UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00558

THE HARTFORD MUTUAL FUNDS II, INC.
(Exact name of registrant as specified in charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31st

Date of reporting period: April 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

HARTFORDFUNDS

THE HARTFORD GROWTH OPPORTUNITIES FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) finished strong in 2013, notching a 32.39% gain for the year. The market started 2014 on a shakier note, but managed to maintain modest gains throughout the first quarter; through April 30, 2014, the S&P 500 Index advanced 2.56%. It appears that much of the market volatility during late 2013 and early 2014 can be attributed to heightened international tensions. In particular, continuing unrest and demonstrations in Turkey, combined with the Russian annexation of Ukraine’s Crimean Peninsula, were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the New Year, although much of the weakness was credited to an unusually harsh winter. When the Federal Reserve began tapering its quantitative-easing program in January, reducing its bond purchases by $10 billion a month, the markets took the policy change in stride. But in February, markets wobbled on concerns that interest rates could rise earlier than anticipated following comments from new Fed chairwoman Janet Yellen.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at 0.1%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. And across the pond it appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. As mid-year approaches, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford Funds.

James Davey
President
Hartford Funds

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Hartford Growth Opportunities Fund

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

The Hartford Growth Opportunities Fund inception 03/31/1963
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks capital appreciation.

Performance Overview 4/30/04 - 4/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/14)

	6 Month†	1 Year	5 Years	10 Years
Growth Opportunities A#	5.35%	21.79%	18.65%	8.98%
Growth Opportunities A##	-0.44%	15.09%	17.31%	8.36%
Growth Opportunities B#	4.92%	20.78%	17.75%	8.32%*
Growth Opportunities B##	-0.07%	15.78%	17.54%	8.32%*
Growth Opportunities C#	5.00%	20.89%	17.82%	8.20%
Growth Opportunities C##	4.00%	19.89%	17.82%	8.20%
Growth Opportunities I#	5.47%	22.07%	19.00%	9.25%
Growth Opportunities R3#	5.20%	21.42%	18.37%	8.92%
Growth Opportunities R4#	5.34%	21.79%	18.74%	9.18%
Growth Opportunities R5#	5.52%	22.16%	19.09%	9.41%
Growth Opportunities Y#	5.56%	22.29%	19.21%	9.50%
Russell 1000 Growth Index	6.95%	20.66%	19.47%	7.99%
Russell 3000 Growth Index	6.49%	20.72%	19.54%	8.06%

†	Not Annualized
#	Without sales charge
##	With sales charge
*	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Classes B and C reflect a contingent deferred sales charge of 5.00% and 1.00%, respectively.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on April 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 8/31/06. Performance prior to that date is that of the Fund's Class A shares (excluding sales charges), which had different operating expenses. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to that date is that of the Fund's Class Y shares, which had different operating expenses.

Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 3000 Growth Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

The Hartford Growth Opportunities Fund
Manager Discussion
April 30, 2014 (Unaudited)

Operating Expenses*

	Net	Gross
Growth Opportunities Class A	1.19%	1.19%
Growth Opportunities Class B	2.05%	2.11%
Growth Opportunities Class C	1.90%	1.90%
Growth Opportunities Class I	0.92%	0.92%
Growth Opportunities Class R3	1.45%	1.46%
Growth Opportunities Class R4	1.15%	1.15%
Growth Opportunities Class R5	0.85%	0.85%
Growth Opportunities Class Y	0.75%	0.75%

*	As shown in the Fund's current prospectus dated March 1, 2014. Actual expenses may be higher. Please see accompanying Financial Highlights for expense ratios for the six-month period ended April 30, 2014.

Gross expenses are the Fund's total annual operating expenses shown in the Fund's most recent prospectus. Net expenses are the Fund's total annual operating expenses shown in the Fund's most recent prospectus and reflect contractual expense waivers/reimbursements in instances when these reductions reduce the Fund's gross expenses. Certain contractual waivers/reimbursements remain in effect until February 28, 2015. Other contractual waivers/reimbursements remain in effect until February 28, 2015, and automatically renew for one-year terms unless terminated.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

Portfolio Managers
Michael T. Carmen, CFA	Mario E. Abularach, CFA	Stephen Mortimer
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Research Analyst	Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class A shares of The Hartford Growth Opportunities Fund returned 5.35%, before sales charge, for the six-month period ended April 30, 2014, underperforming the Fund’s benchmarks, the Russell 1000 Growth Index and the Russell 3000 Growth Index, which returned 6.95% and 6.49%, respectively, for the same period. The Fund outperformed the 4.68% average return of the Lipper Multi-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, nearing another all-time high in April. U.S. stocks finished 2013 with their best return since 1997 amid accommodative rhetoric from U.S. Federal Reserve (Fed) chairman nominee Janet Yellen and the elimination of two market overhangs: the timing of Fed tapering and the threat of another government shutdown in January. However, U.S. equities began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general angst surrounding emerging markets overshadowed a fairly benign domestic environment. Despite myriad adverse weather-influenced economic data, the S&P 500 rebounded from January's pullback and finished February at an all-time high. Robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites. In March, momentum stocks came under heightened scrutiny late in the month, which caused some market participants to question the staying power of the five-year-old bull market. This rotation out of the momentum and high-beta areas of the market continued in April, but the trend appeared to be abating toward the end of the month.

Nine of the ten sectors in the Russell 3000 Growth Index posted positive returns during the period, with Utilities (+18%), Industrials (+9%), and Materials (+9%) gaining most. Telecommunication Services (-3%) lagged on an absolute basis.

Sector allocation, a result of our bottom-up stock selection process, was the primary driver of relative underperformance during the period. In particular, an overweight to Consumer Discretionary and underweights to Information Technology and Energy offset slightly positive stock selection during the period. Positive security selection within Healthcare, Information Technology, and Materials modestly outweighed the negative selection within Consumer Discretionary and Industrials.

Top contributors to relative performance during the period were Forest Labs (Healthcare), Platform Specialty (Materials), and AstraZeneca (Healthcare). Shares of Forest Labs, a U.S.-based pharmaceutical company, soared on news that Actavis, the world’s second-largest generic drug maker by market value, agreed to buy Forest for approximately $25 billion. Shares of Platform Specialty, a global producer of high technology specialty chemical products and provider of technical services, rose based on strong earnings results. Shares of AstraZeneca, a U.K.-based multinational pharmaceutical company, outperformed on news that U.S.-based pharmaceutical giant Pfizer offered to acquire the company at a price that AstraZeneca dismissed as being too low.

Among the top detractors from relative performance during the period were Lululemon Athletica (Consumer Discretionary), Concur Technologies (Information Technology), and Best Buy (Consumer Discretionary). Shares of Lululemon Athletica, a Canada-headquartered manufacturer and retailer of premium athletic apparel, underperformed after the company issued disappointing guidance (lowered revenue and earnings guidance) based on an in-line holiday selling season and a slow start to January. Shares of

3

The Hartford Growth Opportunities Fund
Manager Discussion – (continued)
April 30, 2014 (Unaudited)

Concur Technologies, a U.S.-based software company specializing in expense and employee spend management solutions, underperformed; results were supported by strong bookings growth, but earnings per share guidance was below investor expectations. Shares of Best Buy, a U.S.-based electronics retailer, fell after the company pre-announced disappointing sales and margins. Retailers had a difficult holiday season in general, and Best Buy reported unfavorable domestic holiday sales that fell below expectations, sending the stock even lower. Amazon.com (Consumer Discretionary) was also among the top detractors from absolute performance.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We expect the global economy to continue to expand at a more satisfactory rate in 2014, though conditions are still far from synchronized across regions, contributing to a diverse central bank policy environment. We expect the U.S. economy to regain momentum and job and wage growth, and we believe the Fed remains on track to end quantitative easing in the fourth quarter of this year.

Overall, we are more constructive on a macro basis than we have been in some time, given the more sanguine economic conditions. At the end of the period, the Fund was most overweight the Consumer Discretionary, Information Technology, and Healthcare sectors and most underweight the Consumer Staples, Materials, and Financial sectors relative to the Russell 3000 Growth Index.

Diversification by Sector

as of April 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	25.3%
Consumer Staples	4.3
Energy	4.5
Financials	5.5
Health Care	14.8
Industrials	12.5
Information Technology	30.7
Materials	1.0
Services	1.3
Total	99.9%
Short-Term Investments	1.6
Other Assets and Liabilities	(1.5)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 99.8%
	Capital Goods - 8.1%
338	Acuity Brands, Inc.	$42,126
600	Danaher Corp.	44,045
1,031	DigitalGlobe, Inc. ●	30,702
1,643	HD Supply Holdings, Inc. ●	42,351
3,149	Lithium Technology Corp. ⌂●†	17,286
825	Owens Corning, Inc.	33,715
357	Pall Corp.	30,015
994	Textron, Inc.	40,638
		280,878
	Commercial and Professional Services - 3.4%
602	IHS, Inc. ●	72,581
554	Manpowergroup, Inc.	45,099
		117,680
	Consumer Durables and Apparel - 7.5%
388	Cloudera, Inc. ⌂●†	5,078
331	Harman International Industries, Inc.	36,306
872	Lennar Corp.	33,652
710	Lululemon Athletica, Inc. ●	32,624
924	One Kings Lane, Inc. ⌂●†	12,818
424	PVH Corp.	53,205
10,760	Samsonite International S.A.	34,190
348	Whirlpool Corp.	53,449
		261,322
	Consumer Services - 5.3%
1,572	Diamond Resorts International, Inc. ●	29,419
309	Panera Bread Co. Class A ●	47,263
4,300	Sands China Ltd.	31,570
539	Starwood Hotels & Resorts, Inc.	41,311
488	Wyndham Worldwide Corp.	34,788
		184,351
	Diversified Financials - 3.5%
126	BlackRock, Inc.	38,065
758	Julius Baer Group Ltd.	35,502
1,491	Nomad Holdings Ltd. ●	15,283
1,679	Platform Specialty Products Corp. ●	32,810
		121,660
	Energy - 4.5%
375	Baker Hughes, Inc.	26,215
476	Energen Corp.	37,111
352	EOG Resources, Inc.	34,454
299	Pioneer Natural Resources Co.	57,771
		155,551
	Food and Staples Retailing - 2.8%
472	CVS Caremark Corp.	34,358
706	Sprouts Farmers Markets, Inc. ●	22,575
829	Whole Foods Market, Inc.	41,199
		98,132
	Food, Beverage and Tobacco - 1.5%
331	Anheuser-Busch InBev N.V. ADR	35,032
171	Keurig Green Mountain, Inc.	16,054
		51,086
	Health Care Equipment and Services - 2.1%
1,201	Envision Healthcare Holdings ●	40,571
391	Universal Health Services, Inc. Class B	31,950
		72,521
	Insurance - 1.3%
861	American International Group, Inc.	45,739

	Materials - 1.0%
2,703	Cemex S.A.B. de C.V. ADR ●	34,171
18	Rock Tenn Co. Class A	1,754
		35,925
	Media - 1.3%
574	DirecTV ●	44,564

	Pharmaceuticals, Biotechnology and Life Sciences - 12.7%
159	Actavis plc ●	32,493
176	Alnylam Pharmaceuticals, Inc. ●	8,709
339	Amgen, Inc.	37,909
612	AstraZeneca plc	48,285
1,768	Bristol-Myers Squibb Co.	88,554
353	Covance, Inc. ●	31,203
351	Forest Laboratories, Inc. ●	32,284
868	Merck & Co., Inc.	50,832
424	Novartis AG	36,845
124	Regeneron Pharmaceuticals, Inc. ●	36,729
1,197	Zoetis, Inc.	36,235
		440,078
	Real Estate - 0.6%
191	Zillow, Inc. ●	20,730

	Retailing - 11.2%
252	Amazon.com, Inc. ●	76,785
84	AutoZone, Inc. ●	44,777
1,131	Lowe's Cos., Inc.	51,940
183	Netflix, Inc. ●	58,978
246	Ross Stores, Inc.	16,732
280	Signet Jewelers Ltd.	28,407
54	The Priceline Group, Inc. ●	62,445
418	Tory Burch LLC ⌂●†	28,144
278	TripAdvisor, Inc. ●	22,459
		390,667
	Semiconductors and Semiconductor Equipment - 1.7%
988	NXP Semiconductors N.V. ●	58,932

	Software and Services - 17.3%
1,930	Activision Blizzard, Inc.	38,618
815	Akamai Technologies, Inc. ●	43,266
3,330	Apigee Corp. ⌂●†	8,721
752	Autodesk, Inc. ●	36,128
2,379	Cadence Design Systems, Inc. ●	37,013
695	Concur Technologies, Inc. ●	55,960
1,401	Facebook, Inc. ●	83,757
83	Google, Inc. Class A ●	44,370
233	Google, Inc. Class C ●	122,779
156	New Relic, Inc. ⌂●†	4,051
734	Salesforce.com, Inc. ●	37,914
202	ServiceNow, Inc. ●	10,064
298	Tableau Software, Inc. ●	16,460
1,019	Yahoo!, Inc. ●	36,640
416	Yelp, Inc. ●	24,234
		599,975
	Technology Hardware and Equipment - 11.7%
292	Apple, Inc.	172,405
420	F5 Networks, Inc. ●	44,148
703	Palo Alto Networks, Inc. ●	44,670
655	Pure Storage, Inc. ⌂●†	9,269
807	Qualcomm, Inc.	63,516
438	SanDisk Corp.	37,197

The accompanying notes are an integral part of these financial statements.

5

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 99.8% - (continued)
	Technology Hardware and Equipment - 11.7% - (continued)
585	TE Connectivity Ltd.		$34,497
			405,702
	Telecommunication Services - 1.3%
395	DocuSign, Inc. ⌂●†		4,672
530	SoftBank Corp.		39,474
			44,146
	Transportation - 1.0%
263	FedEx Corp.		35,799

	Total Common Stocks
	( Cost $3,163,325)		$3,465,438

Warrants - 0.1%
	Diversified Financials - 0.1%
1,491	Nomad Holdings Ltd. †		$675
–	Platform Specialty Products Corp.		–
			675
	Total Warrants
	(Cost $15)		$675

	Total Long-Term Investments
	(Cost $3,163,340)		$3,466,113

Short-Term Investments - 1.6%
Repurchase Agreements - 1.6%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $2,469, collateralized by GNMA 4.00%, 2044, value of $2,518)
$2,469	0.05%, 4/30/2014		$2,469
Bank of Montreal TriParty Repurchase Agreement
(maturing on 05/01/2014 in the amount of
$12,259, collateralized by U.S. Treasury Bond
3.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.75%, 2014 - 2024, value of
	$12,504)
12,259	0.04%, 4/30/2014		12,259
	Barclays Capital TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $4,337, collateralized by U.S. Treasury Note 1.75% - 2.63%, 2014 - 2020, value of $4,424)
4,337	0.04%, 4/30/2014		4,337
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 05/01/2014 in the
amount of $10,742, collateralized by U.S.
Treasury Bill 0.02% - 0.14%, 2014 - 2015, U.S.
Treasury Bond 2.75% - 10.63%, 2015 - 2042,
U.S. Treasury Note 0.25% - 5.13%, 2014 -
	2023, value of $10,957)
10,742	0.04%, 4/30/2014		10,742
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $6,530, collateralized by FNMA 3.00%, 2032, GNMA 3.00% - 5.50%, 2028 - 2043, value of $6,661)
6,530	0.05%, 4/30/2014		6,530
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $5,370, collateralized by U.S. Treasury Note 2.63% - 3.00%, 2014 - 2020, value of $5,477)
5,369	0.04%, 4/30/2014		5,369
TD Securities TriParty Repurchase Agreement
(maturing on 05/01/2014 in the amount of
$14,918, collateralized by FHLMC 3.50% -
4.00%, 2026 - 2042, FNMA 3.00% - 5.00%,
2025 - 2043, U.S. Treasury Note 3.13%, 2017,
	value of $15,216)
14,918	0.05%, 4/30/2014		14,918
	UBS Securities, Inc. Repurchase Agreement (maturing on 05/01/2014 in the amount of $76, collateralized by U.S. Treasury Note 2.13%, 2015, value of $77)
76	0.04%, 4/30/2014		76
			56,700
	Total Short-Term Investments
	(Cost $56,700)		$56,700

	Total Investments
	(Cost $3,220,040) ▲	101.5%	$3,522,813
	Other Assets and Liabilities	(1.5)%	(50,539)
	Total Net Assets	100.0%	$3,472,274

The accompanying notes are an integral part of these financial statements.

6

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At April 30, 2014, the cost of securities for federal income tax purposes was $3,214,995 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$393,312
Unrealized Depreciation	(85,494)
Net Unrealized Appreciation	$307,818

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2014, the aggregate value of these securities was $90,714, which represents 2.6% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2014	3,330	Apigee Corp.	$9,690
02/2014	388	Cloudera, Inc.	5,644
02/2014	395	DocuSign, Inc.	5,191
08/2013	3,149	Lithium Technology Corp.	15,347
04/2014	156	New Relic, Inc.	4,502
01/2014	924	One Kings Lane, Inc.	14,243
04/2014	655	Pure Storage, Inc.	10,299
11/2013	418	Tory Burch LLC	32,762

At April 30, 2014, the aggregate value of these securities was $90,039, which represents 2.6% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
JPY	Sell	05/01/2014	CSFB	$3,512	$3,523	$–	$(11)

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CSFB	Credit Suisse First Boston Corp.

Currency Abbreviations:
JPY	Japanese Yen

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

7

The Hartford Growth Opportunities Fund
Investment Valuation Hierarchy Level Summary
April 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$3,465,438	$3,149,533	$225,866	$90,039
Warrants	675	–	675	–
Short-Term Investments	56,700	–	56,700	–
Total	$3,522,813	$3,149,533	$283,241	$90,039
Liabilities:
Foreign Currency Contracts *	$11	$–	$11	$–
Total	$11	$–	$11	$–

♦	For the six-month period ended April 30, 2014, investments valued at $6,466 were transferred from Level 1 to Level 2, and there were no transfers from Level 2 to Level 1. Investments are transferred between Level 1 and Level 2 for a variety of reasons including, but not limited to:
1)	Foreign equities for which a fair value price is more representative of exit value than the local market close (transfer into Level 2). Foreign equities for which the local market close is more representative of exit value (transfer into Level 1).
2)	U.S. Treasury securities that no longer represent the most recent issue (transfer into Level 2).
3)	Equity investments with no observable trading but a bid or close price is used (transfer into Level 2). Equity investments using observable quoted prices in an active market (transfer into Level 1).
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3 *	Transfers Out of Level 3 *	Balance as of April 30, 2014
Assets:
Common Stocks	$59,811	$—	$(6,102	)†	$—	$82,330	$—	$—	$(46,000)	$90,039
Warrants	87	—	—		—	—	—	—	(87)	—
Total	$59,898	$—	$(6,102)		$—	$82,330	$—	$—	$(46,087)	$90,039

*	Investments are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1)	Investments where trading has been halted (transfer into Level 3) or investments where trading has resumed (transfer out of Level 3).
2)	Broker quoted investments (transfer into Level 3) or quoted prices in active markets (transfer out of Level 3).
3)	Investments that have certain restrictions on trading (transfer into Level 3) or investments where trading restrictions have expired (transfer out of Level 3).
†	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at April 30, 2014 was $(6,102).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

8

The Hartford Growth Opportunities Fund
Statement of Assets and Liabilities
April 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $3,220,040)	$3,522,813
Cash	—
Foreign currency on deposit with custodian (cost $516)	517
Receivables:
Investment securities sold	20,513
Fund shares sold	5,397
Dividends and interest	2,335
Other assets	256
Total assets	3,551,831
Liabilities:
Unrealized depreciation on foreign currency contracts	11
Payables:
Investment securities purchased	73,982
Fund shares redeemed	4,562
Investment management fees	402
Administrative fees	4
Distribution fees	102
Accrued expenses	494
Total liabilities	79,557
Net assets	$3,472,274
Summary of Net Assets:
Capital stock and paid-in-capital	$2,785,923
Distributions in excess of net investment income	(8,006)
Accumulated net realized gain	391,592
Unrealized appreciation of investments and the translation of assets and liabilities denominated in foreign currency	302,765
Net assets	$3,472,274

Shares authorized	23,750,000
Par value	$0.0001
Class A: Net asset value per share/Maximum offering price per share	$39.19/$41.47
Shares outstanding	35,655
Net assets	$1,397,240
Class B: Net asset value per share	$30.32
Shares outstanding	812
Net assets	$24,631
Class C: Net asset value per share	$30.48
Shares outstanding	7,428
Net assets	$226,399
Class I: Net asset value per share	$40.09
Shares outstanding	39,653
Net assets	$1,589,871
Class R3: Net asset value per share	$39.69
Shares outstanding	662
Net assets	$26,282
Class R4: Net asset value per share	$40.64
Shares outstanding	1,158
Net assets	$47,060
Class R5: Net asset value per share	$41.45
Shares outstanding	2,305
Net assets	$95,530
Class Y: Net asset value per share	$41.74
Shares outstanding	1,563
Net assets	$65,261

The accompanying notes are an integral part of these financial statements.

9

The Hartford Growth Opportunities Fund
Statement of Operations
For the Six-Month Period Ended April 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$13,005
Interest	12
Less: Foreign tax withheld	(289)
Total investment income	12,728

Expenses:
Investment management fees	10,236
Administrative services fees
Class R3	26
Class R4	34
Class R5	39
Transfer agent fees
Class A	801
Class B	37
Class C	119
Class I	1,045
Class R3	1
Class R4	—
Class R5	—
Class Y	1
Distribution fees
Class A	1,342
Class B	119
Class C	957
Class R3	65
Class R4	56
Custodian fees	9
Accounting services fees	173
Registration and filing fees	135
Board of Directors' fees	29
Audit fees	12
Other expenses	205
Total expenses (before waivers and fees paid indirectly)	15,441
Expense waivers	(8)
Transfer agent fee waivers	(2)
Commission recapture	(54)
Total waivers and fees paid indirectly	(64)
Total expenses, net	15,377
Net Investment Loss	(2,649)
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain on investments	388,532
Net realized loss on purchased option contracts	(1,731)
Net realized loss on foreign currency contracts	(135)
Net realized gain on other foreign currency transactions	133
Net Realized Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	386,799
Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(249,181)
Net unrealized appreciation of purchased option contracts	1,496
Net unrealized depreciation of foreign currency contracts	(11)
Net unrealized appreciation of translation of other assets and liabilities in foreign currencies	5
Net Changes in Unrealized Depreciation of Investments, Other Financial Instruments and Foreign Currency Transactions	(247,691)
Net Gain on Investments, Other Financial Instruments and Foreign Currency Transactions	139,108
Net Increase in Net Assets Resulting from Operations	$136,459

The accompanying notes are an integral part of these financial statements.

10

The Hartford Growth Opportunities Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Operations:
Net investment loss	$(2,649)	$(4,791)
Net realized gain on investments, other financial instruments and foreign currency transactions	386,799	395,628
Net unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(247,691)	205,893
Net Increase in Net Assets Resulting from Operations	136,459	596,730
Distributions to Shareholders:
From net realized gain on investments
Class A	(38,220)	—
Class B	(1,170)	—
Class C	(8,748)	—
Class I	(49,466)	—
Class R3	(960)	—
Class R4	(1,636)	—
Class R5	(762)	—
Class Y	(2,123)	—
Total distributions	(103,085)	—
Capital Share Transactions:
Class A	404,350 *	4,120	*
Class B	1,801 *	(5,190	)*
Class C	53,873 *	15,469	*
Class I	280,384 *	108,570	*
Class R3	960 *	2,216	*
Class R4	1,999 *	(5,137	)*
Class R5	72,226 *	595	*
Class Y	3,910 *	(4,471	)*
Net increase from capital share transactions	819,503	116,172
Net Increase in Net Assets	852,877	712,902
Net Assets:
Beginning of period	2,619,397	1,906,495
End of period	$3,472,274	$2,619,397
Undistributed (distribution in excess of) net investment income	$(8,006)	$(5,357)

* Includes merger activity (See Fund Mergers in accompanying Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

11

The Hartford Growth Opportunities Fund
Notes to Financial Statements
April 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

The Hartford Mutual Funds II, Inc. (“Company”) is an open-end management investment company comprised of four portfolios. Financial statements for The Hartford Growth Opportunities Fund (the "Fund"), a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares were sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held (see note below regarding the closing of Class B shares). Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class I shares are sold without sales charges to certain eligible investors primarily through advisory fee-based wrap programs. Class R3, R4 and R5 shares, which are offered to employer-sponsored retirement plans, and Class Y shares, which are sold to certain eligible institutional investors, are sold without a sales charge.  All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and that Class B shares automatically convert to Class A shares after 8 years.

No new or additional investments are allowed in Class B shares of the Fund (including investments through any systematic investment plan). Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Fund (as permitted by existing exchange privileges), or redeem their Class B shares as described in the Fund’s prospectus. Reinstatement privileges with respect to Class B shares are set forth in the Fund's prospectus. For investors electing to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares, remain unchanged.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the

12

The Hartford Growth Opportunities Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price. For more information on specific valuation techniques and unobservable inputs, please see table below titled "Quantitative Information about Level 3 Fair Value Measurements.”

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at

13

The Hartford Growth Opportunities Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Fund’s Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company’s Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Quantitative Information about Level 3 Fair Value Measurements:

Security Type/Valuation Technique	Unobservable Input *	Input Value(s) Range (Weighted Average) ‡	Fair Value at April 30, 2014
Assets:
Common Stocks:
Cost Δ	Recent trade price	$2.62 - $26.04 ($12.53)	44,609
	Date	1/29/2014 - 4/17/2014
Model Δ	Enterprise Value/EBITDA ♠	13.37x to 15.85x	28,144
Model Δ	Enterprise Value/Revenue ■	2.83x to 4.17x	17,286
Total			$90,039

*	Significant changes to any unobservable inputs may result in a significant change to the fair value.
‡	Unless otherwise noted, inputs were weighted based on the fair value of the investments included in the range.
♠	EBITDA for each business is estimated for fiscal year ended 2014.
■	Revenue for each business is estimated for fiscal year ended 2015.
Δ	Includes illiquidity discount of 10%.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

14

The Hartford Growth Opportunities Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net

15

The Hartford Growth Opportunities Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of April 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of April 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund had no when-issued or delayed-delivery investments as of April 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of April 30, 2014.

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. The Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as the Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will pledge cash or other liquid investments having a value equal to or greater than the fluctuating market value of the option investment or currency. Writing put options increases the Fund’s exposure to the underlying instrument. Writing call options decreases the Fund’s exposure to the

16

The Hartford Growth Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swap, investment or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. The Fund may also purchase put and call options. Purchasing call options increases the Fund’s exposure to the underlying instrument. Purchasing put options decreases the Fund’s exposure to the underlying instrument. The Fund pays a premium, which is included on the Fund’s Statement of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into over-the-counter options also exposes the Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

As of April 30, 2014 the Fund had no outstanding purchased option or written option contracts. There were no transactions involving written option contracts during the six-month period ended April 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$11	$—	$—	$—	$—	$11
Total	$—	$11	$—	$—	$—	$—	$11

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended April 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended April 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on purchased option contracts	$—	$—	$—	$(1,731)	$—	$—	$(1,731)
Net realized loss on foreign currency contracts	—	(135)	—	—	—	—	(135)
Total	$—	$(135)	$—	$(1,731)	$—	$—	$(1,866)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of purchased option contracts	$—	$—	$—	$1,496	$—	$—	$1,496
Net change in unrealized depreciation of foreign currency contracts	—	(11)	—	—	—	—	(11)
Total	$—	$(11)	$—	$1,496	$—	$—	$1,485

The derivatives held by the Fund as of April 30, 2014 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

17

The Hartford Growth Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2014. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Components of Distributable Earnings – The Fund’s components of distributable earnings (deficit) on a tax basis at October 31, 2013, are as follows:

Amount
Undistributed Long-Term Capital Gain	$103,085
Accumulated Capital Losses	(5,357)
Unrealized Appreciation*	388,942
Total Accumulated Earnings	$486,670

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax

18

The Hartford Growth Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$7,330
Accumulated Net Realized Gain (Loss)	1,065
Capital Stock and Paid-in-Capital	(8,395)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of October 31, 2013.

During the year ended October 31, 2013, the Fund utilized $289,150 of prior year capital loss carryforwards.

As of October 31, 2013, the Fund elected to defer the following Late-Year Ordinary Losses:

Amount
Ordinary Income	$5,357

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

19

The Hartford Growth Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of April 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $250 million	0.8000%
On next $4.75 billion	0.7000%
On next $5 billion	0.6975%
Over $10 billion	0.6950%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.012%
Over $5 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. As of April 30, 2014, HFMC contractually limited the total operating expenses of this Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, through February 28, 2015 as follows:

Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
1.19%	2.05%	2.05%	0.92%	1.45%	1.15%	0.85%	0.85%

From November 1, 2013 through February 27, 2014, the investment manager contractually limited the total operating expenses of this Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses as follows:

Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
1.21%	1.96%	1.96%	0.96%	1.45%	1.15%	0.85%	0.85%

Fees Paid Indirectly – The Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended April 30, 2014, this amount, if any, is included in the Statement of Operations.

20

The Hartford Growth Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended April 30, 2014
Class A	1.14%
Class B	1.98
Class C	1.87
Class I	0.89
Class R3	1.45
Class R4	1.14
Class R5	0.84
Class Y	0.74

Distribution and Service Plan for Class A, B, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD") is the principal underwriter and distributor of the Fund. HFD is engaged in distribution activities, which include marketing and distribution of shares through broker/dealers, financing distribution costs and maintaining financial books and records. For the six-month period ended April 30, 2014, HFD received front-end load sales charges of $1,143 and contingent deferred sales charges of $10 from the Fund.

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 of the 1940 Act to compensate the distributor (HFD) for activities intended to result in the sale and distribution of Class A, B, C, R3 and R4 shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Fund provides for payment of a Rule 12b-1 fee of 0.25% of average daily net assets. Some or all of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker/dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for services provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker/dealers for distribution and/or shareholder account services. Class R3 shares have a distribution fee of 0.50% of average daily net assets and Class R4 shares have a distribution fee of 0.25% of average daily net assets. For Class R3 and R4 shares, some or the entire fee may be remitted to broker/dealers for distribution and/or shareholder account services. The Fund’s 12b-1 fees are accrued daily and paid monthly.

Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2014, a portion of the Fund’s Chief Compliance Officer’s compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund was in the amount of $1. Hartford Administrative Services Company (“HASCO”), an indirect wholly-owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets. The amount paid to HASCO and any related contractual reimbursement amounts, if applicable, can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Administrative services fees are paid to HASCO for third-party recordkeeping services that are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statement of Operations. These fees are accrued daily and paid monthly.

21

The Hartford Growth Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Affiliate Holdings:

As of April 30, 2014, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of Class
Class R4	—%*

*	Percentage amount rounds to zero.

Investment Transactions:

For the six-month period ended April 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$3,044,787	$—	$3,044,787
Sales Proceeds	2,438,083	—	2,438,083

Capital Share Transactions:

The following information is for the six-month period ended April 30, 2014, and the year ended October 31, 2013:

	For the Six-Month Period Ended April 30, 2014				For the Year Ended October 31, 2013
	Shares Sold*	Shares Issued for Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) of Shares	Shares Sold*	Shares Issued for Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) of Shares
Class A
Shares	11,213	981	(1,944)	10,250	4,679	—	(4,573)	106
Amount	$443,964	$37,199	$(76,813)	$404,350	$157,035	$—	$(152,915)	$4,120
Class B
Shares	154	35	(177)	12	78	—	(282)	(204)
Amount	$6,248	$1,042	$(5,489)	$1,801	$2,257	$—	$(7,447)	$(5,190)
Class C
Shares	1,892	242	(487)	1,647	1,454	—	(910)	544
Amount	$61,806	$7,150	$(15,083)	$53,873	$39,655	$—	$(24,186)	$15,469
Class I
Shares	11,177	923	(5,079)	7,021	15,156	—	(12,173)	2,983
Amount	$450,298	$35,772	$(205,686)	$280,384	$525,939	$—	$(417,369)	$108,570
Class R3
Shares	128	23	(125)	26	228	—	(166)	62
Amount	$5,146	$890	$(5,076)	$960	$7,834	$—	$(5,618)	$2,216
Class R4
Shares	186	38	(173)	51	232	—	(380)	(148)
Amount	$7,689	$1,495	$(7,185)	$1,999	$8,052	$—	$(13,189)	$(5,137)
Class R5
Shares	2,063	19	(274)	1,808	157	—	(140)	17
Amount	$83,093	$762	$(11,629)	$72,226	$5,485	$—	$(4,890)	$595
Class Y
Shares	236	51	(131)	156	400	—	(490)	(90)
Amount	$7,360	$2,067	$(5,517)	$3,910	$22,859	$—	$(27,330)	$(4,471)
Total
Shares	27,049	2,312	(8,390)	20,971	22,384	—	(19,114)	3,270
Amount	$1,065,604	$86,377	$(332,478)	$819,503	$769,116	$—	$(652,944)	$116,172

*	Includes shares issued from merger. Please see the tables immediately following for details.

22

The Hartford Growth Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

	Shares Issued from Merger
	For the Six-Month Period Ended April 30, 2014
	Shares	Amount
Class A	9,620	$380,974
Class B	145	4,455
Class C	1,244	38,336
Class I	5,901	239,063
Class R3	28	1,124
Class R4	87	3,581
Class R5	1	62
Class Y	134	5,663
	17,160	$673,258

	Shares Issued from Merger
	For the Year Ended October 31, 2013
	Shares	Amount
Class A	826	$26,790
Class B	35	909
Class C	249	6,406
Class I	17	573
Class R3	5	154
Class R4	4	125
Class R5	4	126
Class Y	26	903
	1,166	$35,986

The following reflects the conversion of Class B shares into Class A shares (reflected as Class A shares sold) for the six-month period ended April 30, 2014, and the year ended October 31, 2013:

	Shares	Dollars
For the Six-Month Period Ended April 30, 2014	40	$1,590
For the Year Ended October 31, 2013	44	$1,471

Fund Mergers:

Reorganization of The Hartford Growth Fund into the Fund: At a meeting held on December 13, 2013, the Board of Directors of The Hartford Mutual Funds II, Inc. approved an Agreement and Plan of Reorganization providing for the acquisition of all the assets and liabilities of The Hartford Growth Fund (“Growth Fund”) by the Fund (“Acquiring Fund”).

Under the terms of the Agreement and Plan of Reorganization, the assets and liabilities of the Growth Fund were acquired by the Fund on April 7, 2014. The Fund acquired the assets and liabilities of the Growth Fund in exchange for shares in the Fund, which were distributed pro rata by the Growth Fund to shareholders, in complete liquidation of the Growth Fund.

23

The Hartford Growth Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

This merger was accomplished by tax free exchange as detailed below:

	Net assets of Growth Fund on April 4, 2014	Net assets of Acquiring Fund immediately before merger	Net assets of Acquiring Fund immediately after merger	Growth Fund shares exchanged	Acquiring Fund shares issued to the Growth Fund's shareholders

Class A	$380,974	$1,035,366	$1,416,340	18,178	9,620
Class B	4,455	21,626	26,081	272	145
Class C	38,336	190,907	229,243	2,333	1,244
Class I	239,063	1,378,007	1,617,070	11,132	5,901
Class R3	1,124	25,275	26,399	53	28
Class R4	3,581	44,072	47,653	165	87
Class R5	62	96,958	97,020	3	1
Class Y	5,663	61,921	67,584	252	134
Total	$673,258	$2,854,132	$3,527,390	32,388	17,160

The Target Fund had the following unrealized appreciation, accumulated net realized losses and capital stock as of the merger date:

Fund	Undistributed Income	Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gains (Losses)	Capital Stock	Total
Target Fund	$—	$166,559	$(252)	$506,951	$673,258

Assuming the acquisition had been completed on November 1, 2013, the beginning of the annual reporting period of the Funds, the Fund’s pro forma results of operations for the six-month period ended April 30, 2014, are as follows:

Fund	Net Investment Loss	Net gain on investments	Net increase in net assets resulting from operations
Acquiring Fund	$(2,819)	$178,531	$175,712

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Growth Fund that have been included in the Fund’s Statement of Operations since the merger date.

Reorganization of The Hartford Fundamental Growth Fund into the Fund: At a Special Meeting of Shareholders held on December 17, 2012, the shareholders of The Hartford Fundamental Growth Fund approved a proposed Agreement and Plan of Reorganization providing for the acquisition of all the assets and liabilities of The Hartford Fundamental Growth Fund (“Fundamental Growth Fund”) by the Fund (“Acquiring Fund”).

Under the terms of the Agreement and Plan of Reorganization, and pursuant to the approval by the shareholders of the Fundamental Growth Fund, the assets and liabilities were acquired by the Fund on February 22, 2013. The Fund acquired the assets and liabilities of the Fundamental Growth Fund in exchange for shares in the Fund, which were distributed pro rata by the Fundamental Growth Fund to shareholders, in complete liquidation of the Fundamental Growth Fund.

24

The Hartford Growth Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

This merger was accomplished by tax free exchange as detailed below:

	Net assets of Fundamental Growth Fund on February 22, 2013	Net assets of Acquiring Fund immediately before merger	Net assets of Acquiring Fund immediately after merger	Fundamental Growth Fund shares exchanged	Acquiring Fund shares issued to the Fundamental Growth Fund's shareholders

Class A	$26,790	$810,633	$837,423	2,793	826
Class B	909	23,436	24,345	105	35
Class C	6,406	134,786	141,192	743	249
Class I	573	1,018,343	1,018,916	59	17
Class R3	154	19,361	19,515	16	5
Class R4	125	40,011	40,136	12	4
Class R5	126	16,678	16,804	13	4
Class Y	903	53,960	54,863	90	26
Total	$35,986	$2,117,208	$2,153,194	3,831	1,166

The Fundamental Growth Fund had the following unrealized appreciation, accumulated net realized losses and capital stock as of the merger date:

Fund	Undistributed Income	Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gains (Losses)	Capital Stock	Total
Fundamental Growth Fund	$—	$2,958	$(894)	$33,922	$35,986

Assuming the acquisition had been completed on November 1, 2012, the beginning of the annual reporting period of the Funds, the Fund’s pro forma results of operations for the year ended October 31, 2013, are as follows:

Fund	Net Investment Loss	Net gain on investments	Net increase in net assets resulting from operations
Acquiring Fund	$(4,566)	$607,439	$602,873

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of the Fundamental Growth Fund that have been included in the Fund’s Statement of Operations since the merger date.

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended April 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

25

The Hartford Growth Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Fund because the Fund is not party to the suit.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

26

The Hartford Growth Opportunities Fund

Financial Highlights

	- Selected Per-Share Data - (A)										- Ratios and Supplemental Data -
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Investment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income to Average Net Assets
For the Six-Month Period Ended April 30, 2014 (Unaudited)
A	$38.68	$(0.05)	$2.07	$2.02	$–	$(1.51)	$(1.51)	$39.19	5.35	%(D)	$1,397,240	1.15	%(E)	1.15	%(E)	(0.26	)%(E)
B	30.38	(0.17)	1.62	1.45	–	(1.51)	(1.51)	30.32	4.92	(D)	24,631	2.06	(E)	1.99	(E)	(1.10	)(E)
C	30.51	(0.15)	1.63	1.48	–	(1.51)	(1.51)	30.48	5.00	(D)	226,399	1.87	(E)	1.87	(E)	(0.98	)(E)
I	39.49	–	2.11	2.11	–	(1.51)	(1.51)	40.09	5.47	(D)	1,589,871	0.90	(E)	0.90	(E)	(0.01	)(E)
R3	39.21	(0.11)	2.10	1.99	–	(1.51)	(1.51)	39.69	5.20	(D)	26,282	1.46	(E)	1.45	(E)	(0.56	)(E)
R4	40.06	(0.05)	2.14	2.09	–	(1.51)	(1.51)	40.64	5.34	(D)	47,060	1.15	(E)	1.15	(E)	(0.26	)(E)
R5	40.76	–	2.20	2.20	–	(1.51)	(1.51)	41.45	5.52	(D)	95,530	0.85	(E)	0.85	(E)	(0.02	)(E)
Y	41.02	0.03	2.20	2.23	–	(1.51)	(1.51)	41.74	5.56	(D)	65,261	0.75	(E)	0.75	(E)	0.14	(E)

For the Year Ended October 31, 2013
A	$29.60	$(0.10)	$9.18	$9.08	$–	$–	$–	$38.68	30.68%		$982,699	1.19%		1.19%		(0.30)%
B	23.43	(0.28)	7.23	6.95	–	–	–	30.38	29.66		24,296	2.11		1.96		(1.05)
C	23.52	(0.27)	7.26	6.99	–	–	–	30.51	29.72		176,392	1.90		1.90		(1.01)
I	30.14	(0.01)	9.36	9.35	–	–	–	39.49	31.02		1,288,778	0.92		0.92		(0.03)
R3	30.09	(0.19)	9.31	9.12	–	–	–	39.21	30.31		24,924	1.46		1.45		(0.56)
R4	30.64	(0.09)	9.51	9.42	–	–	–	40.06	30.74		44,353	1.15		1.15		(0.25)
R5	31.09	0.01	9.66	9.67	–	–	–	40.76	31.10		20,243	0.85		0.85		0.04
Y	31.25	0.05	9.72	9.77	–	–	–	41.02	31.26		57,712	0.75		0.75		0.14

For the Year Ended October 31, 2012
A	$25.98	$(0.15)	$3.77	$3.62	$–	$–	$–	$29.60	13.93%		$748,795	1.23%		1.21%		(0.54)%
B	20.72	(0.28)	2.99	2.71	–	–	–	23.43	13.08		23,529	2.15		1.96		(1.29)
C	20.80	(0.28)	3.00	2.72	–	–	–	23.52	13.08		123,174	1.93		1.93		(1.26)
I	26.39	(0.08)	3.83	3.75	–	–	–	30.14	14.21		893,563	0.95		0.95		(0.28)
R3	26.48	(0.22)	3.83	3.61	–	–	–	30.09	13.63		17,259	1.48		1.45		(0.78)
R4	26.89	(0.14)	3.89	3.75	–	–	–	30.64	13.95		38,458	1.16		1.15		(0.47)
R5	27.20	(0.05)	3.94	3.89	–	–	–	31.09	14.30		14,935	0.86		0.85		(0.17)
Y	27.32	(0.03)	3.96	3.93	–	–	–	31.25	14.39		46,782	0.76		0.76		(0.09)

For the Year Ended October 31, 2011
A(F)	$24.78	$0.02	$1.18	$1.20	$–	$–	$–	$25.98	4.84%		$754,532	1.22%		1.22%		0.06%
B	19.93	(0.29)	1.08	0.79	–	–	–	20.72	3.96		27,884	2.13		2.04		(1.32)
C	19.98	(0.26)	1.08	0.82	–	–	–	20.80	4.10		128,016	1.92		1.92		(1.20)
I	25.10	(0.06)	1.35	1.29	–	–	–	26.39	5.14		791,091	0.92		0.92		(0.22)
R3	25.31	(0.20)	1.37	1.17	–	–	–	26.48	4.62		13,444	1.48		1.45		(0.74)
R4	25.63	(0.12)	1.38	1.26	–	–	–	26.89	4.92		36,249	1.16		1.15		(0.43)
R5	25.85	(0.04)	1.39	1.35	–	–	–	27.20	5.22		14,132	0.86		0.85		(0.15)
Y	25.94	(0.01)	1.39	1.38	–	–	–	27.32	5.32		98,278	0.76		0.76		(0.04)

See Portfolio Turnover information on the next page.

27

The Hartford Growth Opportunities Fund

Financial Highlights – (continued)

	- Selected Per-Share Data - (A)									- Ratios and Supplemental Data -
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Investment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income to Average Net Assets
For the Year Ended October 31, 2010
A	$20.69	$(0.13)	$4.22	$4.09	$–	$–	$–	$24.78	19.77%	$431,465	1.35%	1.32%	(0.57)%
B	16.77	(0.25)	3.41	3.16	–	–	–	19.93	18.84	34,559	2.18	2.07	(1.33)
C	16.78	(0.23)	3.43	3.20	–	–	–	19.98	19.07	156,903	1.95	1.95	(1.21)
I	20.91	(0.05)	4.28	4.23	(0.04)	–	(0.04)	25.10	20.23	495,439	0.93	0.93	(0.22)
R3	21.17	(0.18)	4.32	4.14	–	–	–	25.31	19.56	10,772	1.49	1.49	(0.77)
R4	21.37	(0.10)	4.36	4.26	–	–	–	25.63	19.93	42,770	1.17	1.17	(0.44)
R5	21.52	(0.03)	4.40	4.37	(0.04)	–	(0.04)	25.85	20.34	14,203	0.87	0.87	(0.14)
Y	21.59	(0.01)	4.42	4.41	(0.06)	–	(0.06)	25.94	20.44	136,662	0.77	0.77	(0.04)

For the Year Ended October 31, 2009 (G)
A	$18.60	$0.02	$2.07	$2.09	$–	$–	$–	$20.69	11.24%	$746,980	1.47%	1.24%	0.11%
B	15.16	(0.09)	1.70	1.61	–	–	–	16.77	10.62	36,371	2.36	1.84	(0.53)
C	15.21	(0.13)	1.70	1.57	–	–	–	16.78	10.32	173,788	2.04	2.04	(0.72)
I	18.74	0.02	2.15	2.17	–	–	–	20.91	11.58	360,198	0.99	0.99	0.23
R3	19.08	(0.04)	2.13	2.09	–	–	–	21.17	10.95	8,468	1.55	1.55	(0.28)
R4	19.19	0.01	2.17	2.18	–	–	–	21.37	11.36	35,421	1.21	1.21	0.05
R5	19.28	0.02	2.22	2.24	–	–	–	21.52	11.62	11,967	0.92	0.92	0.20
Y	19.31	0.10	2.18	2.28	–	–	–	21.59	11.81	172,228	0.80	0.80	0.50

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Class L was merged into Class A on August 5, 2011.
(G)	Net investment income (loss) per share amounts have been calculated using the SEC method.

	Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended April 30, 2014 (Unaudited)	73	%(A)
For the Year Ended October 31, 2013	120	(B)
For the Year Ended October 31, 2012	116
For the Year Ended October 31, 2011	121
For the Year Ended October 31, 2010	115
For the Year Ended October 31, 2009	137

(A)	During the six-month period ended April 30, 2014, The Hartford Growth Opportunities Fund incurred $415.5 million in sales of securities held associated with the transition of assets from The Hartford Growth Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.
(B)	During the year ended October 31, 2013, The Hartford Growth Opportunities Fund incurred $2.8 million in sales of securities held associated with the transition of assets from The Hartford Fundamental Growth Fund, which merged into the Fund on February 22, 2013. These sales are excluded from the portfolio turnover rate calculation.

28

The Hartford Growth Opportunities Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of April 30, 2014, collectively consist of 89 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to The Hartford Mutual Funds, Inc. ("MF") and The Hartford Mutual Funds II, Inc. ("MF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (MF) and 1986 (MF2), Chairman of the Board for each since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (MF) and 2002 (MF2), Chairman of the Nominating Committee

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of

29

The Hartford Growth Opportunities Fund

Directors and Officers (Unaudited) – (continued)

Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (MF) and 2000 (MF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (MF) and 2002 (MF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Michael R. Dressen (1963) AML Compliance Officer since 2011

        Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

30

The Hartford Growth Opportunities Fund

Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

31

The Hartford Growth Opportunities Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 31, 2013 through April 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value October 31, 2013	Ending Account Value April 30, 2014	Expenses paid during the period October 31, 2013 through April 30, 2014	Beginning Account Value October 31, 2013	Ending Account Value April 30, 2014	Expenses paid during the period October 31, 2013 through April 30, 2014	Annualized expense ratio	Days in the current ½ year	Days in the full year
Class A	$1,000.00	$1,053.50	$5.83	$1,000.00	$1,019.12	$5.73	1.15%	181	365
Class B	$1,000.00	$1,049.20	$10.09	$1,000.00	$1,014.95	$9.92	1.99	181	365
Class C	$1,000.00	$1,050.00	$9.50	$1,000.00	$1,015.52	$9.34	1.87	181	365
Class I	$1,000.00	$1,054.70	$4.57	$1,000.00	$1,020.35	$4.49	0.90	181	365
Class R3	$1,000.00	$1,052.00	$7.37	$1,000.00	$1,017.61	$7.25	1.45	181	365
Class R4	$1,000.00	$1,053.40	$5.85	$1,000.00	$1,019.10	$5.75	1.15	181	365
Class R5	$1,000.00	$1,055.20	$4.31	$1,000.00	$1,020.60	$4.24	0.85	181	365
Class Y	$1,000.00	$1,055.60	$3.81	$1,000.00	$1,021.08	$3.75	0.75	181	365

32

The Hartford Growth Opportunities Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Growth Investing Risk: Growth investments can be volatile, and may fail to increase earnings or grow as quickly as anticipated. Growth-style investing falls in and out of favor, which may result in periods of underperformance.

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

Mid-cap Stock Risk: Mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Active Trading Risk: Actively trading investments may result in higher costs and higher taxable income.

33

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our1 business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

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HPP Revised January 2014

HARTFORDFUNDS

hartfordfunds.com

This information is written in connection with the promotion or marketing of the matter(s) addressed in this material.

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Hartford Funds are underwritten and distributed by Hartford Funds Distributors, LLC.

MFSAR-GO14      4/14 113983-2 Printed in U.S.A.

HARTFORDFUNDS

THE HARTFORD MUNICIPAL REAL RETURN FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) finished strong in 2013, notching a 32.39% gain for the year. The market started 2014 on a shakier note, but managed to maintain modest gains throughout the first quarter; through April 30, 2014, the S&P 500 Index advanced 2.56%. It appears that much of the market volatility during late 2013 and early 2014 can be attributed to heightened international tensions. In particular, continuing unrest and demonstrations in Turkey, combined with the Russian annexation of Ukraine’s Crimean Peninsula, were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the New Year, although much of the weakness was credited to an unusually harsh winter. When the Federal Reserve began tapering its quantitative-easing program in January, reducing its bond purchases by $10 billion a month, the markets took the policy change in stride. But in February, markets wobbled on concerns that interest rates could rise earlier than anticipated following comments from new Fed chairwoman Janet Yellen.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at 0.1%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. And across the pond it appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. As mid-year approaches, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford Funds.

James Davey
President
Hartford Funds

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Hartford Municipal Real Return Fund

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

The Hartford Municipal Real Return Fund inception 06/02/1986
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks to provide current income exempt from federal income tax and after-tax inflation-adjusted total returns.

Performance Overview 4/30/04 - 4/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/14)

	6 Month†	1 Year	5 Years	10 Years
Municipal Real Return A#	3.11%	-0.05%	5.78%	2.68%
Municipal Real Return A##	-1.53%	-4.55%	4.81%	2.21%
Municipal Real Return B#	2.76%	-0.80%	5.00%	2.08%*
Municipal Real Return B##	-2.24%	-5.66%	4.67%	2.08%*
Municipal Real Return C#	2.75%	-0.80%	5.01%	1.93%
Municipal Real Return C##	1.75%	-1.77%	5.01%	1.93%
Municipal Real Return I#	3.23%	0.20%	6.06%	2.87%
Municipal Real Return Y#	3.14%	0.10%	6.06%	2.90%
Barclays Municipal Bond 1-15 Year Blend (1-17) Index	2.89%	0.95%	4.56%	4.48%

†	Not Annualized
#	Without sales charge
##	With sales charge
*	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 4.50% and returns for Classes B and C reflect a contingent deferred sales charge of 5.00% and 1.00%, respectively.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on April 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 5/31/07. Performance prior to that date is that of the Fund’s Class A shares (excluding sales charges), which had different operating expenses.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company, using a modified investment strategy. As of March 5, 2012, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Barclays Municipal Bond 1-15 Year Blend (1-17) Index is a sub-index of the Barclays Municipal Bond Index. It is a rules-based market value-weighted index of bonds with maturities of one year to 17 years engineered for the tax-exempt bond market.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

The Hartford Municipal Real Return Fund
Manager Discussion
April 30, 2014 (Unaudited)

Operating Expenses*

	Net	Gross
Municipal Real Return Class A	0.85%	0.88%
Municipal Real Return Class B	1.60%	1.71%
Municipal Real Return Class C	1.60%	1.62%
Municipal Real Return Class I	0.60%	0.64%
Municipal Real Return Class Y	0.58%	0.58%

*	As shown in the Fund's current prospectus dated March 1, 2014. Actual expenses may be higher. Please see accompanying Financial Highlights for expense ratios for the six-month period ended April 30, 2014.

Gross expenses are the Fund's total annual operating expenses shown in the Fund's most recent prospectus. Net expenses are the Fund's total annual operating expenses shown in the Fund's most recent prospectus and reflect contractual expense reimbursements in instances when these reductions reduce the Fund's gross expenses. Contractual reimbursements remain in effect until February 28, 2015, and automatically renew for one-year terms unless terminated.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

Portfolio Managers
Timothy D. Haney, CFA	Brad W. Libby	Lindsay T. Politi
Vice President and Fixed Income Portfolio Manager	Vice President and Fixed Income Credit Analyst	Vice President and Fixed Income Portfolio Manager

How did the Fund perform?

The Class A shares of The Hartford Municipal Real Return Fund returned 3.11%, before sales charge, for the six-month period ended April 30, 2014, outperforming the Fund’s benchmark, the Barclays Municipal Bond 1-15 Year Blend (1-17) Index, which returned 2.89% for the same period. The Fund also outperformed the 2.75% average return of the Lipper Intermediate Municipal Debt Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

Global central banks’ unconventional policy measures continued to be one of the biggest influences on the market during the period. Monetary policy expectations in the Eurozone diverged during the period as the European Central Bank cut rates and provided guidance that implied rates will remain low as inflation will have a minimal impact, while the U.S. Federal Reserve (the Fed) finally began the scaling back of its stimulus. The Bank of Japan continued to lean toward additional policy stimulus to fight disinflationary fears. Emerging markets (EM) dominated headlines throughout early 2014 as economic and political developments sparked risk aversion across global markets. Political turmoil across EM (Thailand, Turkey, and Russia), the Crimea crisis (tensions between Russia and the Ukraine), and concerns about a Chinese growth slowdown contributed to a flight to quality, pushing bond prices higher in 2014. Adverse weather in the U.S. led to distorted economic data during most of the period; however, the Fed expressed optimism that the strength in the broader economy could support ongoing improvement in the labor market.

Bond yields in most developed markets declined as EM concerns increased the demand for safe-haven assets. In the U.S. and U.K., short-term yields rose as the market priced in expectations of earlier policy rate hikes while longer-term yields declined. Globally, most credit risk sectors posted positive absolute returns and outperformed duration-equivalent government bonds. Developed market and EM currency performance was mixed versus the U.S. Dollar.

The yield on 10-year AAA general obligation bonds (GOs) remained inside that of 10-year Treasuries throughout the period, as the GO to Treasury yield ratio fell from 96% to 85%. Issuance so far this year in the municipal market has been slow, and the overall lack of supply has helped the market rebound in 2014. Municipal credit spreads tightened over the period, but, in our opinion, remained attractive relative to corporates on an after-tax basis.

The Fund’s benchmark relative performance benefited from an overweight allocation to high yield revenue bonds particularly in the health care and industrial development sectors. Within health care, the Fund’s position in an Ulster County Industrial Development Agency bond was the main driver of outperformance. Within investment grade revenue bonds, security selection contributed on a relative basis, specifically in health care, state and local GOs, and airports. The Fund’s position in the Norman Regional Hospital was particularly additive. The Fund’s inflation overlay – which is implemented via CPI swap derivatives – was one of the primary detractors from benchmark-relative performance, as inflation expectations decreased over the period. The Fund was positioned with a short duration posture relative to the benchmark; however, yield curve positioning detracted modestly from relative returns as the Fund was overweight the 5-year portion of the curve where rates increased over the period.

What is the outlook?

U.S. economic momentum remains positive in the near term. It appears that the global growth outlook is improving, but EM remain a risk. We expect a slow increase in rates as the Fed moves policy. We ended the quarter positioned with a moderately procyclical risk posture. Net new supply is expected to be negative, providing positive technical support for municipal bonds. Our outlook for state

3

The Hartford Municipal Real Return Fund
Manager Discussion – (continued)
April 30, 2014 (Unaudited)

GOs is optimistic, as credit repair continues at the state level and state tax collections are back to pre-recession levels in real terms. Moreover, while pension and health care costs will continue to pressure municipal budgets, widespread defaults are not expected. We remain slightly more cautious on GOs of local issuers, as the recovery in their main revenue source (property taxes) has not been as robust as the recovery seen in state revenues. We expect revenue-bond fundamentals to remain positive in 2014 and will continue to favor credits in this area, especially special-tax, toll-road, airport, and health care credits. We ended the period underweight GOs, at both the state and local municipality level and overweight health care and airports.

We believe that inflation bottomed in 2013 and that it should begin to increase in 2014, to reach levels commensurate with policy targets by year end (2.0-2.25%). Real yields remain low compared to historical levels, and we think there is the possibility that rates will inch higher throughout 2014, but do not expect a significant or abrupt rise in rates. We increased the Fund’s inflation sensitivity during the period via the inflation overlay, with the hedge ratio at approximately 92% on a contribution to duration basis at the end of the period.

Credit Exposure
as of April 30, 2014
Credit Rating *	Percentage of Net Assets
Aaa / AAA	1.4
Aa / AA	19.0
A	49.9
Baa / BBB	14.7
Ba / BB	2.2
B	0.8
Not Rated	9.2
Non-Debt Securities and Other Short-Term Instruments	2.4
Other Assets and Liabilities	0.4
Total	100.0%

*	Credit exposure is the long-term credit ratings for the Fund's holdings, as of the date noted, as provided by Standard and Poor's (S&P) or Moody's Investors Service and typically range from AAA/Aaa (highest) to C/D (lowest). If Moody's and S&P assign different ratings, the lower rating is used. Fixed income securities that are not rated by either agency are listed as "Not Rated." Ratings do not apply to the Fund itself or to Fund shares. Ratings may change.

Diversification by Industry
as of April 30, 2014
Industry	Percentage of Net Assets
Airport Revenues	10.1
General Obligations	11.6
Health Care/Services	14.4
Higher Education (Univ., Dorms, etc.)	9.1
Housing (HFA'S, etc.)	1.4
Industrial	1.5
Miscellaneous	11.1
Pollution Control	2.2
Pre-Refunded	3.9
Special Tax Assessment	4.4
Tax Allocation	4.6
Transportation	9.2
Utilities - Combined	0.7
Utilities - Electric	4.9
Utilities - Gas	1.2
Utilities - Water and Sewer	6.6
Waste Disposal	0.3
Short-Term Investments	2.4
Other Assets and Liabilities	0.4
Total	100.0%

For Fund compliance purposes, the Fund may not use the same classification system and these classifications are used for reporting ease.

4

The Hartford Municipal Real Return Fund
Schedule of Investments
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 97.2%
	Alabama - 2.0%
	County of Jefferson, AL, Sewer Rev
$1,500	5.00%, 10/01/2018	$1,648
	Mobile, AL, IDA Pollution
1,815	1.65%, 06/01/2034	1,815
		3,463
	Alaska - 0.6%
	Alaska Municipal Bond Bank Auth GO
375	5.75%, 09/01/2033 ‡	420
	Anchorage, AK, GO
610	5.25%, 08/01/2028 ‡	690
		1,110
	Arizona - 1.1%
	Arizona State Health Fac Auth Hospital System Rev
1,000	5.00%, 02/01/2020	1,154
	Estrella Mountain Ranch, AZ, Community Fac Dist GO
265	6.20%, 07/15/2032	266
	Sundance, AZ, Community Fac Dist
277	7.13%, 07/01/2027 ■	277
	Vistancia, AZ, Community Fac Dist GO
200	6.75%, 07/15/2022	200
		1,897
	California - 19.2%
	California State Communities DA Rev
250	0.00%, 07/01/2037 ●	—
570	0.93%, 04/01/2036 Δ	436
1,000	5.00%, 10/01/2022	1,016
	California State Dept Water Resources Supply Rev
500	5.00%, 05/01/2022	578
	California State GO
3,515	6.50%, 04/01/2033	4,276
	California State Pollution Control FA
2,250	1.88%, 04/01/2025	2,276
	California State Public Works Board Lease Rev
1,500	5.25%, 10/01/2022	1,773
	California State Public Works Board, State University Trustees
170	6.13%, 04/01/2029	199
	Corona-Norco California University
1,530	4.00%, 09/01/2019	1,629
	El Dorado, CA, Irrigation Dist
300	5.38%, 08/01/2024	329
	Foothill-Eastern Transportation Corridor Agency
435	5.00%, 01/15/2053 Δ	477
	Golden State Tobacco Securitization Agency
425	5.00%, 06/01/2017	469
	Huntington Park, CA, Public FA Rev
400	5.25%, 09/01/2019	412
	Irvine, CA, Emprovement Bond Act
1,000	4.00%, 09/02/2019	1,061
	Los Angeles, CA, Airport Rev
1,100	5.00%, 01/01/2020	1,230
	Oakland, CA, Airport Rev
1,000	5.00%, 05/01/2026	1,102
	Palm Springs, CA, Community Redev Agency
535	5.50%, 09/01/2023	536
	San Bernardino City, CA, Unif School Dist GO
725	5.00%, 08/01/2020	851
	San Bernardino, CA, Community College Dist GO
500	6.38%, 08/01/2026	612
	San Buenaventura, CA, Rev
500	5.25%, 12/01/2017	531
	San Diego, CA, Redev Agency, Centre City Sub Pkg
200	5.25%, 09/01/2026	200
	San Francisco City & County, CA, Redev FA
1,120	6.50%, 08/01/2032	1,255
	San Jose, CA, Redev Agency
1,000	6.50%, 08/01/2019	1,118
	Santa Cruz County, CA, Redev Agency
1,360	5.00%, 09/01/2022	1,555
665	6.63%, 09/01/2029	749
	Santa Margarita, CA, Water Dist Special Tax
1,000	5.00%, 09/01/2024 - 09/01/2025	1,061
	Southern California State Public Power Auth
500	5.00%, 07/01/2023	578
	Temecula, CA, Redev Agency Tax Allocation Rev
235	5.63%, 12/15/2038	242
	Torrance, CA, USD GO
1,500	5.50%, 08/01/2025	1,744
	Tuolumne, CA, Wind Proj Auth Rev
1,000	5.88%, 01/01/2029	1,184
	Twin Rivers, CA, Unif School Dist Cops
700	3.20%, 06/01/2035	699
	University of California
1,000	5.25%, 05/15/2027	1,155
	Ventura County, CA, Certificates of Participation
1,250	5.63%, 08/15/2027	1,475
	Washington Township, CA, Health Care Dist Rev
1,000	6.00%, 07/01/2029	1,078
		33,886
	Colorado - 0.4%
	University of Colorado Enterprise Rev
600	5.75%, 06/01/2028	718

	Delaware - 0.8%
	Delaware State Transportation Auth
1,180	5.00%, 07/01/2025	1,350

	District of Columbia - 2.6%
	District of Columbia University Rev
3,000	5.25%, 04/01/2034 ╦	3,358
	Metropolitan Washington, DC, Airport Auth System Rev
1,035	5.00%, 10/01/2022	1,210
		4,568
	Florida - 7.3%
	Broward County, FL, Airport System Rev
550	5.00%, 10/01/2019 - 10/01/2021	636
	Greater Orlando, FL, Aviation Auth
2,500	5.00%, 10/01/2021 - 10/01/2024	2,838
	Jacksonville, FL, Econ Development Commission Obligor: Florida Proton Therapy Institute, Inc
2,000	6.25%, 09/01/2027	2,170
	Jacksonville, FL, Sales Tax Rev
640	5.00%, 10/01/2018	734

The accompanying notes are an integral part of these financial statements.

5

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 97.2% - (continued)
	Florida - 7.3% - (continued)
	Miami Beach, FL, Health Fac Auth
$190	5.00%, 11/15/2020	$214
	Miami-Dade County, FL, Aviation Rev
900	4.00%, 10/01/2017	984
	Miami-Dade County, FL, Educational Fac Auth
2,000	5.75%, 04/01/2028	2,167
	Naples, FL, Arlington of Naples
500	6.50%, 05/15/2020 ■	501
500	7.00%, 05/15/2024 ■	520
	Palm Beach County Health
1,000	6.80%, 06/01/2025 ☼	1,002
	Palm Beach County, FL, School Board
955	5.00%, 08/01/2025	1,071
	River Bend Community Development Dist, Capital Improvement Rev
780	0.00%, 11/01/2015 ●	101
		12,938
	Georgia - 2.7%
	Atlanta, GA, Airport Passenger Fac Charge Rev
2,000	5.00%, 01/01/2023	2,310
	Atlanta, GA, Water & Wastewater Rev
1,500	6.00%, 11/01/2022	1,842
	Georgia Municipal Electric Auth, Power Rev (Prerefunded with US Gov't Securities)
20	6.50%, 01/01/2017	22
	Georgia State Municipal Elec Auth
605	6.50%, 01/01/2017	659
		4,833
	Hawaii - 0.9%
	Hawaii State Dept of Transportation
1,000	5.00%, 08/01/2022	1,133
	Hawaii State Harbor System Rev
500	5.38%, 01/01/2020	503
		1,636
	Idaho - 1.0%
	Idaho State Bond Bank Auth Rev
1,470	5.63%, 09/15/2026	1,664

	Illinois - 8.2%
	Chicago, IL, O'Hare International Airport Rev
2,540	5.00%, 01/01/2015 - 01/01/2026	2,776
850	5.25%, 01/01/2027	853
	Hampshire, IL, Special Service Area #13, Tuscany Woods Proj
1,725	0.00%, 03/01/2037 ●	776
	Huntley, IL, Special Service #9
1,500	5.10%, 03/01/2028	1,605
	Illinois State FA Rev
1,000	5.00%, 10/01/2023	1,165
	Illinois State GO
1,000	5.00%, 01/01/2022	1,105
2,000	5.25%, 01/01/2021	2,315
	Illinois State Toll Highway Auth
1,060	5.00%, 01/01/2023 - 01/01/2027	1,181
	Railsplitter, IL, Tobacco Settlement Auth
1,000	5.50%, 06/01/2023	1,168
	Springfield, IL, Water Rev
500	5.25%, 03/01/2026	552
	Wauconda, IL, Special Service Area #1 Special Tax Liberty Lakes Proj
947	6.63%, 03/01/2033	957
		14,453
	Indiana - 2.4%
	Indiana State Housing & Community DA
1,210	4.55%, 07/01/2027	1,236
	Indianapolis, IN, Airport Auth Rev
1,650	5.10%, 01/15/2017	1,786
	University of Southern Indiana
1,070	5.00%, 10/01/2022 - 10/01/2023	1,205
		4,227
	Kentucky - 2.2%
	Kentucky Public Transportation Inf Auth
230	5.00%, 07/01/2017	256
	Kentucky St Asset/Liability Commission
1,000	5.00%, 09/01/2023	1,181
	Louisville & Jefferson County, KY
1,085	5.00%, 12/01/2023	1,236
	Louisville & Jefferson County, KY, Metropolitan
1,220	1.65%, 10/01/2033 Δ	1,231
		3,904
	Louisiana - 1.8%
	LA, Tobacco Settlement Financing Corp
1,500	5.00%, 05/15/2026	1,587
	Louisiana State Citizens Property PSFG Corp
1,475	5.00%, 06/01/2016	1,604
		3,191
	Massachusetts - 1.4%
	Massachusetts State Bay Transportation Auth
1,000	5.00%, 07/01/2025	1,212
	Massachusetts State Development Fin Agency Rev
1,125	5.00%, 07/01/2014 - 01/01/2017	1,211
		2,423
	Michigan - 2.0%
	Detroit, MI, Water Supply System Ref Rev
1,750	6.50%, 07/01/2015	1,771
	Grand Valley, MI, State University Rev
1,500	5.50%, 12/01/2027	1,657
		3,428
	Minnesota - 0.7%
	University of Minnesota (Prerefunded with State & Local Gov't Securities)
1,000	5.75%, 07/01/2018	1,189

	Missouri - 0.3%
	Stone Canyon, MO, Community Improvement Dist Rev
1,000	0.00%, 04/01/2027 ⌂●	520

	Nebraska - 0.6%
	Central Plains, NE, Energy Proj Gas Rev
1,000	5.00%, 09/01/2015	1,047

	Nevada - 0.6%
	Clark County, NV, School Dist GO
1,000	5.00%, 06/15/2020	1,053

The accompanying notes are an integral part of these financial statements.

6

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Municipal Bonds - 97.2% - (continued)
	New Jersey - 1.2%
	New Jersey State Econ DA
$885	4.88%, 09/15/2019	$898
	New Jersey State Econ DA Lease Rev
1,000	5.00%, 09/01/2021	1,157
		2,055
	New Mexico - 0.1%
	Cabezon, NM, Public Improvement Dist
240	5.20%, 09/01/2015	242

	New York - 7.6%
	Metropolitan Transportation Auth, NY, Rev
3,000	5.25%, 11/15/2023	3,430
	New York State Dormitory Auth Rev
1,000	5.00%, 03/15/2022	1,174
	New York State Dormitory Auth Rev Obligor: Teacher's College
2,000	5.38%, 03/01/2029	2,170
	New York State Dormitory Auth, Upstate Community College
250	5.25%, 07/01/2021	252
	New York State Thruway Auth
800	5.00%, 05/01/2019	924
	New York, NY, GO
1,000	6.25%, 10/15/2028	1,184
	Newburth, NY, GO
1,255	5.00%, 06/15/2017 - 06/15/2018	1,345
	Ulster County, NY, IDA Kingston Regional Senior Living
3,475	6.00%, 09/15/2027	2,966
		13,445
	North Carolina - 0.5%
	Mecklenburg County, NC, Certificate of Participation School Improvements
795	5.00%, 02/01/2024	896

	Ohio - 1.6%
	Cuyahoga, OH, Community College Dist
1,200	5.00%, 08/01/2027	1,341
	Ohio State Solid Waste Rev
1,500	2.25%, 11/01/2022	1,537
		2,878
	Oklahoma - 1.4%
	Norman, OK, Regional Hospital Auth Rev
2,310	5.25%, 09/01/2019	2,495

	Other U.S. Territories - 2.8%
	Guam Government Business Privilege Tax Rev
1,500	5.00%, 01/01/2027	1,612
	Guam Government Power Auth Rev
2,000	5.00%, 10/01/2021 - 10/01/2023	2,324
	Puerto Rico Highway & Transportation
500	5.50%, 07/01/2015	478
	University Virgin Islands
270	5.13%, 12/01/2022	278
225	5.25%, 12/01/2023 - 12/01/2024	231
		4,923
	Pennsylvania - 3.2%
	Pennsylvania State Turnpike Commission Rev
665	6.00%, 06/01/2028	755
	Philadelphia, PA, GO
1,000	5.25%, 08/01/2019	1,168
	Pittsburgh, PA, School Dist GO
2,320	5.00%, 09/01/2021 - 09/01/2023	2,680
	Susquehanna, PA, Regional Airport Auth System Rev
1,000	5.00%, 01/01/2018	1,079
		5,682
	Rhode Island - 1.7%
	Cranston, RI, GO
1,410	5.00%, 07/01/2018	1,584
	Rhode Island St Health & Educational Bldg Corp
1,215	5.00%, 05/15/2018	1,363
		2,947
	South Carolina - 0.6%
	South Carolina St Jobs-Econ Development Auth Hospital Rev
1,000	5.25%, 08/01/2024	1,122

	Tennessee - 0.6%
	Johnson City, TN, Health & Educational Fac Board Hospital Rev
1,000	5.50%, 07/01/2031	1,029

	Texas - 9.5%
	Dallas-Fort Worth, TX, International Airport Rev
750	5.00%, 11/01/2023	833
	Houston, TX, Utility System Rev
2,000	6.00%, 11/15/2036 ╦	2,335
	Kerrville, TX, Health Fac Development Corp Hospital Rev
935	5.00%, 08/15/2015	969
	Love Field, TX, Airport Modernization Corp Special Fac Rev
1,000	5.00%, 11/01/2015	1,042
	Lower Colorado River Auth Rev (Prerefunded with State & Local Gov't Securities)
1,965	7.25%, 05/15/2037	2,106
	North Texas Tollway Auth Rev
1,055	1.95%, 01/01/2038	1,044
3,000	6.00%, 01/01/2025	3,375
	San Antonio, Texas, Water Rev
1,000	5.00%, 05/15/2026	1,185
	Tarrant County, TX, Cultural Education Fac
1,000	6.25%, 11/15/2029	1,134
	Texas State Municipal Gas Acquisition & Supply Cor
1,000	5.25%, 12/15/2017	1,106
	Texas State Transportation Commission Turnpike System Rev
635	1.25%, 08/15/2042	638
	Travis County, TX, Health Fac, Querencia Barton Creek Project
1,000	5.65%, 11/15/2035	1,000
		16,767

The accompanying notes are an integral part of these financial statements.

7

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Municipal Bonds - 97.2% - (continued)
	Vermont - 0.3%
	Vermont State Econ DA Waste
$600	4.75%, 04/01/2036 ■		$583

	Virginia - 0.9%
	Virginia State Resources Auth Infrastructure
500	5.00%, 11/01/2024		576
	Virginia Tobacco Settlement Funding Corp (Prerefunded with US Gov't Securities)
1,010	5.50%, 06/01/2026		1,044
			1,620
	Washington - 3.4%
	FYI Properties, WA, Lease Rev
2,285	5.50%, 06/01/2034		2,481
	Grant County, WA, Utility Dist #2
1,605	5.00%, 01/01/2021		1,826
	Tobacco Settlement Auth, WA, Rev
1,500	5.00%, 06/01/2023		1,725
			6,032
	West Virginia - 0.9%
	West Virginia State Econ DA Solid Waste Disposal Fac
1,500	2.25%, 01/01/2041		1,520

	Wisconsin - 2.1%
	Wisconsin State GO
125	5.75%, 05/01/2033		146
865	6.00%, 05/01/2036		1,012
	Wisconsin State Health & Educational Fac Auth Rev
2,265	5.00%, 02/15/2026		2,480
			3,638
	Total Municipal Bonds
	(Cost $165,041)		$171,372

	Total Long-Term Investments
	(Cost $165,041)		$171,372

Short-Term Investments - 2.4%
	Other Investment Pools and Funds - 2.4%
4,188	JP Morgan Tax Free Money Market Fund		$4,188

	Total Short-Term Investments
	(Cost $4,188)		$4,188

	Total Investments
	(Cost $169,229) ▲	99.6%	$175,560
	Other Assets and Liabilities	0.4%	676
	Total Net Assets	100.0%	$176,236

The accompanying notes are an integral part of these financial statements.

8

The Hartford Municipal Real Return Fund
Schedule of Investments
April 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At April 30, 2014, the cost of securities for federal income tax purposes was 169,229 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$9,481
Unrealized Depreciation	(3,150)
Net Unrealized Appreciation	$6,331

●	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,000 at April 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

╦	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2014.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2014, the aggregate value of these securities was $1,881, which represents 1.1% of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
04/2007	$1,000	Stone Canyon, MO, Community Improvement Dist Rev, 0.00%, 04/01/2027	$990

At April 30, 2014, the aggregate value of these securities was $520, which represents 0.3% of total net assets.

Cash pledged and received as collateral in connection with derivatives at April 30, 2014.

	Pledged	Received
OTC swaps contracts	$5,020	$–
Total	$5,020	$–

OTC Interest Rate Swap Contracts Outstanding at April 30, 2014

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund (a)	Amount		Date	Paid	Received	Value ╪	Asset	Liability
BCLY	1.98% Fixed	CPURNSA	USD	8,750	09/11/14	$–	$–	$(35)	$–	$(35)
BCLY	2.09% Fixed	CPURNSA	USD	25,350	12/14/15	–	–	(392)	–	(392)
BCLY	2.12% Fixed	CPURNSA	USD	7,550	01/15/19	–	–	(37)	–	(37)
BCLY	2.22% Fixed	CPURNSA	USD	12,925	04/05/15	–	–	(227)	–	(227)
BCLY	2.65% Fixed	CPURNSA	USD	10,500	03/04/18	–	–	(476)	–	(476)
BCLY	2.75% Fixed	CPURNSA	USD	7,000	03/03/21	–	–	(399)	–	(399)
BCLY	2.98% Fixed	CPURNSA	USD	5,750	03/08/26	–	–	(493)	–	(493)
BOA	2.45% Fixed	CPURNSA	USD	7,800	03/22/17	–	–	(258)	–	(258)
CBK	2.34% Fixed	CPURNSA	USD	525	04/15/18	–	–	(14)	–	(14)
CSI	2.82% Fixed	CPURNSA	USD	2,500	02/08/23	–	–	(132)	–	(132)
DEUT	1.40% Fixed	CPURNSA	USD	7,000	10/07/14	–	–	64	64	–
DEUT	2.40% Fixed	CPURNSA	USD	2,125	03/12/17	–	–	(63)	–	(63)
DEUT	2.48% Fixed	CPURNSA	USD	2,300	07/15/23	–	–	(24)	–	(24)
JPM	2.33% Fixed	CPURNSA	USD	7,000	09/30/21	–	–	(120)	–	(120)
JPM	2.75% Fixed	CPURNSA	USD	7,000	03/03/21	–	–	(399)	–	(399)

The accompanying notes are an integral part of these financial statements.

9

The Hartford Municipal Real Return Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2014  - (continued)

	Payments made	Payments received	Notional		Expiration	Upfront Premiums	Upfront Premiums	Market	Unrealized Appreciation/(Depreciation)
Counterparty	by Fund	by Fund (a)	Amount		Date	Paid	Received	Value ╪	Asset	Liability
JPM	2.97% Fixed	CPURNSA	USD	6,800	04/14/26	$–	$–	$(570)	$–	$(570)
MSC	2.60% Fixed	CPURNSA	USD	6,450	08/08/23	–	–	(141)	–	(141)
UBS	2.07% Fixed	CPURNSA	USD	9,925	07/19/17	–	–	(130)	–	(130)
UBS	2.65% Fixed	CPURNSA	USD	5,250	03/04/18	–	–	(238)	–	(238)
UBS	2.71% Fixed	CPURNSA	USD	1,750	04/13/16	–	–	(70)	–	(70)
UBS	2.75% Fixed	CPURNSA	USD	7,000	03/03/21	–	–	(399)	–	(399)
UBS	2.79% Fixed	CPURNSA	USD	7,800	04/13/18	–	–	(449)	–	(449)
UBS	2.95% Fixed	CPURNSA	USD	5,750	03/07/26	–	–	(457)	–	(457)
Total						$–	$–	$(5,459)	$64	$(5,523)

(a)	For payments received based on the CPURNSA index, if the index level of the floating index drops below the initial index level when the interest rate swap was purchased, the Fund will be required to make a payment to the counterparty rather than receive the payment noted in the table above.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG

Currency Abbreviations:
USD	U.S. Dollar

Index Abbreviations:
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted

Municipal Bond Abbreviations:
DA	Development Authority
FA	Finance Authority
GO	General Obligation
IDA	Industrial Development Authority
PSFG	Public School Fund Guarantee
Rev	Revenue
USD	United School District

Other Abbreviations:
OTC	Over-the-Counter

The accompanying notes are an integral part of these financial statements.

10

The Hartford Municipal Real Return Fund
Investment Valuation Hierarchy Level Summary
April 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Municipal Bonds	$171,372	$–	$171,372	$–
Short-Term Investments	4,188	4,188	–	–
Total	$175,560	$4,188	$171,372	$–
Swaps - Interest Rate *	$64	$–	$64	$–
Total	$64	$–	$64	$–
Liabilities:
Swaps - Interest Rate *	$5,523	$–	$5,523	$–
Total	$5,523	$–	$5,523	$–

♦	For the six-month period ended April 30, 2014, there were no transfers between Level 1 and Level 2.

*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

11

The Hartford Municipal Real Return Fund
Statement of Assets and Liabilities
April 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $169,229)	$175,560
Cash	5,020	*
Unrealized appreciation on OTC swap contracts	64
Receivables:
Investment securities sold	1,104
Fund shares sold	407
Dividends and interest	2,213
Other assets	62
Total assets	184,430
Liabilities:
Unrealized depreciation on OTC swap contracts	5,523
Payables:
Investment securities purchased	2,098
Fund shares redeemed	472
Investment management fees	14
Dividends	50
Distribution fees	10
Accrued expenses	27
Total liabilities	8,194
Net assets	$176,236
Summary of Net Assets:
Capital stock and paid-in-capital	$218,152
Undistributed net investment income	36
Accumulated net realized loss	(42,824)
Unrealized appreciation of investments	872
Net assets	$176,236

Shares authorized	19,300,000
Par value	$0.0001
Class A: Net asset value per share/Maximum offering price per share	$9.42/$9.86
Shares outstanding	11,650
Net assets	$109,763
Class B: Net asset value per share	$9.34
Shares outstanding	205
Net assets	$1,910
Class C: Net asset value per share	$9.37
Shares outstanding	3,519
Net assets	$32,959
Class I: Net asset value per share	$9.44
Shares outstanding	1,085
Net assets	$10,245
Class Y: Net asset value per share	$9.39
Shares outstanding	2,273
Net assets	$21,359

* Cash of $5,020 was pledged as collateral for open swap contracts at April 30, 2014.

The accompanying notes are an integral part of these financial statements.

12

The Hartford Municipal Real Return Fund
Statement of Operations
For the Six-Month Period Ended April 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Interest	$3,439
Total investment income	3,439

Expenses:
Investment management fees	453
Transfer agent fees
Class A	32
Class B	1
Class C	9
Class I	3
Class Y	—
Distribution fees
Class A	140
Class B	10
Class C	175
Custodian fees	4
Accounting services fees	15
Registration and filing fees	44
Board of Directors' fees	3
Audit fees	6
Other expenses	15
Total expenses (before waivers)	910
Expense waivers	(42)
Total waivers	(42)
Total expenses, net	868
Net Investment Income	2,571
Net Realized Gain on Investments and Other Financial Instruments:
Net realized gain on investments	764
Net realized loss on swap contracts	(219)
Net Realized Gain on Investments and Other Financial Instruments	545
Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments:
Net unrealized appreciation of investments	2,680
Net unrealized depreciation of swap contracts	(536)
Net Changes in Unrealized Appreciation of Investments and Other Financial Instruments	2,144
Net Gain on Investments and Other Financial Instruments	2,689
Net Increase in Net Assets Resulting from Operations	$5,260

The accompanying notes are an integral part of these financial statements.

13

The Hartford Municipal Real Return Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Operations:
Net investment income	$2,571	$5,674
Net realized gain (loss) on investments and other financial instruments	545	(150)
Net unrealized appreciation (depreciation) of investments and other financial instruments	2,144	(11,684)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,260	(6,160)
Distributions to Shareholders:
From net investment income
Class A	(1,656)	(3,614)
Class B	(22)	(50)
Class C	(388)	(798)
Class I	(162)	(486)
Class Y	(349)	(703)
Total distributions	(2,577)	(5,651)
Capital Share Transactions:
Class A	(15,895)	(26,707)
Class B	(313)	(1,169)
Class C	(5,746)	(9,315)
Class I	(2,674)	(6,314)
Class Y	(1,347)	(3,972)
Net decrease from capital share transactions	(25,975)	(47,477)
Net Decrease in Net Assets	(23,292)	(59,288)
Net Assets:
Beginning of period	199,528	258,816
End of period	$176,236	$199,528
Undistributed (distribution in excess of) net investment income	$36	$42

The accompanying notes are an integral part of these financial statements.

14

The Hartford Municipal Real Return Fund
Notes to Financial Statements
April 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

The Hartford Mutual Funds II, Inc. (“Company”) is an open-end management investment company comprised of four portfolios. Financial statements for The Hartford Municipal Real Return Fund (the "Fund"), a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares were sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held (see note below regarding the closing of Class B shares). Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class I shares are sold without sales charges to certain eligible investors primarily through advisory fee-based wrap programs. Class Y shares, which are sold to certain eligible institutional investors, are sold without a sales charge.  All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and that Class B shares automatically convert to Class A shares after 8 years.

No new or additional investments are allowed in Class B shares of the Fund (including investments through any systematic investment plan). Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Fund (as permitted by existing exchange privileges), or redeem their Class B shares as described in the Fund’s prospectus. Reinstatement privileges with respect to Class B shares are set forth in the Fund's prospectus. For investors electing to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares, remain unchanged.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and

15

The Hartford Municipal Real Return Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

no other market prices are available. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by the Fund are normally valued on the basis of quotes obtained from independent pricing services or brokers and dealers in accordance with procedures established by the Company's Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values through accepted market modeling, trading and pricing conventions. Inputs to the models may include, but are not limited to, prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models and the investment’s terms and conditions. Generally, the Fund may use fair valuation in regard to fixed income investments when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Funds’ Treasurer or designee and a Vice President of the investment

16

The Hartford Municipal Real Return Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary which follows the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. Normally, dividends from net investment income are declared daily and paid monthly. Dividends from realized gains, if any, are paid at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

17

The Hartford Municipal Real Return Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

 Securities and Other Investments:

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of April 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of April 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Swap Contracts – The Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued based on custom valuations furnished by an independent pricing service. Swaps for which prices are not available from an independent pricing service are valued in accordance with procedures established by the Company's Board of Directors. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statement of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statement of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swap. OTC swap payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received

18

The Hartford Municipal Real Return Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

The Fund’s maximum risk of loss from credit risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statement of Assets and Liabilities, as applicable) as well as the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to credit risk. The Fund is still exposed to the credit risk of the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to all of its participants through the use of mandatory margin requirements, daily cash settlements, and other procedures designed to protect counterparties utilizing the clearinghouse. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Interest Rate Swap Contracts – The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap contracts. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or inflation benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a “notional principal amount”, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the  Statement of Operations. When the interest rate swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional principal amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The Fund, as shown on the  Schedule of Investments, had outstanding interest rate swap contracts as of April 30, 2014.

19

The Hartford Municipal Real Return Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on OTC swap contracts	$64	$—	$—	$—	$—	$—	$64
Total	$64	$—	$—	$—	$—	$—	$64

Liabilities:
Unrealized depreciation on OTC swap contracts	$5,523	$—	$—	$—	$—	$—	$5,523
Total	$5,523	$—	$—	$—	$—	$—	$5,523

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended April 30, 2014.

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended April 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Loss on Derivatives Recognized as a Result of Operations:
Net realized loss on swap contracts	$(219)	$—	$—	$—	$—	$—	$(219)
Total	$(219)	$—	$—	$—	$—	$—	$(219)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized depreciation of swap contracts	$(536)	$—	$—	$—	$—	$—	$(536)
Total	$(536)	$—	$—	$—	$—	$—	$(536)

Balance Sheet Offsetting Information - Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and the Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of the Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. The Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

Offsetting of Financial Assets and Derivative Assets as of April 30, 2014:

	Gross Amounts* of Assets Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Received	Cash Collateral Received	Net Amount (not less than $0)
Description
OTC swap contracts at market value	$64	$(64)	$—	$—	$—
Total subject to a master netting or similar arrangement	$64	$(64)	$—	$—	$—

* Gross amounts presented as no amounts are netted within the Statements of Assets and Liabilities.

20

The Hartford Municipal Real Return Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Offsetting of Financial Liabilities and Derivative Liabilities as of April 30, 2014:

	Gross Amounts* of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments with Allowable Netting	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount (not less than $0)
Description
OTC swap contracts at market value	$5,523	$(64)	$—	$(5,020)	$439
Total subject to a master netting or similar arrangement	$5,523	$(64)	$—	$(5,020)	$439

* Gross amounts presented as no amounts are netted within the Statement of Assets and Liabilities.

Principal Risks:

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The Fund’s investments expose the Fund to various risks including, but not limited to, interest rate, prepayment and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by the Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2014. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

21

The Hartford Municipal Real Return Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended October 31, 2013	For the Year Ended October 31, 2012
Tax Exempt Income †	$5,666	$6,867
Ordinary Income	—	6

† The Fund designates these distributions as exempt interest pursuant to IRC Sec. 852(b)(5).

As of October 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis were as follows:

Amount
Undistributed Ordinary Income	$93
Accumulated Capital Losses *	(43,369)
Unrealized Depreciation †	(1,272)
Total Accumulated Deficit	$(44,548)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2013, the Fund had no reclassifications.

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Amount
Short-Term Capital Loss Carryforward	$150
Total	$150

22

The Hartford Municipal Real Return Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Capital loss carryforwards with expiration:

Year of Expiration	Amount
2016	$18,856
2017	16,621
2018	6,088
2019	1,654
Total	$43,219

As a result of mergers in the Fund, certain provisions in the IRC may limit future utilization of capital losses.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of April 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $500 million	0.50%
On next $500 million	0.45%
On next $1.5 billion	0.44%
On next $2.5 billion	0.43%
On next $5 billion	0.42%
Over $10 billion	0.41%

23

The Hartford Municipal Real Return Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.013%
Over $10 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. As of April 30, 2014, HFMC contractually limited the total operating expenses of this Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, through February 28, 2015 as follows:

Class A	Class B	Class C	Class I	Class Y
0.85%	1.60%	1.60%	0.60%	0.60%

Distribution and Service Plan for Class A, B and C Shares – Hartford Funds Distributors, LLC ("HFD") is the principal underwriter and distributor of the Fund. HFD is engaged in distribution activities, which include marketing and distribution of shares through broker/dealers, financing distribution costs and maintaining financial books and records. For the six-month period ended April 30, 2014, HFD received front-end load sales charges of $82 and contingent deferred sales charges of $27 from the Fund.

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 of the 1940 Act to compensate the distributor (HFD) for activities intended to result in the sale and distribution of Class A, B and C shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Fund provides for payment of a Rule 12b-1 fee of 0.25% of average daily net assets. Some or all of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker/dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for services provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker/dealers for distribution and/or shareholder account services. The Fund’s 12b-1 fees are accrued daily and paid monthly.

Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2014, a portion of the Fund’s Chief Compliance Officer’s compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly-owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets. The amount paid to HASCO and any related contractual reimbursement amounts, if applicable, can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

24

The Hartford Municipal Real Return Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Investment Transactions:

For the six-month period ended April 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$16,890	$—	$16,890
Sales Proceeds	43,595	—	43,595

Capital Share Transactions:

The following information is for the six-month period ended April 30, 2014, and the year ended October 31, 2013:

	For the Six-Month Period Ended April 30, 2014				For the Year Ended October 31, 2013
	Shares Sold	Shares Issued for Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) of Shares	Shares Sold	Shares Issued for Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) of Shares
Class A
Shares	878	165	(2,765)	(1,722)	3,371	350	(6,576)	(2,855)
Amount	$8,153	$1,534	$(25,582)	$(15,895)	$32,333	$3,329	$(62,369)	$(26,707)
Class B
Shares	1	2	(37)	(34)	2	5	(131)	(124)
Amount	$4	$21	$(338)	$(313)	$17	$46	$(1,232)	$(1,169)
Class C
Shares	126	30	(778)	(622)	708	62	(1,774)	(1,004)
Amount	$1,155	$281	$(7,182)	$(5,746)	$6,811	$593	$(16,719)	$(9,315)
Class I
Shares	245	15	(550)	(290)	1,253	43	(1,978)	(682)
Amount	$2,284	$139	$(5,097)	$(2,674)	$12,143	$410	$(18,867)	$(6,314)
Class Y
Shares	3	31	(180)	(146)	7	59	(486)	(420)
Amount	$29	$291	$(1,667)	$(1,347)	$68	$562	$(4,602)	$(3,972)
Total
Shares	1,253	243	(4,310)	(2,814)	5,341	519	(10,945)	(5,085)
Amount	$11,625	$2,266	$(39,866)	$(25,975)	$51,372	$4,940	$(103,789)	$(47,477)

The following reflects the conversion of Class B shares into Class A shares (reflected as Class A shares sold) for the six-month period ended April 30, 2014, and the year ended October 31, 2013:

	Shares	Dollars
For the Six-Month Period Ended April 30, 2014	4	$41
For the Year Ended October 31, 2013	11	$104

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended April 30, 2014, the Fund did not have any borrowings under this facility.

25

The Hartford Municipal Real Return Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Fund because the Fund is not party to the suit.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

26

The Hartford Municipal Real Return Fund

Financial Highlights

	- Selected Per-Share Data - (A)										- Ratios and Supplemental Data -
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Investment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income to Average Net Assets
For the Six-Month Period Ended April 30, 2014 (Unaudited)
A	$9.27	$0.14	$0.15	$0.29	$(0.14)	$–	$(0.14)	$9.42	3.11	%(D)	$109,763	0.90	%(E)	0.85	%(E)	2.95	%(E)
B	9.19	0.10	0.15	0.25	(0.10)	–	(0.10)	9.34	2.76	(D)	1,910	1.73	(E)	1.60	(E)	2.20	(E)
C	9.22	0.10	0.15	0.25	(0.10)	–	(0.10)	9.37	2.75	(D)	32,959	1.65	(E)	1.60	(E)	2.20	(E)
I	9.29	0.15	0.15	0.30	(0.15)	–	(0.15)	9.44	3.23	(D)	10,245	0.65	(E)	0.60	(E)	3.20	(E)
Y	9.25	0.15	0.13	0.28	(0.14)	–	(0.14)	9.39	3.14	(D)	21,359	0.60	(E)	0.60	(E)	3.20	(E)

For the Year Ended October 31, 2013
A	$9.73	$0.24	$(0.46)	$(0.22)	$(0.24)	$–	$(0.24)	$9.27	(2.30)%		$124,008	0.88%		0.85%		2.51%
B	9.65	0.17	(0.46)	(0.29)	(0.17)	–	(0.17)	9.19	(3.05)		2,194	1.71		1.60		1.76
C	9.68	0.17	(0.46)	(0.29)	(0.17)	–	(0.17)	9.22	(3.05)		38,185	1.62		1.60		1.76
I	9.75	0.26	(0.46)	(0.20)	(0.26)	–	(0.26)	9.29	(2.05)		12,776	0.64		0.60		2.75
Y	9.70	0.26	(0.44)	(0.18)	(0.27)	–	(0.27)	9.25	(1.94)		22,365	0.58		0.58		2.78

For the Year Ended October 31, 2012
A	$9.20	$0.27	$0.54	$0.81	$(0.28)	$–	$(0.28)	$9.73	8.87%		$157,918	0.87%		0.85%		2.89%
B	9.13	0.21	0.52	0.73	(0.21)	–	(0.21)	9.65	8.03		3,497	1.68		1.60		2.18
C	9.15	0.20	0.54	0.74	(0.21)	–	(0.21)	9.68	8.11		49,791	1.62		1.60		2.13
I	9.22	0.29	0.54	0.83	(0.30)	–	(0.30)	9.75	9.12		20,061	0.64		0.60		3.07
Y	9.18	0.30	0.52	0.82	(0.30)	–	(0.30)	9.70	9.08		27,549	0.58		0.58		3.18

For the Year Ended October 31, 2011 (F)
A(G)	$9.50	$0.41	$(0.30)	$0.11	$(0.41)	$–	$(0.41)	$9.20	1.28%		$137,766	0.90%		0.85%		4.52%
B	9.43	0.34	(0.30)	0.04	(0.34)	–	(0.34)	9.13	0.54		4,565	1.70		1.60		3.75
C	9.46	0.34	(0.31)	0.03	(0.34)	–	(0.34)	9.15	0.43		43,214	1.64		1.60		3.72
I	9.52	0.43	(0.30)	0.13	(0.43)	–	(0.43)	9.22	1.53		10,671	0.64		0.60		4.71
Y	9.48	0.43	(0.30)	0.13	(0.43)	–	(0.43)	9.18	1.54		29,686	0.60		0.60		4.73

For the Year Ended October 31, 2010 (F)
A	$9.11	$0.43	$0.40	$0.83	$(0.44)	$–	$(0.44)	$9.50	9.26%		$156,092	0.86%		0.85%		4.69%
B	9.04	0.36	0.40	0.76	(0.37)	–	(0.37)	9.43	8.53		7,376	1.67		1.60		3.94
C	9.07	0.36	0.40	0.76	(0.37)	–	(0.37)	9.46	8.50		47,918	1.62		1.60		3.94
I	9.13	0.46	0.39	0.85	(0.46)	–	(0.46)	9.52	9.52		8,343	0.62		0.60		4.93
Y	9.09	0.46	0.39	0.85	(0.46)	–	(0.46)	9.48	9.59		33,050	0.57		0.57		4.97

For the Year Ended October 31, 2009 (F)
A	$8.67	$0.43	$0.44	$0.87	$(0.43)	$–	$(0.43)	$9.11	10.48%		$151,639	0.89%		0.85%		4.96%
B	8.61	0.36	0.44	0.80	(0.37)	–	(0.37)	9.04	9.62		8,623	1.70		1.60		4.21
C	8.63	0.37	0.44	0.81	(0.37)	–	(0.37)	9.07	9.72		42,730	1.65		1.60		4.23
I	8.69	0.45	0.45	0.90	(0.46)	–	(0.46)	9.13	10.74		6,899	0.65		0.60		5.24
Y	8.65	0.45	0.45	0.90	(0.46)	–	(0.46)	9.09	10.79		33,239	0.59		0.59		5.22

See Portfolio Turnover information on the next page.

27

The Hartford Municipal Real Return Fund

Financial Highlights – (continued)

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(C)	Adjustments include waivers and reimbursements, if applicable.
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Class L was merged into Class A on August 5, 2011.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended April 30, 2014 (Unaudited)	10%
For the Year Ended October 31, 2013	20
For the Year Ended October 31, 2012	61
For the Year Ended October 31, 2011	29
For the Year Ended October 31, 2010	19
For the Year Ended October 31, 2009	46

28

The Hartford Municipal Real Return Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of April 30, 2014, collectively consist of 89 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to The Hartford Mutual Funds, Inc. ("MF") and The Hartford Mutual Funds II, Inc. ("MF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (MF) and 1986 (MF2), Chairman of the Board for each since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (MF) and 2002 (MF2), Chairman of the Nominating Committee

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of

29

The Hartford Municipal Real Return Fund

Directors and Officers (Unaudited) – (continued)

Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (MF) and 2000 (MF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (MF) and 2002 (MF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

30

The Hartford Municipal Real Return Fund

Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

31

The Hartford Municipal Real Return Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 31, 2013 through April 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value October 31, 2013	Ending Account Value April 30, 2014	Expenses paid during the period October 31, 2013 through April 30, 2014	Beginning Account Value October 31, 2013	Ending Account Value April 30, 2014	Expenses paid during the period October 31, 2013 through April 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,031.10	$4.28	$1,000.00	$1,020.58	$4.26	0.85%	181	365
Class B	$1,000.00	$1,027.60	$8.04	$1,000.00	$1,016.86	$8.00	1.60	181	365
Class C	$1,000.00	$1,027.50	$8.04	$1,000.00	$1,016.86	$8.00	1.60	181	365
Class I	$1,000.00	$1,032.30	$3.02	$1,000.00	$1,021.82	$3.01	0.60	181	365
Class Y	$1,000.00	$1,031.40	$3.01	$1,000.00	$1,021.83	$3.00	0.60	181	365

32

The Hartford Municipal Real Return Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Muni Bond Risk: Municipal securities are subject to interest rate risk (the risk that the value of an investment decreases when interest rates rise), credit risk (the risk that the issuing company of a security is unable to pay interest and principal when due), call risk (the risk that an investment may be redeemed early), and risks related to changes in the tax-exempt status of the securities.

Derivatives Risk: Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

AMT Risk: Income from the Fund may be subject to income tax, including the Alternative Minimum Tax.

Active Trading Risk: Actively trading investments may result in higher costs and higher taxable income.

33

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our1 business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

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Employees who violate our Privacy Policy will be subject to discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

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You means an individual who has given us Personal Information in conjunction with:

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a financial product or service from us if the product or service

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This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORDFUNDS

hartfordfunds.com

This information is written in connection with the promotion or marketing of the matter(s) addressed in this material. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 800-279-1541 (institutional). Investors should read them carefully before they invest.

Hartford Funds are underwritten and distributed by Hartford Funds Distributors, LLC.

MFSAR-MRR14       4/14 113995-2 Printed in U.S.A.

HARTFORDFUNDS

THE HARTFORD SMALLCAP GROWTH FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) finished strong in 2013, notching a 32.39% gain for the year. The market started 2014 on a shakier note, but managed to maintain modest gains throughout the first quarter; through April 30, 2014, the S&P 500 Index advanced 2.56%. It appears that much of the market volatility during late 2013 and early 2014 can be attributed to heightened international tensions. In particular, continuing unrest and demonstrations in Turkey, combined with the Russian annexation of Ukraine’s Crimean Peninsula, were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the New Year, although much of the weakness was credited to an unusually harsh winter. When the Federal Reserve began tapering its quantitative-easing program in January, reducing its bond purchases by $10 billion a month, the markets took the policy change in stride. But in February, markets wobbled on concerns that interest rates could rise earlier than anticipated following comments from new Fed chairwoman Janet Yellen.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at 0.1%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. And across the pond it appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. As mid-year approaches, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford Funds.

James Davey
President
Hartford Funds

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Hartford SmallCap Growth Fund

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

The Hartford SmallCap Growth Fund inception 01/04/1988

(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks long-term capital appreciation.

Performance Overview 4/30/04 - 4/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/14)

	6 Month†	1 Year	5 Years	10 Years
SmallCap Growth A#	3.69%	23.21%	23.29%	8.84%
SmallCap Growth A##	-2.02%	16.44%	21.90%	8.22%
SmallCap Growth B#	3.26%	22.20%	22.37%	8.26%*
SmallCap Growth B##	-1.48%	17.20%	22.19%	8.26%*
SmallCap Growth C#	3.34%	22.40%	22.36%	8.01%
SmallCap Growth C##	2.39%	21.40%	22.36%	8.01%
SmallCap Growth I#	3.83%	23.61%	23.61%	9.01%
SmallCap Growth R3#	3.56%	22.93%	22.99%	8.75%
SmallCap Growth R4#	3.71%	23.31%	23.36%	8.97%
SmallCap Growth R5#	3.88%	23.69%	23.73%	9.20%
SmallCap Growth Y#	3.92%	23.81%	23.82%	9.27%
Russell 2000 Growth Index	1.27%	21.46%	20.50%	8.85%

†	Not Annualized
#	Without sales charge
##	With sales charge
*	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Classes B and C reflect a contingent deferred sales charge of 5.00% and 1.00%, respectively.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on April 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Performance information includes performance under the Fund’s previous sub-adviser, Hartford Investment Management Company. As of July 21, 2010, Hartford Investment Management Company no longer served as the sub-adviser to the Fund.

Class I shares commenced operations on 8/31/06. Performance prior to that date is that of the Fund's Class A shares (excluding sales charges), which had different operating expenses. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to that date is that of the Fund's Class Y shares, which had different operating expenses.

Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is a broad-based unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks (on the basis of capitalization) that are traded in the United States on the New York Stock Exchange, NYSE MKT LLC and Nasdaq.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

The Hartford SmallCap Growth Fund
Manager Discussion
April 30, 2014 (Unaudited)

Operating Expenses*
	Net	Gross
SmallCap Growth Class A	1.40%	1.40%
SmallCap Growth Class B	2.15%	2.40%
SmallCap Growth Class C	2.08%	2.08%
SmallCap Growth Class I	1.04%	1.04%
SmallCap Growth Class R3	1.59%	1.59%
SmallCap Growth Class R4	1.27%	1.27%
SmallCap Growth Class R5	0.97%	0.97%
SmallCap Growth Class Y	0.87%	0.87%

*	As shown in the Fund's current prospectus dated March 1, 2014. Actual expenses may be higher. Please see accompanying Financial Highlights for expense ratios for the six-month period ended April 30, 2014.

Gross expenses are the Fund's total annual operating expenses shown in the Fund's most recent prospectus. Net expenses are the Fund's total annual operating expenses shown in the Fund's most recent prospectus and reflect contractual expense reimbursements in instances when these reductions reduce the Fund's gross expenses. Contractual reimbursements remain in effect until February 28, 2015, and automatically renew for one-year terms unless terminated.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

Portfolio Managers
Mammen Chally, CFA	David J. Elliot, CFA
Vice President and Equity Portfolio Manager	Vice President, Co-Director of Quantitative Investments, Director of Quantitative Portfolio Management and Portfolio Manager

How did the Fund perform?

The Class A shares of The Hartford SmallCap Growth Fund returned 3.69%, before sales charge, for the six-month period ended April 30, 2014, outperforming the Fund’s benchmark, the Russell 2000 Growth Index, which returned 1.27%. For the same period, the Fund outperformed the 0.20% average return of the Lipper Small-Cap Growth Funds peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, nearing another all-time high in April. U.S. stocks finished 2013 with their best return since 1997 amid accommodative rhetoric from U.S. Federal Reserve (Fed) chairman nominee Janet Yellen and the elimination of two market overhangs: the timing of Fed tapering and the threat of another government shutdown in January. However, U.S. equities began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general angst surrounding emerging markets overshadowed a fairly benign domestic environment. Despite myriad adverse weather-influenced economic data, the S&P 500 rebounded from January's pullback and finished February at an all-time high. Robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites. In March, momentum stocks came under heightened scrutiny, which caused some market participants to question the staying power of the five-year-old bull market. This rotation out of the momentum and high-beta areas of the market continued in April, but the trend appeared to be abating toward the end of the month.

Small cap stocks (+3%) underperformed large cap stocks (+8%) during the period, as measured by the Russell 2000 and S&P 500 Indices, respectively. Value stocks (+9%) outperformed Growth stocks (+7%) during the period, as measured by the Russell 3000 Value and Russell 3000 Growth Indices. Seven out of ten sectors in the Russell 2000 Growth Index had positive returns during the period. The Energy (+7%), Consumer Staples (+6%), and Materials (+5%) sectors performed best, while Consumer Discretionary (-3%), Information Technology (-2%), and Telecommunication Services (-1%) lagged on a relative basis.

Security selection was the primary driver of relative outperformance during the period. Positive security selection within Information Technology, Healthcare, and Consumer Discretionary more than offset negative selection within the Consumer Staples and Energy sectors. Sector allocation, driven by our bottom-up stock selection, detracted from relative returns during the period, in part due to underweights to the Healthcare and Consumer Staples sectors.

The top relative contributors to performance were Avis Budget (Industrials), SunEdison (Information Technology), and Cadence (Healthcare). Avis Budget, a rental car supplier, outperformed on continued recovery in its European business, along with utilization impact from its new dynamic pricing tool that exceeded expectations. Shares of SunEdison, a solar installation company which recently divested its solar wafer manufacturing business, gained based on increasing appreciation among investors of the value of an entity which will return project cash flows to investors over time. Shares of Cadence, a biopharmaceutical company, outperformed as its strong market presence in the U.S. hospital channel led to its purchase by Mallinckrodt, an Irish pharmaceutical company. Top absolute contributors for the period also included GT Advanced Technologies (Information Technology).

The top relative detractors included Intercept (Healthcare), Energy XXI (Energy), and Intermune (Healthcare). Shares of Intercept, a biopharmaceutical company, fell due to higher than expected expenses in the first quarter, largely due to non-cash expenses. Shares of Energy XXI, an independent oil and natural gas

3

The Hartford SmallCap Growth Fund
Manager Discussion – (continued)
April 30, 2014 (Unaudited)

exploration and production company, declined as the company recently reported lowered production numbers, largely driven by rig moves and platform construction. Shares of Intermune, a biotech company focused on developing treatments for pulmonology and hepatology, rose after data showed German drugmaker Boehringer Ingleheim's rival drug had mixed results in late-stage trials. Not owning the strong performing benchmark-constituent weighed on relative returns. Top absolute detractors for the period also included Chart Industries (Industrials) and Rosetta Resources (Energy).

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

We believe the U.S. economy remains poised for continued moderate growth. As the impact of frigid weather fades, the economy should regain some momentum. While we are seeing turnover activity in housing take a breather as a result of higher mortgage rates and house prices, our expectation remains that the second half of this year should see renewed upward momentum. Furthermore, we expect job creation and wage gains to gradually improve over the course of the year. In addition, we are seeing positive indicators for non-residential construction and positive sentiment in the trucking industry. Overall, we continue to find attractively valued stocks with the characteristics we seek. We are cautiously optimistic about the outlook for the U.S. economy and for equity markets, and we continue to monitor policy decisions and economic trends which may impact our holdings. At the end of the period, our largest overweights were to Consumer Discretionary, Industrials, and Energy, while we remained underweight the Consumer Staples, Telecommunication Services, and Healthcare sectors relative to the benchmark.

Diversification by Sector
as of April 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	16.3%
Consumer Staples	3.7
Energy	4.4
Financials	10.2
Health Care	19.4
Industrials	16.0
Information Technology	23.5
Materials	4.8
Services	0.1
Total	98.4%
Short-Term Investments	1.8
Other Assets and Liabilities	(0.2)
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford SmallCap Growth Fund
Schedule of Investments
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.6%
	Automobiles and Components - 2.0%
211	Dana Holding Corp.	$4,461
113	Tenneco Automotive, Inc. ●	6,765
11	Tower International, Inc. ●	295
		11,521
	Banks - 2.1%
13	Altisource Portfolio Solutions S.A.	1,371
158	EverBank Financial Corp.	2,964
125	First Merchants Corp.	2,661
75	Flushing Financial Corp.	1,442
52	MGIC Investment Corp. ●	447
5	Ocwen Financial Corp. ●	180
31	Radian Group, Inc.	429
62	Wintrust Financial Corp.	2,770
		12,264
	Capital Goods - 10.6%
57	A.O. Smith Corp.	2,659
109	AAON, Inc.	3,094
16	Aceto Corp.	357
34	Acuity Brands, Inc.	4,296
52	Aircastle Ltd.	908
15	Albany International Corp. Class A	525
101	Altra Industrial Motion Corp.	3,450
3	American Science & Engineering, Inc.	215
62	Applied Industrial Technologies, Inc.	2,962
65	Astronics Corp. ●	3,713
66	AZZ, Inc.	2,857
56	Chart Industries, Inc. ●	3,796
15	Comfort Systems USA, Inc.	224
18	EnerSys, Inc.	1,223
24	Esterline Technologies Corp. ●	2,653
5	Generac Holdings, Inc.	289
25	General Cable Corp.	638
6	Gorman Rupp Co.	177
177	GrafTech International Ltd. ●	1,979
65	Heico Corp.	3,599
7	Hyster-Yale Materials Handling, Inc.	665
13	John Bean Technologies Corp.	362
45	Lennox International, Inc.	3,779
55	Meritor, Inc. ●	652
72	Moog, Inc. Class A ●	4,740
3	National Presto Industries, Inc.	181
1	Power Solutions International, Inc. ●	66
14	Proto Laboratories, Inc. ●	829
56	Sun Hydraulics Corp.	2,288
55	Taser International, Inc. ●	880
41	Teledyne Technologies, Inc. ●	3,773
45	Toro Co.	2,851
13	Trex Co., Inc. ●	1,052
6	Woodward, Inc.	273
12	Xerium Technologies, Inc. ●	157
		62,162
	Commercial and Professional Services - 3.5%
9	Barrett Business Services, Inc.	444
22	Brink's Co.	560
104	Deluxe Corp.	5,704
12	Enernoc, Inc. ●	293
51	Exponent, Inc.	3,569
99	GP Strategies Corp. ●	2,608
7	Huron Consulting Group, Inc. ●	527
122	On Assignment, Inc. ●	4,257
19	RPX Corp. ●	303
10	Sykes Enterprises, Inc. ●	202
6	UniFirst Corp.	587
39	Wageworks, Inc. ●	1,667
		20,721
	Consumer Durables and Apparel - 3.7%
76	Arctic Cat, Inc.	3,114
15	Ethan Allen Interiors, Inc.	362
133	Kate Spade & Co. ●	4,618
38	La-Z-Boy, Inc.	916
8	Polaris Industries, Inc.	1,059
35	Smith & Wesson Holding Corp. ●	542
160	Steven Madden Ltd. ●	5,700
10	Sturm Ruger & Co., Inc.	669
94	Taylor Morrison Home Corp. ●	1,990
104	Vince Holding Corp. ●	2,871
		21,841
	Consumer Services - 5.7%
8	American Public Education, Inc. ●	277
211	Bloomin' Brands, Inc. ●	4,502
9	Bridgepoint Education, Inc. ●	138
78	Brinker International, Inc.	3,825
29	Buffalo Wild Wings, Inc. ●	4,289
24	Caesars Entertainment Corp. ●	441
12	Capella Education Co.	724
30	Cheesecake Factory, Inc.	1,351
3	Cracker Barrel Old Country Store, Inc.	246
106	Del Frisco's Restaurant Group, Inc. ●	2,770
17	Domino's Pizza, Inc.	1,227
10	Grand Canyon Education, Inc. ●	410
134	Ignite Restaurant Group, Inc. ●	1,890
16	Interval Leisure Group, Inc.	399
12	ITT Educational Services, Inc. ●	313
20	Krispy Kreme Doughnuts, Inc. ●	358
14	LifeLock, Inc. ●	218
78	Marriott Vacations Worldwide Corp. ●	4,242
16	Multimedia Games Holding Co., Inc. ●	476
3	Outerwall, Inc. ●	236
3	Red Robin Gourmet Burgers, Inc. ●	231
99	Sotheby's Holdings	4,156
7	Strayer Education, Inc. ●	290
20	Texas Roadhouse, Inc.	490
		33,499
	Diversified Financials - 1.3%
1	Credit Acceptance Corp. ●	158
45	Evercore Partners, Inc.	2,387
92	HFF, Inc.	3,139
23	Portfolio Recovery Associates, Inc. ●	1,315
6	Regional Management Corp. ●	95
23	Wisdomtree Investment, Inc. ●	262
6	World Acceptance Corp. ●	457
		7,813
	Energy - 4.4%
61	Abraxas Petroleum Corp. ●	332
67	Athlon Energy, Inc. ●	2,698
20	Clean Energy Fuels Corp. ●	175
16	CVR Energy, Inc.	782
16	Delek U.S. Holdings, Inc.	515
70	EPL Oil & Gas, Inc. ●	2,724
129	Forest Oil Corp. ●	241

The accompanying notes are an integral part of these financial statements.

5

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.6% - (continued)
	Energy - 4.4% - (continued)
102	ION Geophysical Corp. ●	$448
138	Jones Energy, Inc. ●	2,134
72	Magnum Hunter Resources Corp. ●	609
10	Matrix Service Co. ●	294
90	PBF Energy, Inc.	2,784
5	REX American Resources Corp. ●	301
66	Rosetta Resources, Inc. ●	3,115
121	RSP Permian, Inc. ●	3,434
10	Seacor Holdings, Inc. ●	801
52	SemGroup Corp.	3,340
63	Vaalco Energy, Inc. ●	579
11	Western Refining, Inc.	465
		25,771
	Food and Staples Retailing - 1.4%
72	Casey's General Stores, Inc.	4,966
65	Natural Grocers by Vitamin Cottage, Inc. ●	2,318
53	Rite Aid Corp. ●	384
59	Supervalu, Inc. ●	413
		8,081
	Food, Beverage and Tobacco - 1.4%
134	Darling International, Inc. ●	2,676
35	Pilgrim's Pride Corp. ●	761
9	Sanderson Farms, Inc.	757
54	TreeHouse Foods, Inc. ●	4,068
		8,262
	Health Care Equipment and Services - 9.3%
10	Addus Homecare Corp. ●	207
27	Align Technology, Inc. ●	1,377
14	Anika Therapeutics, Inc. ●	594
9	Atrion Corp.	2,468
20	Centene Corp. ●	1,310
9	Computer Programs & Systems, Inc.	574
82	Corvel Corp. ●	3,740
71	Cyberonics, Inc. ●	4,204
134	Dexcom, Inc. ●	4,340
13	Ensign Group, Inc.	544
27	Gentiva Health Services, Inc. ●	204
195	Globus Medical, Inc. ●	4,760
137	HealthSouth Corp.	4,742
23	Heartware International, Inc. ●	1,946
47	ICU Medical, Inc. ●	2,644
18	Magellan Health Services, Inc. ●	1,027
5	Medidata Solutions, Inc. ●	192
12	Molina Healthcare, Inc. ●	438
100	Omnicell, Inc. ●	2,650
27	Orthofix International N.V. ●	800
9	Providence Service Corp. ●	345
48	Quality Systems, Inc.	706
20	Rockwell Medical, Inc. ●	202
90	Team Health Holdings ●	4,372
28	Triple-S Management Corp., Class B ●	412
103	U.S. Physical Therapy, Inc.	3,189
167	Vascular Solutions, Inc. ●	3,655
46	Wellcare Health Plans, Inc. ●	3,113
		54,755
	Household and Personal Products - 0.9%
7	Nu Skin Enterprises, Inc. Class A	609
121	Prestige Brands Holdings, Inc. ●	4,054
5	Usana Health Sciences, Inc. ●	367
		5,030
	Insurance - 1.6%
71	Amerisafe, Inc.	3,014
16	AmTrust Financial Services, Inc.	614
4	eHealth, Inc. ●	159
27	Greenlight Capital Re Ltd. Class A ●	847
10	HCI Group, Inc.	375
38	Maiden Holdings Ltd.	444
31	Montpelier Re Holdings Ltd.	939
59	Protective Life Corp.	3,013
		9,405
	Materials - 4.8%
23	Advanced Emissions Solutions, Inc. ●	530
57	Cabot Corp.	3,275
32	Ferro Corp. ●	418
18	FutureFuel Corp.	359
13	Globe Specialty Metals, Inc.	260
59	Gold Resource Corp.	271
417	Graphic Packaging Holding Co. ●	4,277
271	Headwaters, Inc. ●	3,382
7	KapStone Paper & Packaging Corp. ●	179
6	Koppers Holdings, Inc.	252
19	Minerals Technologies, Inc.	1,137
21	Olin Corp.	599
13	OM Group, Inc.	369
299	Omnova Solutions, Inc. ●	2,725
145	PolyOne Corp.	5,427
21	Schweitzer-Mauduit International, Inc.	934
63	Silgan Holdings, Inc.	3,121
58	Wausau Paper Corp.	696
		28,211
	Media - 0.4%
72	DreamWorks Animation SKG, Inc. ●	1,721
29	McClatchy Co. Class A ●	160
4	Rentrak Corp. ●	234
6	Shutterstock, Inc. ●	399
		2,514
	Pharmaceuticals, Biotechnology and Life Sciences - 10.1%
13	Acadia Pharmaceuticals, Inc. ●	260
71	Acorda Therapeutics, Inc. ●	2,515
78	Aerie Pharmaceuticals, Inc. ●	1,220
47	Agios Pharmaceuticals, Inc. ●	1,997
11	Akorn, Inc. ●	277
76	Alkermes plc ●	3,535
41	Alnylam Pharmaceuticals, Inc. ●	2,047
33	Anacor Pharmaceuticals, Inc. ●	537
39	Arena Pharmaceuticals, Inc. ●	247
168	Bruker Corp. ●	3,467
10	Celldex Therapeutics, Inc. ●	150
16	Cumberland Pharmaceuticals, Inc. ●	72
50	Cytokinetics, Inc. ●	229
126	Durata Therapeutics, Inc. ●	1,710
27	Dyax Corp. ●	178
43	Emergent Biosolutions, Inc. ●	1,123
411	Exelixis, Inc. ●	1,455
83	Fiveprime Theapeutics, Inc ●	1,161
90	Glycomimetics, Inc. ●	1,189
21	Halozyme Therapeutics, Inc. ●	155
36	Horizon Pharma, Inc. ●	510
83	Hyperion Therapeutics, Inc. ●	2,041
146	Immunogen, Inc. ●	1,886
52	Immunomedics, Inc. ●	220

The accompanying notes are an integral part of these financial statements.

6

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 95.6% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 10.1% - (continued)
26	Impax Laboratories, Inc. ●	$683
3	Intercept Pharmaceuticals, Inc. ●	687
147	Ironwood Pharmaceuticals, Inc. ●	1,623
38	Isis Pharmaceuticals, Inc. ●	1,001
20	Lannet, Inc. ●	694
8	Ligand Pharmaceuticals, Inc. Class B ●	507
30	Luminex Corp. ●	578
125	Medicines Co. ●	3,317
42	Merrimack Pharmaceuticals, Inc. ●	182
37	Nektar Therapeutics ●	435
108	NPS Pharmaceuticals, Inc. ●	2,874
5	Ophthotech Corp. ●	180
97	PAREXEL International Corp. ●	4,398
155	PDL Biopharma, Inc.	1,317
68	Portola Pharmaceuticals, Inc. ●	1,588
30	Pozen, Inc.	252
23	Puma Biotechnology, Inc. ●	1,773
14	Questcor Pharmaceuticals, Inc.	1,126
74	Repligen Corp. ●	1,168
24	Salix Pharmaceuticals Ltd. ●	2,681
10	Sarepta Therapeutics, Inc. ●	379
88	Sciclone Pharmaceuticals, Inc. ●	422
11	Sucampo Pharmaceuticals, Inc. Class A ●	77
42	Synta Pharmaceuticals Corp. ●	179
66	Tesaro, Inc. ●	1,643
13	Vical, Inc. ●	15
33	VIVUS, Inc. ●	170
210	Xenoport, Inc. ●	853
		58,983
	Real Estate - 2.4%
58	Altisource Residential Corp.	1,635
89	American Realty Capital Properties, Inc.	1,170
44	Apollo Residential Mortgage, Inc. REIT	717
72	Coresite Realty Corp. REIT	2,204
91	Inland Real Estate Corp. REIT	954
35	Potlatch Corp. REIT	1,330
102	Ramco-Gershenson Properties Trust REIT	1,689
32	Ryman Hospitality Properties, Inc.	1,476
213	Sunstone Hotel Investors, Inc. REIT	3,049
		14,224
	Retailing - 4.5%
17	Buckle (The), Inc.	804
7	Cato Corp.	202
56	Core-Mark Holding Co., Inc.	4,499
86	DSW, Inc.	2,862
75	Five Below, Inc. ●	3,028
17	Francescas Holding Corp. ●	273
31	Group 1 Automotive, Inc.	2,219
86	HSN, Inc.	5,020
16	Kirklands, Inc. ●	275
2	Lumber Liquidators Holdings, Inc. ●	148
32	Nutrisystem, Inc.	474
186	Office Depot, Inc. ●	759
43	Orbitz Worldwide, Inc. ●	315
13	Overstock.com, Inc. ●	215
33	PetMed Express, Inc.	436
259	Pier 1 Imports, Inc.	4,725
10	Shutterfly, Inc. ●	409
		26,663
	Semiconductors and Semiconductor Equipment - 3.9%
21	Ambarella, Inc. ●	513
26	Cirrus Logic, Inc. ●	573
205	GT Advanced Technologies, Inc. ●	3,399
80	Integrated Device Technology, Inc. ●	935
65	Kulicke & Soffa Industries, Inc. ●	959
70	Lattice Semiconductor Corp. ●	589
126	Nanometrics, Inc. ●	2,056
12	PDF Solutions, Inc. ●	223
96	Silicon Image, Inc. ●	536
323	SunEdison, Inc. ●	6,208
121	SunPower Corp. ●	4,037
5	Synaptics, Inc. ●	298
19	Ultra Clean Holdings, Inc. ●	164
91	Ultratech Stepper, Inc. ●	2,411
		22,901
	Software and Services - 16.7%
33	Advent Software, Inc.	963
112	Aspen Technology, Inc. ●	4,819
24	AVG Technologies N.V. ●	444
154	Bankrate, Inc. ●	2,702
38	CACI International, Inc. Class A ●	2,672
16	Callidus Software, Inc. ●	154
243	Carbonite, Inc. ●	2,401
70	Cass Information Systems, Inc.	3,546
3	Commvault Systems, Inc. ●	131
15	Comverse, Inc. ●	377
7	Conversant, Inc. ●	159
38	CSG Systems International, Inc.	1,002
39	Cvent, Inc. ●	1,072
31	Demandware, Inc. ●	1,520
51	Digital River, Inc. ●	783
126	Ellie Mae, Inc. ●	3,083
43	ePlus, Inc. ●	2,172
107	Exlservice Holdings, Inc. ●	3,022
66	Fair Isaac, Inc.	3,784
124	Five9, Inc. ●	882
78	Fleetmatics Group Ltd. ●	2,341
21	Global Cash Access, Inc. ●	137
96	Heartland Payment Systems, Inc.	3,946
204	Higher One Holdings, Inc. ●	1,221
21	iGate Corp. ●	761
49	Imperva, Inc. ●	1,129
102	j2 Global, Inc.	4,737
193	Manhattan Associates, Inc. ●	6,098
58	Marketo, Inc. ●	1,566
32	Mitek Systems, Inc. ●	106
141	Model N, Inc. ●	1,268
94	Netscout Systems, Inc. ●	3,664
22	NIC, Inc.	407
60	Opentable, Inc. ●	4,034
49	Pegasystems, Inc.	810
141	PTC, Inc. ●	4,984
255	Sapient Corp. ●	4,141
9	Solarwinds, Inc. ●	347
35	Solera Holdings, Inc.	2,290
23	SS&C Technologies Holdings, Inc. ●	891
13	Stamps.com, Inc. ●	434
11	Syntel, Inc. ●	843
37	Take-Two Interactive Software, Inc. ●	758
76	TiVo, Inc. ●	898

The accompanying notes are an integral part of these financial statements.

7

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
Common Stocks - 95.6% - (continued)
	Software and Services - 16.7% - (continued)
17	Travelzoo, Inc. ●		$301
57	Tyler Corp. ●		4,619
14	Vistaprint N.V. ●		568
86	WebMD Health Corp. ●		3,774
47	WEX, Inc. ●		4,503
32	XO Group, Inc. ●		342
			97,606
	Technology Hardware and Equipment - 2.9%
18	Alliance Fiber Optic Product, Inc.		340
159	Aruba Networks, Inc. ●		3,142
94	CDW Corp. of Delaware		2,649
26	Ciena Corp. ●		520
19	Coherent, Inc. ●		1,145
36	Comtech Telecommunications Corp.		1,132
45	FEI Co.		3,562
13	Plexus Corp. ●		537
20	Silicon Graphics International Corp. ●		246
77	Sonus Networks, Inc. ●		252
84	Ubiquiti Networks, Inc. ●		3,264
			16,789
	Telecommunication Services - 0.1%
22	IDT Corp. Class B		347
22	Inteliquent, Inc.		302
9	magicJack VocalTec Ltd. ●		157
			806
	Transportation - 1.9%
4	Alaska Air Group, Inc.		376
5	Allegiant Travel Co.		552
66	Avis Budget Group, Inc. ●		3,447
97	Celadon Group, Inc.		2,221
43	Hawaiian Holdings, Inc. ●		622
105	Marten Transport Ltd.		2,456
20	Republic Airways Holdings, Inc. ●		163
17	SkyWest, Inc.		195
16	Spirit Airlines, Inc. ●		881
			10,913
	Total Common Stocks
	( Cost $478,193)		$560,735

Exchange Traded Funds - 2.8%
	Other Investment Pools and Funds - 2.8%
125	iShares Russell 2000 Growth Index Fund		$16,153

	Total Exchange Traded Funds
	(Cost $16,728)		$16,153

	Total Long-Term Investments
	(Cost $494,921)		$576,888

Short-Term Investments - 1.8%
Repurchase Agreements - 1.8%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $464, collateralized by GNMA 4.00%, 2044, value of $473)
$464	0.05%, 4/30/2014		$464
Bank of Montreal TriParty Repurchase Agreement
(maturing on 05/01/2014 in the amount of
$2,305, collateralized by U.S. Treasury Bond
3.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.75%, 2014 - 2024, value of
	$2,351)
2,305	0.04%, 4/30/2014		2,305
	Barclays Capital TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $816, collateralized by U.S. Treasury Note 1.75% - 2.63%, 2014 - 2020, value of $832)
815	0.04%, 4/30/2014		815
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 05/01/2014 in the
amount of $2,020, collateralized by U.S.
Treasury Bill 0.02% - 0.14%, 2014 - 2015, U.S.
Treasury Bond 2.75% - 10.63%, 2015 - 2042,
U.S. Treasury Note 0.25% - 5.13%, 2014 - 2023,
	value of $2,060)
2,020	0.04%, 4/30/2014		2,020
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $1,228, collateralized by FNMA 3.00%, 2032, GNMA 3.00% - 5.50%, 2028 - 2043, value of $1,252)
1,228	0.05%, 4/30/2014		1,228
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $1,010, collateralized by U.S. Treasury Note 2.63% - 3.00%, 2014 - 2020, value of $1,030)
1,010	0.04%, 4/30/2014		1,010
TD Securities TriParty Repurchase Agreement
(maturing on 05/01/2014 in the amount of
$2,805, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2042, FNMA 3.00% - 5.00%, 2025 -
2043, U.S. Treasury Note 3.13%, 2017, value of
	$2,861)
2,805	0.05%, 4/30/2014		2,805
	UBS Securities, Inc. Repurchase Agreement (maturing on 05/01/2014 in the amount of $14, collateralized by U.S. Treasury Note 2.13%, 2015, value of $15)
14	0.04%, 4/30/2014		14
			10,661
	Total Short-Term Investments
	(Cost $10,661)		$10,661

	Total Investments
	(Cost $505,582) ▲	100.2%	$587,549
	Other Assets and Liabilities	(0.2)%	(1,314)
	Total Net Assets	100.0%	$586,235

The accompanying notes are an integral part of these financial statements.

8

The Hartford SmallCap Growth Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At April 30, 2014, the cost of securities for federal income tax purposes was $507,269 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$100,625
Unrealized Depreciation	(20,345)
Net Unrealized Appreciation	$80,280

●	Non-income producing.

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

9

The Hartford SmallCap Growth Fund
Investment Valuation Hierarchy Level Summary
April 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$560,735	$560,735	$–	$–
Exchange Traded Funds	16,153	16,153	–	–
Short-Term Investments	10,661	–	10,661	–
Total	$587,549	$576,888	$10,661	$–

♦	For the six-month period ended April 30, 2014, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of April 30, 2014
Assets:
Common Stocks	$32	$—	$(32)	$—	$—	$—	$—	$—	$—
Total	$32	$—	$(32)	$—	$—	$—	$—	$—	$—

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

10

The Hartford SmallCap Growth Fund
Statement of Assets and Liabilities
April 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $505,582)	$587,549
Receivables:
Investment securities sold	4,998
Fund shares sold	4,379
Dividends and interest	60
Other assets	97
Total assets	597,083
Liabilities:
Bank overdraft	134
Payables:
Investment securities purchased	9,346
Fund shares redeemed	1,203
Investment management fees	72
Administrative fees	1
Distribution fees	19
Accrued expenses	73
Total liabilities	10,848
Net assets	$586,235
Summary of Net Assets:
Capital stock and paid-in-capital	$487,276
Distributions in excess of net investment income	(978)
Accumulated net realized gain	17,970
Unrealized appreciation of investments	81,967
Net assets	$586,235

Shares authorized	27,000,000
Par value	$0 .0001
Class A: Net asset value per share/Maximum offering price per share	$46.25/$48.94
Shares outstanding	5,202
Net assets	$240,570
Class B: Net asset value per share	$38.30
Shares outstanding	92
Net assets	$3,519
Class C: Net asset value per share	$37.95
Shares outstanding	1,073
Net assets	$40,701
Class I: Net asset value per share	$47.05
Shares outstanding	1,734
Net assets	$81,564
Class R3: Net asset value per share	$46.41
Shares outstanding	226
Net assets	$10,492
Class R4: Net asset value per share	$47.40
Shares outstanding	544
Net assets	$25,768
Class R5: Net asset value per share	$48.53
Shares outstanding	442
Net assets	$21,450
Class Y: Net asset value per share	$48.85
Shares outstanding	3,320
Net assets	$162,171

The accompanying notes are an integral part of these financial statements.

11

The Hartford SmallCap Growth Fund
Statement of Operations
For the Six-Month Period Ended April 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$2,273
Interest	2
Total investment income	2,275

Expenses:
Investment management fees	2,084
Administrative services fees
Class R3	9
Class R4	17
Class R5	7
Transfer agent fees
Class A	264
Class B	10
Class C	29
Class I	64
Class R3	1
Class R4	1
Class R5	—
Class Y	1
Distribution fees
Class A	299
Class B	21
Class C	191
Class R3	24
Class R4	29
Custodian fees	1
Accounting services fees	44
Registration and filing fees	64
Board of Directors' fees	6
Audit fees	6
Other expenses	29
Total expenses (before waivers and fees paid indirectly)	3,201
Transfer agent fee waivers	(3)
Commission recapture	(6)
Total waivers and fees paid indirectly	(9)
Total expenses, net	3,192
Net Investment Loss	(917)
Net Realized Gain on Investments:
Net realized gain on investments	19,603
Net Realized Gain on Investments	19,603
Net Changes in Unrealized Depreciation of Investments:
Net unrealized depreciation of investments	(2,703)
Net Changes in Unrealized Depreciation of Investments	(2,703)
Net Gain on Investments	16,900
Net Increase in Net Assets Resulting from Operations	$15,983

The accompanying notes are an integral part of these financial statements.

12

The Hartford SmallCap Growth Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended April 30, 2014 (Unaudited)	For the Year Ended October 31, 2013
Operations:
Net investment loss	$(917)	$(1,028)
Net realized gain on investments	19,603	39,346
Net unrealized appreciation (depreciation) of investments	(2,703)	63,731
Net Increase in Net Assets Resulting from Operations	15,983	102,049
Distributions to Shareholders:
From net realized gain on investments
Class A	(16,173)	—
Class B	(370)	—
Class C	(2,972)	—
Class I	(5,151)	—
Class R3	(615)	—
Class R4	(1,380)	—
Class R5	(539)	—
Class Y	(8,596)	—
Total distributions	(35,796)	—
Capital Share Transactions:
Class A	21,885	12,864
Class B	(844)	(1,605)
Class C	9,431	13,693
Class I	12,793	38,931
Class R3	2,585	2,943
Class R4	9,230	11,156
Class R5	18,701	2,885
Class Y	45,790	60,511
Net increase from capital share transactions	119,571	141,378
Net Increase in Net Assets	99,758	243,427
Net Assets:
Beginning of period	486,477	243,050
End of period	$586,235	$486,477
Undistributed (distribution in excess of) net investment income	$(978)	$(61)

The accompanying notes are an integral part of these financial statements.

13

The Hartford SmallCap Growth Fund
Notes to Financial Statements
April 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

The Hartford Mutual Funds II, Inc. (“Company”) is an open-end management investment company comprised of four portfolios. Financial statements for The Hartford SmallCap Growth Fund (the "Fund"), a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund's portfolio managers are Mammen Chally (79%) and David J. Elliot (21%).The Fund is a diversified open-end management investment company.

Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares were sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held (see note below regarding the closing of Class B shares). Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class I shares are sold without sales charges to certain eligible investors primarily through advisory fee-based wrap programs. Class R3, R4 and R5 shares, which are offered to employer-sponsored retirement plans, and Class Y shares, which are sold to certain eligible institutional investors, are sold without a sales charge.  All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and that Class B shares automatically convert to Class A shares after 8 years.

No new or additional investments are allowed in Class B shares of the Fund (including investments through any systematic investment plan). Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Fund (as permitted by existing exchange privileges), or redeem their Class B shares as described in the Fund’s prospectus. Reinstatement privileges with respect to Class B shares are set forth in the Fund's prospectus. For investors electing to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares, remain unchanged.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

14

The Hartford SmallCap Growth Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Funds’ Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

15

The Hartford SmallCap Growth Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income is accrued on the ex-dividend date. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the

16

The Hartford SmallCap Growth Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of April 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund had no illiquid or restricted investments as of April 30, 2014.

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2014. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

17

The Hartford SmallCap Growth Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Components of Distributable Earnings – The Fund’s components of distributable earnings (deficit) on a tax basis at October 31, 2013, are as follows:

Amount
Undistributed Ordinary Income	$11,827
Undistributed Long-Term Capital Gain	23,962
Unrealized Appreciation*	82,983
Total Accumulated Earnings	$118,772

*	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$2,462
Accumulated Net Realized Gain (Loss)	(2,450)
Capital Stock and Paid-in-Capital	(12)

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

The Fund had no capital loss carryforward for U.S. federal income tax purposes as of October 31, 2013.

During the year ended October 31, 2013, the Fund utilized $514 of prior year capital loss carryforwards.

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for

18

The Hartford SmallCap Growth Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of April 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $100 million	0.90%
On next $150 million	0.80%
On next $250 million	0.70%
On next $4.5 billion	0.65%
On next $5 billion	0.63%
Over $10 billion	0.62%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.016%
On next $5 billion	0.013%
Over $10 billion	0.010%

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. As of April 30, 2014, HFMC contractually limited the total operating expenses of this Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, through February 28, 2015 as follows:

Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
1.40%	2.15%	2.15%	1.15%	1.60%	1.30%	1.00%	0.95%

19

The Hartford SmallCap Growth Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Fees Paid Indirectly – The Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended April 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended April 30, 2014
Class A	1.28%
Class B	2.13
Class C	1.96
Class I	0.97
Class R3	1.53
Class R4	1.21
Class R5	0.91
Class Y	0.81

Distribution and Service Plan for Class A, B, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD") is the principal underwriter and distributor of the Fund. HFD is engaged in distribution activities, which include marketing and distribution of shares through broker/dealers, financing distribution costs and maintaining financial books and records. For the six-month period ended April 30, 2014, HFD received front-end load sales charges of $297 and contingent deferred sales charges of $6 from the Fund.

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 of the 1940 Act to compensate the distributor (HFD) for activities intended to result in the sale and distribution of Class A, B, C, R3 and R4 shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Fund provides for payment of a Rule 12b-1 fee of 0.25% of average daily net assets. Some or all of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker/dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for services provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker/dealers for distribution and/or shareholder account services. Class R3 shares have a distribution fee of 0.50% of average daily net assets and Class R4 shares have a distribution fee of 0.25% of average daily net assets. For Class R3 and R4 shares, some or the entire fee may be remitted to broker/dealers for distribution and/or shareholder account services. The Fund’s 12b-1 fees are accrued daily and paid monthly.

Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2014, a portion of the Fund’s Chief Compliance Officer’s compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly-owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets. The amount paid to HASCO and any related contractual reimbursement amounts, if applicable, can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

20

The Hartford SmallCap Growth Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Administrative services fees are paid to HASCO for third-party recordkeeping services that are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statement of Operations. These fees are accrued daily and paid monthly.

Payment from Affiliate – On July 28, 2010, the Fund was reimbursed by HASCO $242 relating to a trading error.

The total return in the accompanying financial highlights includes a payment from affiliate. Had the payment from affiliate been excluded, the impact and total return for the periods listed below would have been as follows:

	Impact from Payment from Affiliate for trading error for the Year Ended October 31, 2010	Total Return Excluding Payment from Affiliate for the Year Ended October 31, 2010
Class A	0.14%	34.77%
Class B	0.16	33.70
Class C	0.16	33.76
Class I	0.14	35.13
Class Y	0.14	35.38
Class R3	0.14	34.43
Class R4	0.14	34.84
Class R5	0.14	35.25

Investment Transactions:

For the six-month period ended April 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$255,066	$—	$255,066
Sales Proceeds	175,036	—	175,036

21

The Hartford SmallCap Growth Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Capital Share Transactions:

The following information is for the six-month period ended April 30, 2014, and the year ended October 31, 2013:

	For the Six-Month Period Ended April 30, 2014				For the Year Ended October 31, 2013
	Shares Sold	Shares Issued for Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) of Shares	Shares Sold	Shares Issued for Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) of Shares
Class A
Shares	577	351	(455)	473	1,097	—	(816)	281
Amount	$27,692	$16,010	$(21,817)	$21,885	$45,638	$—	$(32,774)	$12,864
Class B
Shares	5	9	(35)	(21)	9	—	(57)	(48)
Amount	$201	$352	$(1,397)	$(844)	$315	$—	$(1,920)	$(1,605)
Class C
Shares	227	76	(60)	243	463	—	(90)	373
Amount	$8,936	$2,836	$(2,341)	$9,431	$16,783	$—	$(3,090)	$13,693
Class I
Shares	615	102	(454)	263	1,348	—	(468)	880
Amount	$29,863	$4,715	$(21,785)	$12,793	$58,817	$—	$(19,886)	$38,931
Class R3
Shares	84	12	(42)	54	94	—	(27)	67
Amount	$4,041	$562	$(2,018)	$2,585	$4,065	$—	$(1,122)	$2,943
Class R4
Shares	228	24	(63)	189	319	—	(78)	241
Amount	$11,160	$1,118	$(3,048)	$9,230	$14,296	$—	$(3,140)	$11,156
Class R5
Shares	406	11	(46)	371	66	—	(5)	61
Amount	$20,459	$513	$(2,271)	$18,701	$3,116	$—	$(231)	$2,885
Class Y
Shares	1,089	172	(344)	917	1,879	—	(627)	1,252
Amount	$54,899	$8,282	$(17,391)	$45,790	$87,730	$—	$(27,219)	$60,511
Total
Shares	3,231	757	(1,499)	2,489	5,275	—	(2,168)	3,107
Amount	$157,251	$34,388	$(72,068)	$119,571	$230,760	$—	$(89,382)	$141,378

The following reflects the conversion of Class B shares into Class A shares (reflected as Class A shares sold) for the six-month period ended April 30, 2014, and the year ended October 31, 2013:

	Shares	Dollars
For the Six-Month Period Ended April 30, 2014	13	$609
For the Year Ended October 31, 2013	19	$740

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended April 30, 2014, the Fund did not have any borrowings under this facility.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

22

The Hartford SmallCap Growth Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Fund because the Fund is not party to the suit.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

23

The Hartford SmallCap Growth Fund
Financial Highlights

	- Selected Per-Share Data - (A)										- Ratios and Supplemental Data -
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Investment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income to Average Net Assets
For the Six-Month Period Ended April 30, 2014 (Unaudited)
A	$47.96	$(0.11)	$1.83	$1.72	$–	$(3.43)	$(3.43)	$46.25	3.69	%(D)	$240,570	1.28	%(E)	1.28	%(E)	(0.45)	%(E)
B	40.45	(0.25)	1.53	1.28	–	(3.43)	(3.43)	38.30	3.26	(D)	3,519	2.27	(E)	2.13	(E)	(1.29)	(E)
C	40.08	(0.22)	1.52	1.30	–	(3.43)	(3.43)	37.95	3.34	(D)	40,701	1.96	(E)	1.96	(E)	(1.13)	(E)
I	48.67	(0.03)	1.84	1.81	–	(3.43)	(3.43)	47.05	3.83	(D)	81,564	0.97	(E)	0.97	(E)	(0.14)	(E)
R3	48.17	(0.17)	1.84	1.67	–	(3.43)	(3.43)	46.41	3.56	(D)	10,492	1.53	(E)	1.53	(E)	(0.70)	(E)
R4	49.06	(0.10)	1.87	1.77	–	(3.43)	(3.43)	47.40	3.71	(D)	25,768	1.22	(E)	1.22	(E)	(0.39)	(E)
R5	50.07	(0.03)	1.92	1.89	–	(3.43)	(3.43)	48.53	3.88	(D)	21,450	0.91	(E)	0.91	(E)	(0.11)	(E)
Y	50.36	–	1.92	1.92	–	(3.43)	(3.43)	48.85	3.92	(D)	162,171	0.81	(E)	0.81	(E)	0.01	(E)

For the Year Ended October 31, 2013
A	$34.72	$(0.15)	$13.39	$13.24	$–	$–	$–	$47.96	38.13%		$226,795	1.40%		1.40%		(0.37)%
B	29.50	(0.36)	11.31	10.95	–	–	–	40.45	37.12		4,552	2.40		2.15		(1.05)
C	29.21	(0.40)	11.27	10.87	–	–	–	40.08	37.21		33,255	2.08		2.08		(1.13)
I	35.10	(0.05)	13.62	13.57	–	–	–	48.67	38.66		71,601	1.04		1.04		(0.13)
R3	34.93	(0.26)	13.50	13.24	–	–	–	48.17	37.90		8,280	1.59		1.59		(0.62)
R4	35.47	(0.19)	13.78	13.59	–	–	–	49.06	38.31		17,412	1.27		1.27		(0.44)
R5	36.10	(0.10)	14.07	13.97	–	–	–	50.07	38.70		3,579	0.97		0.97		(0.22)
Y	36.27	0.03	14.06	14.09	–	–	–	50.36	38.85		121,003	0.87		0.87		0.07

For the Year Ended October 31, 2012
A	$31.27	$(0.22)	$3.67	$3.45	$–	$–	$–	$34.72	11.03%		$154,415	1.48%		1.40%		(0.65)%
B	26.77	(0.40)	3.13	2.73	–	–	–	29.50	10.20		4,747	2.44		2.15		(1.41)
C	26.51	(0.40)	3.10	2.70	–	–	–	29.21	10.18		13,343	2.17		2.15		(1.40)
I	31.52	(0.11)	3.69	3.58	–	–	–	35.10	11.36		20,730	1.11		1.11		(0.33)
R3	31.53	(0.27)	3.67	3.40	–	–	–	34.93	10.78		3,672	1.67		1.60		(0.80)
R4	31.91	(0.19)	3.75	3.56	–	–	–	35.47	11.16		4,053	1.32		1.30		(0.54)
R5	32.38	(0.08)	3.80	3.72	–	–	–	36.10	11.49		345	1.05		1.00		(0.24)
Y	32.51	(0.06)	3.82	3.76	–	–	–	36.27	11.57		41,745	0.89		0.89		(0.18)

For the Year Ended October 31, 2011
A(F)	$27.59	$(0.29)	$3.97	$3.68	$–	$–	$–	$31.27	13.34%		$154,303	1.48%		1.40%		(0.93)%
B	23.80	(0.40)	3.37	2.97	–	–	–	26.77	12.48		7,018	2.39		2.15		(1.46)
C	23.57	(0.40)	3.34	2.94	–	–	–	26.51	12.47		12,285	2.18		2.15		(1.47)
I	27.73	(0.14)	3.93	3.79	–	–	–	31.52	13.67		9,312	1.10		1.10		(0.43)
R3	27.87	(0.30)	3.96	3.66	–	–	–	31.53	13.13		763	1.69		1.60		(0.93)
R4	28.13	(0.20)	3.98	3.78	–	–	–	31.91	13.44		3,059	1.30		1.30		(0.62)
R5	28.46	(0.11)	4.03	3.92	–	–	–	32.38	13.77		227	1.03		1.00		(0.33)
Y	28.54	(0.07)	4.04	3.97	–	–	–	32.51	13.91		134,508	0.89		0.89		(0.22)

See Portfolio Turnover information on the next page.

24

The Hartford SmallCap Growth Fund
Financial Highlights – (continued)

	- Selected Per-Share Data - (A)											- Ratios and Supplemental Data -
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Investment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income to Average Net Assets
For the Year Ended October 31, 2010
A	$20.45	$(0.15	)(G)	$7.27	$7.14	$–	$–	$–	$27.59	34.91	%(H)	$53,548	1.62%	1.40%	(0.64)%
B	17.78	(0.29	)(G)	6.29	6.02	–	–	–	23.80	33.86	(H)	8,398	2.59	2.15	(1.39)
C	17.60	(0.29	)(G)	6.24	5.97	–	–	–	23.57	33.92	(H)	11,084	2.34	2.15	(1.39)
I	20.50	(0.09	)(G)	7.30	7.23	–	–	–	27.73	35.27	(H)	5,384	1.23	1.15	(0.39)
R3	20.71	(0.22	)(G)	7.35	7.16	–	–	–	27.87	34.57	(H)	367	1.77	1.63	(0.90)
R4	20.84	(0.14	)(G)	7.40	7.29	–	–	–	28.13	34.98	(H)	2,831	1.38	1.33	(0.58)
R5	21.02	(0.06	)(G)	7.47	7.44	–	–	–	28.46	35.39	(H)	132	1.09	1.05	(0.26)
Y	21.06	(0.04	)(G)	7.49	7.48	–	–	–	28.54	35.52	(H)	93,908	0.95	0.95	(0.18)

For the Year Ended October 31, 2009 (I)
A	$18.47	$(0.05)		$2.03	$1.98	$–	$–	$–	$20.45	10.72%		$45,036	1.89%	1.07%	(0.26)%
B	16.13	(0.11)		1.76	1.65	–	–	–	17.78	10.23		8,042	2.97	1.50	(0.68)
C	16.03	(0.17)		1.74	1.57	–	–	–	17.60	9.79		9,800	2.60	1.87	(1.05)
I	18.53	(0.05)		2.02	1.97	–	–	–	20.50	10.63		4,456	1.37	1.08	(0.28)
R3	18.79	(0.11)		2.03	1.92	–	–	–	20.71	10.22		192	1.85	1.65	(0.91)
R4	18.88	(0.09)		2.05	1.96	–	–	–	20.84	10.38		1,868	1.42	1.35	(0.54)
R5	18.99	(0.05)		2.08	2.03	–	–	–	21.02	10.69		1,321	1.12	1.05	(0.34)
Y	19.03	0.01		2.02	2.03	–	–	–	21.06	10.67		8,042	1.02	1.02	0.04

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Class L was merged into Class A on August 5, 2011.
(G)	The impact of the Payment from Affiliate per share was $0.02 for Class A, Class B, Class C and Class I and $0.03 for Class R3, Class R4, Class R5 and ClassY.
(H)	Total return without the inclusion of the Payments from (to) Affiliate, can be found in Expenses in the accompanying Notes to Financial Statements.
(I)	Net investment income (loss) per share amounts have been calculated using the SEC method.

Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended April 30, 2014 (Unaudited)	32%
For the Year Ended October 31, 2013	90
For the Year Ended October 31, 2012	73
For the Year Ended October 31, 2011	70
For the Year Ended October 31, 2010	137
For the Year Ended October 31, 2009	84

25

The Hartford SmallCap Growth Fund
Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of April 30, 2014, collectively consist of 89 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to The Hartford Mutual Funds, Inc. ("MF") and The Hartford Mutual Funds II, Inc. ("MF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (MF) and 1986 (MF2), Chairman of the Board for each since 2004

Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (MF) and 2002 (MF2), Chairman of the Nominating Committee

Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of

26

The Hartford SmallCap Growth Fund
Directors and Officers (Unaudited) – (continued)

Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (MF) and 2000 (MF2), Chairman of the Audit Committee

Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (MF) and 2002 (MF2), Co-Chairman of the Investment Committee

Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Michael R. Dressen (1963) AML Compliance Officer since 2011

Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

27

The Hartford SmallCap Growth Fund
Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28

The Hartford SmallCap Growth Fund
Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 31, 2013 through April 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value October 31, 2013	Ending Account Value April 30, 2014	Expenses paid during the period October 31, 2013 through April 30, 2014	Beginning Account Value October 31, 2013	Ending Account Value April 30, 2014	Expenses paid during the period October 31, 2013 through April 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,036.90	$6.48	$1,000.00	$1,018.43	$6.42	1.28%	181	365
Class B	$1,000.00	$1,032.60	$10.73	$1,000.00	$1,014.23	$10.64	2.13	181	365
Class C	$1,000.00	$1,033.40	$9.90	$1,000.00	$1,015.06	$9.81	1.96	181	365
Class I	$1,000.00	$1,038.30	$4.90	$1,000.00	$1,019.98	$4.86	0.97	181	365
Class R3	$1,000.00	$1,035.60	$7.72	$1,000.00	$1,017.21	$7.65	1.53	181	365
Class R4	$1,000.00	$1,037.10	$6.14	$1,000.00	$1,018.76	$6.09	1.22	181	365
Class R5	$1,000.00	$1,038.80	$4.62	$1,000.00	$1,020.26	$4.58	0.91	181	365
Class Y	$1,000.00	$1,039.20	$4.11	$1,000.00	$1,020.76	$4.07	0.81	181	365

29

The Hartford SmallCap Growth Fund
Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Small-cap Stock Risk: Small-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Growth Investing Risk: Growth investments can be volatile, and may fail to increase earnings or grow as quickly as anticipated. Growth-style investing falls in and out of favor, which may result in periods of underperformance.

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

Active Trading Risk: Actively trading investments may result in higher costs and higher taxable income.

30

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our1 business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information .

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

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HPP Revised January 2014

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hartfordfunds.com

This information is written in connection with the promotion or marketing of the matter(s) addressed in this material. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

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MFSAR-SCG14       4/14 113998-2 Printed in U.S.A.

HARTFORDFUNDS

THE HARTFORD VALUE OPPORTUNITIES FUND 2014 Semi Annual Report

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford Funds.

Market Review

U.S. equities (as represented by the S&P 500 Index) finished strong in 2013, notching a 32.39% gain for the year. The market started 2014 on a shakier note, but managed to maintain modest gains throughout the first quarter; through April 30, 2014, the S&P 500 Index advanced 2.56%. It appears that much of the market volatility during late 2013 and early 2014 can be attributed to heightened international tensions. In particular, continuing unrest and demonstrations in Turkey, combined with the Russian annexation of Ukraine’s Crimean Peninsula, were cause for concern.

On the domestic front, subdued economic and employment reports slowed stocks’ progress early in the New Year, although much of the weakness was credited to an unusually harsh winter. When the Federal Reserve began tapering its quantitative-easing program in January, reducing its bond purchases by $10 billion a month, the markets took the policy change in stride. But in February, markets wobbled on concerns that interest rates could rise earlier than anticipated following comments from new Fed chairwoman Janet Yellen.

Despite a rough start to the year for financial markets, the global economy seems to be settling into a slow-but-steady recovery. While first-quarter U.S. gross domestic product (GDP) growth was disappointing at 0.1%, U.S. consumer spending, which is a significant contributor toward economic growth, rose by 3% during the quarter. And across the pond it appears that Europe is also maintaining its own recovery: The International Monetary Fund projects that Europe’s full-year GDP growth may breach positive territory for the first time since 2011.

The impact of international affairs on stocks so far this year is an important reminder to stay informed about both domestic and international economic developments, and any effects they may have on your individual investment goals. As mid-year approaches, it may be a good time to meet with your financial advisor to review your progress and make certain your investments are prepared for all market environments:

•	Is your portfolio properly diversified with an appropriate mix of stocks and bonds?

•	Is your portfolio positioned to take advantage of the global economic recovery, with investments in both domestic and international holdings?

•	Are your investments still in line with your risk tolerance and investment time horizon?

Your financial professional can help you choose options within our fund family to help you reach your investment goals with confidence.

Thank you again for investing with Hartford Funds.

James Davey
President
Hartford Funds

The S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

The Hartford Value Opportunities Fund

The views expressed in the Fund’s Manager Discussion under ‘‘Why did the Fund perform this way?’’ and ‘‘What is the outlook?’’ are views of the Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. The Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

The Hartford Value Opportunities Fund inception 01/02/1996
(sub-advised by Wellington Management Company, LLP)

Investment objective – The Fund seeks capital appreciation.

Performance Overview 4/30/04 - 4/30/14

The chart above represents the hypothetical growth of a $10,000 investment in Class A, which includes a sales charge. Growth results in classes other than Class A will vary from what is seen above due to differences in the expenses charged to those share classes.

Average Annual Total Returns (as of 4/30/14)

	6 Month†	1 Year	5 Years	10 Years
Value Opportunities A#	10.37%	23.67%	20.58%	7.84%
Value Opportunities A##	4.30%	16.87%	19.23%	7.23%
Value Opportunities B#	9.96%	22.71%	19.72%	7.27%*
Value Opportunities B##	4.96%	17.71%	19.53%	7.27%*
Value Opportunities C#	9.94%	22.76%	19.68%	7.04%
Value Opportunities C##	8.94%	21.76%	19.68%	7.04%
Value Opportunities I#	10.56%	24.04%	20.95%	8.06%
Value Opportunities R3#	10.21%	23.42%	20.32%	7.71%
Value Opportunities R4#	10.46%	23.81%	20.70%	7.96%
Value Opportunities R5#	10.53%	24.09%	21.05%	8.19%
Value Opportunities Y#	10.61%	24.13%	21.08%	8.25%
Russell 1000 Value Index	9.61%	20.90%	19.52%	7.95%
Russell 3000 Value Index	9.24%	20.79%	19.49%	7.98%

†	Not Annualized
#	Without sales charge
##	With sales charge
*	Class B shares convert to Class A shares after 8 years. The return shown reflects the conversion to Class A shares, which had different operating expenses, for the period after conversion.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

The initial investment in Class A shares reflects the maximum sales charge of 5.50% and returns for Classes B and C reflect a contingent deferred sales charge of 5.00% and 1.00%, respectively.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on April 30, 2014, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 9/30/09, Class B shares of the Fund were closed to new investments.

Class I shares commenced operations on 8/31/06. Performance prior to that date is that of the Fund's Class A shares (excluding sales charges), which had different operating expenses. Class R3, R4 and R5 shares commenced operations on 12/22/06. Performance prior to that date is that of the Fund's Class Y shares, which had different operating expenses.

Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalizations.

Russell 3000 Value Index is an unmanaged index that measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

You cannot invest directly in an index.

The chart and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance information may reflect historical or current expense waivers/reimbursements from the investment adviser, without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

2

The Hartford Value Opportunities Fund
Manager Discussion
April 30, 2014 (Unaudited)

Operating Expenses*
	Net	Gross
Value Opportunities Class A	1.22%	1.35%
Value Opportunities Class B	1.92%	2.30%
Value Opportunities Class C	1.92%	2.04%
Value Opportunities Class I	0.98%	0.98%
Value Opportunities Class R3	1.45%	1.59%
Value Opportunities Class R4	1.15%	1.23%
Value Opportunities Class R5	0.85%	0.93%
Value Opportunities Class Y	0.80%	0.82%

*	As shown in the Fund's current prospectus dated March 1, 2014. Actual expenses may be higher. Please see accompanying Financial Highlights for expense ratios for the six-month period ended April 30, 2014.

Gross expenses are the Fund's total annual operating expenses shown in the Fund's most recent prospectus. Net expenses are the Fund's total annual operating expenses shown in the Fund's most recent prospectus and reflect contractual expense waivers/reimbursements in instances when these reductions reduce the Fund's gross expenses. Certain contractual waivers/reimbursements remain in effect until February 28, 2015. Other contractual waivers/reimbursements remain in effect until February 28, 2015, and automatically renew for one-year terms unless terminated.

All investments are subject to risk including the possible loss of principal. For a discussion of the Fund’s risks, please see the Main Risks section of this report. For more detailed information on the risks associated with an investment in the Fund, please see the prospectus.

Portfolio Managers
David W. Palmer, CFA	James N. Mordy
Senior Vice President and Equity Portfolio Manager	Senior Vice President and Equity Portfolio Manager

How did the Fund perform?

The Class A shares of The Hartford Value Opportunities Fund returned 10.37%, before sales charge, for the six-month period ended April 30, 2014, outperforming its benchmarks, the Russell 1000 Value Index and the Russell 3000 Value Index, which returned 9.61% and 9.24%, respectively, for the same period. The Fund also outperformed the 8.35% average return of the Lipper Multi Cap Value Fund peer group, a group of funds with investment strategies similar to those of the Fund.

Why did the Fund perform this way?

U.S. equities surged during the period, nearing another all-time high in April. U.S. stocks finished 2013 with their best return since 1997 amid accommodative rhetoric from U.S. Federal Reserve (Fed) chairman nominee Janet Yellen and the elimination of two market overhangs: the timing of Fed tapering and the threat of another government shutdown in January. However, U.S. equities began 2014 with their worst month in nearly two years. Worries about a slowdown in China and general angst surrounding emerging markets overshadowed a fairly benign domestic environment. Despite myriad adverse weather-influenced economic data, the S&P 500 rebounded from January's pullback and finished February at an all-time high. Robust merger and acquisition activity and an uncontested increase in the debt ceiling from Congress helped stoke investors' risk appetites. In March, momentum stocks came under heightened scrutiny late in the month, which caused some market participants to question the staying power of the five-year-old bull market. This rotation out of the momentum and high-beta areas of the market continued in April, but the trend appeared to be abating toward the end of the month.

All ten sectors within the Russell 3000 Value Index posted positive returns during the period. Information Technology (+13%), Utilities (+13%), and Healthcare (+12%) were top performers while Telecommunication Services (+3%), Consumer Discretionary (+3%), and Financials (+7%) lagged on a relative basis.

Security selection was the primary driver of the Fund’s relative outperformance. Security selection was strongest within Information Technology, Financials, and Healthcare, and weakest in Industrials and Energy. Sector allocation, a fall-out of the bottom-up stock selection process, also contributed to relative returns due primarily to an overweight to Information Technology and Energy. A modest cash position detracted in an upward trending environment.

The largest contributors to relative and absolute performance were Skyworks Solutions (Information Technology), Canadian Natural Resources (Energy), and Merck (Healthcare). Shares of Skyworks Solutions, a leading supplier of mixed-signal analog semiconductors, rose due to market share and content gains across multiple handset platforms. Canadian National Resources, an oil and gas producer, exceeded earnings expectations and increased its dividend again following a large boost in the prior quarter. The company also acquired an attractive package of neighboring assets from a competitor with opportunity for cost and capital synergies. Shares of Merck, a global pharmaceutical company, rose as the stock benefited from improved investor sentiment regarding the firm's large opportunity with its immuno-oncology program.

The largest detractors from both absolute and relative performance included Cobalt (Energy), Express (Consumer Discretionary), and KBR (Industrials). Shares of Cobalt, a U.S.-based oil-focused exploration and production company, declined due to disappointing well test results at the company's Lontra well off the coast of Angola. Shares of Express, an apparel retailer, declined due to weak 1Q guidance, as a highly-promotional environment and poor execution on some products hit earnings per share. KBR, a leading global engineering, construction, and services company, underperformed

3

The Hartford Value Opportunities Fund
Manager Discussion – (continued)
April 30, 2014 (Unaudited)

on disappointing quarterly earnings results while the company guided lower in its outlook.

Derivatives are not used in a significant manner in this Fund and did not have a material impact on performance during the period.

What is the outlook?

The Fund’s overall cyclical positioning retained its modestly favorable stance towards economically-sensitive names, in accordance with Wellington’s MacroAnalysis team’s outlook for modest, but improving, economic expansion. With our long-standing contrarian value approach, we continue to analyze controversial, underperforming areas of the market for new opportunities. We feel we have found an appealing balance of upside optionality, robust financials, and uncorrelated risk drivers in multiple new areas this quarter. At the end of the period, the Fund was most overweight Energy, Materials, and Information Technology and most underweight Industrials, Financials, and Telecommunication Services relative to the Russell 3000 Value Index.

Diversification by Sector

as of April 30, 2014

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	6.1%
Consumer Staples	6.9
Energy	17.7
Financials	25.5
Health Care	11.4
Industrials	6.0
Information Technology	11.5
Materials	5.6
Services	0.3
Utilities	5.3
Total	96.3%
Short-Term Investments	1.5
Other Assets and Liabilities	2.2
Total	100.0%

A sector may be comprised of several industries.  For Fund compliance purposes, the Fund may not use the same classification system and these sector classifications are used for reporting ease.

4

The Hartford Value Opportunities Fund
Schedule of Investments
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.3%
	Banks - 4.5%
71	PNC Financial Services Group, Inc.	$5,941
212	Wells Fargo & Co.	10,542
		16,483
	Capital Goods - 3.2%
48	Armstrong World Industries, Inc. ●	2,504
76	KBR, Inc.	1,935
99	Rexel S.A. ☼	2,492
56	WESCO International, Inc. ●	4,930
		11,861
	Commercial and Professional Services - 0.9%
177	Knoll, Inc.	3,216

	Consumer Durables and Apparel - 3.1%
146	Electrolux AB Series B ☼	4,060
44	Lennar Corp.	1,682
95	Toll Brothers, Inc. ●	3,245
84	Vera Bradley, Inc. ●	2,380
		11,367
	Diversified Financials - 6.4%
70	Citigroup, Inc.	3,331
211	JP Morgan Chase & Co.	11,829
59	Julius Baer Group Ltd. ☼	2,780
38	LPL Financial Holdings, Inc.	1,777
62	Northern Trust Corp.	3,764
74	Solar Cayman Ltd. ⌂■●†	5
		23,486
	Energy - 17.7%
43	Baker Hughes, Inc.	2,990
160	Cabot Oil & Gas Corp.	6,268
209	Canadian Natural Resources Ltd. ADR	8,520
94	Chevron Corp.	11,811
153	Cobalt International Energy, Inc. ●	2,760
82	Halliburton Co.	5,198
71	HollyFrontier Corp.	3,728
111	Inpex Corp. ☼	1,622
103	National Oilwell Varco, Inc.	8,113
14	Pioneer Natural Resources Co.	2,728
133	QEP Resources, Inc.	4,090
98	Southwestern Energy Co. ●	4,713
178	Trican Well Service Ltd.	2,544
		65,085
	Food and Staples Retailing - 2.0%
95	Wal-Mart Stores, Inc.	7,541

	Food, Beverage and Tobacco - 4.9%
23	Bunge Ltd. Finance Corp.	1,826
151	Imperial Tobacco Group plc	6,508
30	Ingredion, Inc.	2,123
143	Maple Leaf Foods, Inc.	2,368
48	Molson Coors Brewing Co.	2,874
669	Treasury Wine Estates Ltd.	2,383
		18,082
	Health Care Equipment and Services - 2.2%
114	Aetna, Inc.	8,126

	Insurance - 8.4%
138	American International Group, Inc.	7,334
239	MetLife, Inc.	12,502
89	Principal Financial Group, Inc.	4,173
69	Reinsurance Group of America, Inc.	5,263
46	Unum Group	1,535
		30,807
	Materials - 5.6%
47	Ball Corp.	2,667
82	Barrick Gold Corp.	1,434
25	Cabot Corp.	1,463
78	Celanese Corp.	4,810
101	Reliance Steel & Aluminum	7,174
58	Rio Tinto plc ADR	3,147
		20,695
	Media - 1.6%
33	DirecTV ●	2,540
142	Quebecor, Inc.	3,349
		5,889
	Pharmaceuticals, Biotechnology and Life Sciences - 9.2%
142	Almirall S.A.	2,373
111	Bristol-Myers Squibb Co.	5,561
72	Eli Lilly & Co.	4,260
220	Merck & Co., Inc.	12,867
17	Roche Holding AG ☼	4,919
48	Tesaro, Inc. ●‡	1,200
39	Vertex Pharmaceuticals, Inc. ●	2,657
		33,837
	Real Estate - 6.2%
40	AvalonBay Communities, Inc. REIT	5,441
36	Boston Properties, Inc. REIT	4,198
87	Equity Lifestyle Properties, Inc. REIT	3,639
57	Plum Creek Timber Co., Inc. REIT	2,466
53	Realogy Holdings Corp. ●	2,227
6	SL Green Realty Corp. REIT	597
168	Two Harbors Investment Corp. REIT	1,747
84	Weyerhaeuser Co. REIT	2,516
		22,831
	Retailing - 1.4%
572	Allstar Co. ⌂●†	820
224	Express, Inc. ●	3,268
27	GNC Holdings, Inc.	1,215
		5,303
	Semiconductors and Semiconductor Equipment - 3.8%
183	Maxim Integrated Products, Inc.	5,927
4	Samsung Electronics Co., Ltd. ☼	5,049
69	Skyworks Solutions, Inc. ●	2,820
		13,796
	Software and Services - 3.9%
254	Activision Blizzard, Inc.	5,085
89	Booz Allen Hamilton Holding Corp.	2,057
158	Teradata Corp. ●	7,190
		14,332
	Technology Hardware and Equipment - 3.8%
32	Arrow Electronics, Inc. ●	1,836
218	Cisco Systems, Inc.	5,031
273	EMC Corp.	7,031
		13,898
	Telecommunication Services - 0.3%
285	Vodafone Group plc	1,082

	Transportation - 1.9%
38	Norfolk Southern Corp.	3,577

The accompanying notes are an integral part of these financial statements.

5

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
Common Stocks - 96.3% - (continued)
	Transportation - 1.9% - (continued)
36	United Parcel Service, Inc. Class B	$3,556
		7,133
	Utilities - 5.3%
88	Edison International	4,994
112	PG&E Corp.	5,097
684	Snam S.p.A.	4,116
162	Xcel Energy, Inc.	5,163
		19,370
	Total Common Stocks
	( Cost $319,149)	$354,220

	Total Long-Term Investments
	(Cost $319,149)	$354,220

Short-Term Investments - 1.5%
Repurchase Agreements - 1.5%
	Bank of America Merrill Lynch TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $243, collateralized by GNMA 4.00%, 2044, value of $248)
$243	0.05%, 4/30/2014	$243
Bank of Montreal TriParty Repurchase Agreement
(maturing on 05/01/2014 in the amount of
$1,207, collateralized by U.S. Treasury Bond
3.75% - 11.25%, 2015 - 2043, U.S. Treasury
Note 0.13% - 4.75%, 2014 - 2024, value of
	$1,231)
1,207	0.04%, 4/30/2014	1,207
	Barclays Capital TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $427, collateralized by U.S. Treasury Note 1.75% - 2.63%, 2014 - 2020, value of $436)
427	0.04%, 4/30/2014	427
Citigroup Global Markets, Inc. TriParty Repurchase
Agreement (maturing on 05/01/2014 in the
amount of $1,058, collateralized by U.S.
Treasury Bill 0.02% - 0.14%, 2014 - 2015, U.S.
Treasury Bond 2.75% - 10.63%, 2015 - 2042,
U.S. Treasury Note 0.25% - 5.13%, 2014 - 2023,
	value of $1,079)
1,058	0.04%, 4/30/2014	1,058
	Deutsche Bank Securities TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $643, collateralized by FNMA 3.00%, 2032, GNMA 3.00% - 5.50%, 2028 - 2043, value of $656)
643	0.05%, 4/30/2014	643
	RBS Securities, Inc. TriParty Repurchase Agreement (maturing on 05/01/2014 in the amount of $529, collateralized by U.S. Treasury Note 2.63% - 3.00%, 2014 - 2020, value of $539)
529	0.04%, 4/30/2014	529
TD Securities TriParty Repurchase Agreement
(maturing on 05/01/2014 in the amount of
$1,469, collateralized by FHLMC 3.50% - 4.00%,
2026 - 2042, FNMA 3.00% - 5.00%, 2025 -
2043, U.S. Treasury Note 3.13%, 2017, value of
	$1,499)
1,469	0.05%, 4/30/2014	1,469
	UBS Securities, Inc. Repurchase Agreement (maturing on 05/01/2014 in the amount of $8, collateralized by U.S. Treasury Note 2.13%, 2015, value of $8)
8	0.04%, 4/30/2014	8
		5,584
	Total Short-Term Investments
	(Cost $5,584)	$5,584

Total Investments
(Cost $324,733) ▲	97.8%	$359,804
Other Assets and Liabilities	2.2%	8,081
Total Net Assets	100.0%	$367,885

The accompanying notes are an integral part of these financial statements.

6

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At April 30, 2014, the cost of securities for federal income tax purposes was $325,456 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$38,229
Unrealized Depreciation	(3,881)
Net Unrealized Appreciation	$34,348

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At April 30, 2014, the aggregate value of these securities was $825, which represents 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

●	Non-income producing.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $428 at April 30, 2014.

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2014, the aggregate value of these securities was $5, which rounds to zero percent of total net assets.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
08/2011	572	Allstar Co.	$249
03/2007	74	Solar Cayman Ltd. - 144A	22

At April 30, 2014, the aggregate value of these securities was $825, which represents 0.2% of total net assets.

Foreign Currency Contracts Outstanding at April 30, 2014

						Unrealized Appreciation/(Depreciation)
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	Asset	Liability
AUD	Buy	05/05/2014	CSFB	$42	$42	$–	$–
CAD	Buy	05/02/2014	BCLY	104	104	–	–
CHF	Buy	05/06/2014	BCLY	86	86	–	–
CHF	Buy	05/05/2014	CSFB	25	25	–	–
CHF	Buy	05/02/2014	DEUT	104	104	–	–
EUR	Buy	05/06/2014	BOA	45	45	–	–
JPY	Buy	05/01/2014	CBK	7	7	–	–
SEK	Buy	05/06/2014	HSBC	70	70	–	–
Total						$–	$–

╪	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of securities.

The accompanying notes are an integral part of these financial statements.

7

The Hartford Value Opportunities Fund
Schedule of Investments – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
HSBC	HSBC Bank USA

Currency Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	EURO
JPY	Japanese Yen
SEK	Swedish Krona

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

8

The Hartford Value Opportunities Fund
Investment Valuation Hierarchy Level Summary
April 30, 2014 (Unaudited)
(000’s Omitted)

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks
Banks	$16,483	$16,483	$–	$–
Capital Goods	11,861	11,861	–	–
Commercial and Professional Services	3,216	3,216	–	–
Consumer Durables and Apparel	11,367	7,307	4,060	–
Diversified Financials	23,486	20,701	2,780	5
Energy	65,085	63,463	1,622	–
Food and Staples Retailing	7,541	7,541	–	–
Food, Beverage and Tobacco	18,082	9,191	8,891	–
Health Care Equipment and Services	8,126	8,126	–	–
Insurance	30,807	30,807	–	–
Materials	20,695	20,695	–	–
Media	5,889	5,889	–	–
Pharmaceuticals, Biotechnology and Life Sciences	33,837	26,545	7,292	–
Real Estate	22,831	22,831	–	–
Retailing	5,303	4,483	–	820
Semiconductors and Semiconductor Equipment	13,796	8,747	5,049	–
Software and Services	14,332	14,332	–	–
Technology Hardware and Equipment	13,898	13,898	–	–
Telecommunication Services	1,082	–	1,082	–
Transportation	7,133	7,133	–	–
Utilities	19,370	15,254	4,116	–
Total	354,220	318,503	34,892	825
Short-Term Investments	5,584	–	5,584	–
Total	$359,804	$318,503	$40,476	$825
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–
Liabilities:
Foreign Currency Contracts*	$–	$–	$–	$–
Total	$–	$–	$–	$–

♦	For the six-month period ended April 30, 2014, there were no transfers between Level 1 and Level 2.
*	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as of October 31, 2013	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)		Net Amortization	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of April 30, 2014
Assets:
Common Stocks	$1,057	$—	$(142	)*	$—	$—	$(90)	$—	$—	$825
Total	$1,057	$—	$(142)		$—	$—	$(90)	$—	$—	$825

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at April 30, 2014 was $(142).

Note:	For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

The accompanying notes are an integral part of these financial statements.

9

The Hartford Value Opportunities Fund
Statement of Assets and Liabilities
April 30, 2014 (Unaudited)
(000’s Omitted)

Assets:
Investments in securities, at market value (cost $324,733)	$359,804
Cash	77
Foreign currency on deposit with custodian (cost $36)	36
Unrealized appreciation on foreign currency contracts	—
Receivables:
Investment securities sold	4,721
Fund shares sold	9,824
Dividends and interest	259
Other assets	152
Total assets	374,873
Liabilities:
Unrealized depreciation on foreign currency contracts	—
Payables:
Investment securities purchased	6,579
Fund shares redeemed	291
Investment management fees	41
Administrative fees	1
Distribution fees	17
Accrued expenses	59
Total liabilities	6,988
Net assets	$367,885
Summary of Net Assets:
Capital stock and paid-in-capital	$338,157
Undistributed net investment income	765
Accumulated net realized loss	(6,112)
Unrealized appreciation of investments and the translation of assets and liabilities denominated in foreign currency	35,075
Net assets	$367,885

Shares authorized	27,000,000
Par value	$0.0001
Class A: Net asset value per share/Maximum offering price per share	$20.12/$21.29
Shares outstanding	11,889
Net assets	$239,254
Class B: Net asset value per share	$17.99
Shares outstanding	279
Net assets	$5,013
Class C: Net asset value per share	$17.91
Shares outstanding	1,816
Net assets	$32,521
Class I: Net asset value per share	$19.89
Shares outstanding	1,811
Net assets	$36,032
Class R3: Net asset value per share	$20.32
Shares outstanding	295
Net assets	$5,988
Class R4: Net asset value per share	$20.49
Shares outstanding	957
Net assets	$19,612
Class R5: Net asset value per share	$20.58
Shares outstanding	1,342
Net assets	$27,610
Class Y: Net asset value per share	$20.65
Shares outstanding	90
Net assets	$1,855

The accompanying notes are an integral part of these financial statements.

10

The Hartford Value Opportunities Fund
Statement of Operations
For the Six-Month Period Ended April 30, 2014 (Unaudited)
(000’s Omitted)

Investment Income:
Dividends	$1,975
Interest	—
Less: Foreign tax withheld	12
Total investment income	1,987

Expenses:
Investment management fees	688
Administrative services fees
Class R3	3
Class R4	7
Class R5	3
Transfer agent fees
Class A	140
Class B	8
Class C	11
Class I	5
Class R3	1
Class R4	—
Class R5	—
Class Y	—
Distribution fees
Class A	172
Class B	19
Class C	71
Class R3	6
Class R4	11
Custodian fees	2
Accounting services fees	13
Registration and filing fees	62
Board of Directors' fees	2
Audit fees	6
Other expenses	17
Total expenses (before waivers and fees paid indirectly)	1,247
Expense waivers	(20)
Transfer agent fee waivers	(3)
Commission recapture	(3)
Total waivers and fees paid indirectly	(26)
Total expenses, net	1,221
Net Investment Income	766
Net Realized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments	30,449
Net realized gain on foreign currency contracts	33
Net realized loss on other foreign currency transactions	(137)
Net Realized Gain on Investments and Foreign Currency Transactions	30,345
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions:
Net unrealized depreciation of investments	(13,333)
Net unrealized appreciation of foreign currency contracts	—
Net unrealized appreciation of translation of other assets and liabilities in foreign currencies	3
Net Changes in Unrealized Depreciation of Investments and Foreign Currency Transactions	(13,330)
Net Gain on Investments and Foreign Currency Transactions	17,015
Net Increase in Net Assets Resulting from Operations	$17,781

The accompanying notes are an integral part of these financial statements.

11

The Hartford Value Opportunities Fund
Statement of Changes in Net Assets

(000’s Omitted)

	For the Six-Month Period Ended April 30, 2014 (Unaudited)		For the Year Ended October 31, 2013
Operations:
Net investment income	$766		$804
Net realized gain on investments and foreign currency transactions	30,345		16,444
Net unrealized appreciation (depreciation) of investments and foreign currency transactions	(13,330)		18,395
Net Increase in Net Assets Resulting from Operations	17,781		35,643
Distributions to Shareholders:
From net investment income
Class A	(539)		(1,297)
Class B	—		(35)
Class C	—		(80)
Class I	(62)		(62)
Class R3	(6)		(18)
Class R4	(37)		(93)
Class R5	(12)		(22)
Class Y	(10)		(18)
Total distributions	(666)		(1,625)
Capital Share Transactions:
Class A	107,727	*	5,976
Class B	764	*	(1,709)
Class C	20,295	*	(361)
Class I	27,260	*	2,357
Class R3	4,309	*	(280)
Class R4	11,483	*	(518)
Class R5	25,761	*	205
Class Y	367	*	(238)
Net increase from capital share transactions	197,966		5,432
Net Increase in Net Assets	215,081		39,450
Net Assets:
Beginning of period	152,804		113,354
End of period	$367,885		$152,804
Undistributed (distribution in excess of) net investment income	$765		$665

* Includes merger activity (See Fund Merger in accompanying Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

12

The Hartford Value Opportunities Fund
Notes to Financial Statements
April 30, 2014 (Unaudited)
(000’s Omitted)

Organization:

The Hartford Mutual Funds II, Inc. (“Company”) is an open-end management investment company comprised of four portfolios. Financial statements for The Hartford Value Opportunities Fund (the "Fund"), a series of the Company, are included in this report.

The Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund is a diversified open-end management investment company.

Class A shares are sold with a front-end sales charge of up to 5.50%. Class B shares were sold with a contingent deferred sales charge which is assessed on the lesser of the per share net asset value (“NAV”) of the shares at the time of redemption or the original purchase price, and declines from up to 5.00% to zero depending on the period of time the shares are held (see note below regarding the closing of Class B shares). Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class I shares are sold without sales charges to certain eligible investors primarily through advisory fee-based wrap programs. Class R3, R4 and R5 shares, which are offered to employer-sponsored retirement plans, and Class Y shares, which are sold to certain eligible institutional investors, are sold without a sales charge.  All classes of shares have identical voting, redemption, dividend, liquidation and other rights and the same terms and conditions, with the exceptions that each class may have different expenses, which may affect performance, and that Class B shares automatically convert to Class A shares after 8 years.

No new or additional investments are allowed in Class B shares of the Fund (including investments through any systematic investment plan). Existing shareholders of Class B shares may continue to hold their Class B shares, exchange their Class B shares for Class B shares of another Hartford Fund (as permitted by existing exchange privileges), or redeem their Class B shares as described in the Fund’s prospectus. Reinstatement privileges with respect to Class B shares are set forth in the Fund's prospectus. For investors electing to reinvest capital gains and dividends, any such capital gains or dividends on Class B shares will continue to be reinvested in Class B shares of the Fund. All Class B share attributes, including the 12b-1 fee, contingent deferred sales charge schedule, and conversion to Class A shares, remain unchanged.

Significant Accounting Policies:

The following is a summary of significant accounting policies of the Fund in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Determination of Net Asset Value – The NAV of each class of the Fund's shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio investments and other assets held by the Fund's portfolio for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices or official close price. If no sales are reported, market value is based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Fund will use the fair value of the investment as determined in good faith under policies and procedures established by and under the supervision of the Company's Board of Directors. Market quotes are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or indicative market quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's portfolio investments or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the investments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the

13

The Hartford Value Opportunities Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

factors occurring after the close of certain foreign markets but before the NYSE Close. Investments that are primarily traded on foreign markets may trade on days that are not business days of the Fund. The value of the foreign investments in which the Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio investment is primarily traded. There can be no assurance that the Fund could obtain the fair market value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Company's Board of Directors.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors of the Company generally reviews and approves the “Procedures for Valuation of Portfolio Securities” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided

14

The Hartford Value Opportunities Fund
Notes to Financial Statements – (continued)
April 30, 2014 (Unaudited)
(000’s Omitted)

by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. Voting members of the Valuation Committee include the Funds’ Treasurer or designee and a Vice President of the investment manager or designee. An Assistant Vice President of the Fund with legal expertise or designee is also included on the Valuation Committee as a non-voting advisory member. In addition, the Fund’s Chief Compliance Officer shall designate a member of the compliance group to attend Valuation Committee meetings as a non-voting resource, to monitor for and provide guidance with respect to compliance with these procedures. Two members of the Valuation Committee or their designees, representing different departments, shall constitute a quorum for purposes of permitting the Valuation Committee to take action. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Company's Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “look-back” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Investment Valuation Hierarchy Level Summary and the Level 3 roll-forward reconciliation, if applicable, which follow the Schedule of Investments.

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, the Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts and additional principal received in-kind in lieu of cash, is accrued on a daily basis.

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

The Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

Joint Trading Account – The Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for the Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of the Fund’s shares is determined as of the close of business on each business day of the Exchange. The NAV is determined separately for each class of shares of the Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by the Fund has equal

15

The Hartford Value Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of the Fund.

Orders for the purchase of the Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Fund is not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by the Company's Board of Directors based upon the investment performance of the Fund. The policy of the Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Distributions from net investment income, net realized gains and capital are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing. These differences may include, but are not limited to, losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), Real Estate Investment Trusts ("REITs"), Regulated Investment Companies ("RICs"), certain derivatives and partnerships. Permanent book and federal income tax basis differences relating to shareholder distributions will result in reclassifications to certain of the Fund’s capital accounts (see Federal Income Taxes: Reclassification of Capital Accounts note).

Securities and Other Investments:

Repurchase Agreements – A repurchase agreement is an agreement by which a counterparty agrees to sell an investment and agrees to repurchase the investment sold from the buyer at a mutually agreed upon time and price. During the period of the repurchase agreement, the counterparty will deposit cash and or securities in a third party custodial account to serve as collateral. At the time the Fund enters into a repurchase agreement, the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement. Repurchase agreements expose the Fund to counterparty risk - that is, the risk that the counterparty will not fulfill its obligations. To minimize counterparty risk, the investments that serve to collateralize the repurchase agreement are held by the Fund’s custodian in book entry or physical form in the custodial account of the Fund or in a third party custodial account. Repurchase agreements are valued at cost plus accrued interest, which approximates fair value. Repurchase agreements have master netting arrangements which allow the Fund to offset amounts owed to a counterparty with amounts owed by the counterparty, including any collateral. Upon an event of default under a master repurchase agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the master repurchase agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The Fund, as shown on the Schedule of Investments, had outstanding repurchase agreements and related collateral as of April 30, 2014.

Illiquid and Restricted Investments – The Fund is permitted to invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days, at approximately the price used to determine the Fund’s NAV. The Fund may not be able to sell illiquid investments when its sub-adviser considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were more liquid. A sale of illiquid investments may require more time and may result in higher dealer discounts and other selling expenses than does the sale of those that are liquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and an investment in them may have an adverse impact on the Fund’s NAV. The Fund may also purchase certain restricted investments that can only be resold to certain qualified investors and may be determined to be liquid pursuant to policies and guidelines established by the Company's Board of Directors. The Fund, as shown on the Schedule of Investments, had illiquid or restricted investments as of April 30, 2014.

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by the Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such

16

The Hartford Value Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

investments are subject to market fluctuations, and the Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. The Fund, as shown on the Schedule of Investments, had when-issued or delayed-delivery investments as of April 30, 2014.

Financial Derivative Instruments:

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to or within the Schedule of Investments for purchased options, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statement of Operations.

Foreign Currency Contracts – The Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts are used to hedge the currency exposure associated with some or all of the Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. The Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. The Fund, as shown on the Schedule of Investments, had outstanding foreign currency contracts as of April 30, 2014.

Additional Derivative Instrument Information:

Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2014:

Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

The volume of derivatives that is presented in the Schedule of Investments is consistent with the derivative activity during the six-month period ended April 30, 2014.

17

The Hartford Value Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

The Effect of Derivative Instruments on the Statement of Operations for the six-month period ended April 30, 2014:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result of Operations:
Net realized gain on foreign currency contracts	$—	$33	$—	$—	$—	$—	$33
Total	$—	$33	$—	$—	$—	$—	$33

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation of foreign currency contracts	$—	$—	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—	$—	$—

The derivatives held by the Fund as of April 30, 2014 are not subject to a master netting arrangement; therefore, no balance sheet offsetting disclosure is presented.

Principal Risks:

The Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency (U.S. dollars) of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund. The market values of equity securities, such as common stocks and preferred stocks, or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Federal Income Taxes:

Federal Income Taxes – For federal income tax purposes, the Fund intends to continue to qualify as a RIC under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders and otherwise complying with the requirements of the IRC. The Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2014. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

18

The Hartford Value Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by the Fund for the periods indicated is as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended October 31, 2013	For the Year Ended October 31, 2012
Ordinary Income	$1,625	$1,366

As of October 31, 2013, the Fund’s components of distributable earnings (deficit) on a tax basis are as follows:

Amount
Undistributed Ordinary Income	$666
Accumulated Capital Losses*	(34,557)
Unrealized Appreciation†	19,192
Total Accumulated Deficit	$(14,699)

*	The Fund has capital loss carryforwards that are identified in the Capital Loss Carryforward note that follows.
†	Differences between book-basis and tax-basis unrealized appreciation (depreciation) may be attributable to the losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to PFICs, REITs, RICs, certain derivatives and partnerships.

Reclassification of Capital Accounts – The Fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the Fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as foreign currency, PFICs, expiration or utilization of capital loss carryforwards or net operating losses. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Fund’s distributions may be shown in the accompanying Statement of Changes in Net Assets as from undistributed net investment income, from accumulated net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2013, the Fund recorded reclassifications to increase (decrease) the accounts listed below:

Amount
Undistributed Net Investment Income (Loss)	$(137)
Accumulated Net Realized Gain (Loss)	137

Capital Loss Carryforward – On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which made changes to the capital loss carryforward rules. The changes are effective for taxable years beginning after the date of enactment. Under the Act, funds are permitted to carry forward capital losses for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under prior regulation.

At October 31, 2013 (tax year end), the Fund had capital loss carryforwards for U.S. federal income tax purposes as follows:

Year of Expiration	Amount
2017	$34,557
Total	$34,557

During the year ended October 31, 2013, the Fund utilized $16,241 of prior year capital loss carryforwards.

19

The Hartford Value Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Accounting for Uncertainty in Income Taxes – The Fund has adopted financial reporting rules that require the Fund to analyze all open tax years, as defined by the statute of limitations, for all major jurisdictions. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund does not have an examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that these financial reporting rules had no effect on the Fund’s financial position or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended October 31, 2013. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Expenses:

Investment Management Agreement –  Hartford Funds Management Company, LLC ("HFMC") serves as the Fund’s investment manager pursuant to an Investment Management Agreement with the Company. HFMC is an indirect wholly owned subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). The investment manager has overall investment supervisory responsibility for the Fund. In addition, the investment manager provides administrative personnel, services, equipment, facilities and office space for proper operation of the Fund. HFMC has contracted with Wellington Management Company, LLP ("Wellington Management") under a sub-advisory agreement for the provision of day-to-day investment management services to the Fund in accordance with the Fund’s investment objective and policies. The Fund pays a fee to the investment manager, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered as of April 30, 2014; the rates are accrued daily and paid monthly:

Average Daily Net Assets	Annual Fee
On first $500 million	0.7000%
On next $500 million	0.6000%
On next $1.5 billion	0.5900%
On next $2.5 billion	0.5850%
On next $5 billion	0.5800%
Over $10 billion	0.5750%

The schedule below reflects the rates of compensation paid to the investment manager for investment management services rendered during the period November 1, 2013 through February 27, 2014.

Average Daily Net Assets	Annual Fee
On first $100 million	0.8000%
On next $150 million	0.7500%
On next $4.75 billion	0.7000%
On next $5 billion	0.6975%
Over $10 billion	0.6950%

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and the Company, on behalf of the Fund, HFMC provides accounting services to the Fund and receives monthly compensation based on the Fund’s average daily net assets at the rates set forth below. The Fund’s accounting services fees are accrued daily and paid monthly.

Average Daily Net Assets	Annual Fee
On first $5 billion	0.014%
On next $5 billion	0.012%
Over $10 billion	0.010%

20

The Hartford Value Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Operating Expenses – Allocable expenses incurred by the Company are allocated to each Fund and allocated to classes within the Fund in proportion to the average daily net assets of the Fund and each class, except where allocation of certain expenses is more fairly made directly to the Fund or to specific classes within a Fund. As of April 30, 2014, HFMC contractually limited the total operating expenses of this Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, through February 28, 2015 as follows:

Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
1.22%	1.92%	1.92%	1.00%	1.45%	1.15%	0.85%	0.80%

From November 1, 2013 through February 27, 2014, the investment manager contractually limited the total operating expenses of this Fund, exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses as follows:

Class A	Class B	Class C	Class I	Class R3	Class R4	Class R5	Class Y
1.35%	2.10%	2.10%	1.10%	1.55%	1.25%	0.95%	0.90%

Fees Paid Indirectly – The Fund has entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Fund's expenses. For the six-month period ended April 30, 2014, this amount, if any, is included in the Statement of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers for the period listed below reflecting the reduction for fees paid indirectly is as follows:

Annualized Six- Month Period Ended April 30, 2014
Class A	1.28%
Class B	2.04
Class C	1.98
Class I	0.94
Class R3	1.50
Class R4	1.20
Class R5	0.87
Class Y	0.90

Distribution and Service Plan for Class A, B, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD") is the principal underwriter and distributor of the Fund. HFD is engaged in distribution activities, which include marketing and distribution of shares through broker/dealers, financing distribution costs and maintaining financial books and records. For the six-month period ended April 30, 2014, HFD received front-end load sales charges of $268 and contingent deferred sales charges of $2 from the Fund.

The Fund has adopted a Distribution and Service Plan in accordance with Rule 12b-1 of the 1940 Act to compensate the distributor (HFD) for activities intended to result in the sale and distribution of Class A, B, C, R3 and R4 shares and for providing services for shareholders. The Rule 12b-1 plan applicable to Class A shares of the Fund provides for payment of a Rule 12b-1 fee of 0.25% of average daily net assets. Some or all of the fee may be used for shareholder servicing expenses with the remainder used for distribution expenses. Some or the entire Rule 12b-1 fee for Class B shares may be remitted to broker/dealers for distribution and/or shareholder account services. Under the Class B Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class B shares that are outstanding for 8 years or less, 0.25% of which is a fee for services provided to existing shareholders with the remainder used for distribution expenses. After eight years, Class B shares convert to Class A shares. Upon conversion to Class A shares, the Class A plan described above will apply to those shares. Under the Class C Plan, the Fund pays the distributor 1.00% of the average daily net assets of Class C shares outstanding, 0.25% of which is intended as a fee for services provided to existing

21

The Hartford Value Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

shareholders with the remainder used for distribution expenses. For Class C shares, some or the entire fee may be remitted to broker/dealers for distribution and/or shareholder account services. Class R3 shares have a distribution fee of 0.50% of average daily net assets and Class R4 shares have a distribution fee of 0.25% of average daily net assets. For Class R3 and R4 shares, some or the entire fee may be remitted to broker/dealers for distribution and/or shareholder account services. The Fund’s 12b-1 fees are accrued daily and paid monthly.

Other Related Party Transactions – Certain officers of the Fund are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2014, a portion of the Fund’s Chief Compliance Officer’s compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to the Fund rounds to zero. Hartford Administrative Services Company (“HASCO”), an indirect wholly-owned subsidiary of The Hartford, provides transfer agent services to the Fund. HASCO has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of average daily net assets per fiscal year for each class. For providing such services, HASCO is compensated on a per account basis that varies by account type, except with respect to Class Y, for which it is compensated based on average daily net assets. The amount paid to HASCO and any related contractual reimbursement amounts, if applicable, can be found in the Statement of Operations. These fees are accrued daily and paid monthly.

Administrative services fees are paid to HASCO for third-party recordkeeping services that are payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Classes R3, R4 and R5 shares, respectively. The total administrative services fees are shown on the Statement of Operations. These fees are accrued daily and paid monthly.

Affiliate Holdings:

As of April 30, 2014, affiliates of The Hartford had ownership of shares in the Fund as follows:

Percentage of Class
Class R5	1%
Class Y	13

Investment Transactions:

For the six-month period ended April 30, 2014, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

	Excluding U.S. Government Obligations	U.S. Government Obligations	Total
Cost of Purchases	$331,955	$—	$331,955
Sales Proceeds	175,351	—	175,351

22

The Hartford Value Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Capital Share Transactions:

The following information is for the six-month period ended April 30, 2014, and the year ended October 31, 2013:

	For the Six-Month Period Ended April 30, 2014				For the Year Ended October 31, 2013
	Shares Sold*	Shares Issued for Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) of Shares	Shares Sold	Shares Issued for Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) of Shares
Class A
Shares	5,981	28	(575)	5,434	1,637	88	(1,422)	303
Amount	$118,201	$536	$(11,010)	$107,727	$27,591	$1,287	$(22,902)	$5,976
Class B
Shares	104	—	(59)	45	20	3	(139)	(116)
Amount	$1,777	$—	$(1,013)	$764	$293	$34	$(2,036)	$(1,709)
Class C
Shares	1,218	—	(81)	1,137	124	6	(162)	(32)
Amount	$21,692	$—	$(1,397)	$20,295	$1,880	$74	$(2,315)	$(361)
Class I
Shares	1,425	3	(53)	1,375	349	4	(205)	148
Amount	$28,217	$56	$(1,013)	$27,260	$5,522	$57	$(3,222)	$2,357
Class R3
Shares	220	—	(5)	215	59	1	(82)	(22)
Amount	$4,412	$4	$(107)	$4,309	$960	$13	$(1,253)	$(280)
Class R4
Shares	648	2	(83)	567	97	6	(135)	(32)
Amount	$13,085	$36	$(1,638)	$11,483	$1,618	$93	$(2,229)	$(518)
Class R5
Shares	1,274	1	(35)	1,240	34	2	(24)	12
Amount	$26,428	$12	$(679)	$25,761	$556	$22	$(373)	$205
Class Y
Shares	30	1	(2)	29	90	1	(105)	(14)
Amount	$23,383	$9	$(23,025)	$367	$1,576	$18	$(1,832)	$(238)
Total
Shares	10,900	35	(893)	10,042	2,410	111	(2,274)	247
Amount	$237,195	$653	$(39,882)	$197,966	$39,996	$1,598	$(36,162)	$5,432

*	Includes shares issued from merger. Please see the table immediately following for details.

	Shares Issued from Merger
	For the Six-Month Period Ended April 30, 2014
	Shares	Amount
Class A	5,068	$101,053
Class B	99	1,773
Class C	1,137	20,189
Class I	496	9,781
Class R3	161	3,246
Class R4	490	9,940
Class R5	1,252	25,515
Class Y	21	422
	8,724	$171,919

The following reflects the conversion of Class B shares into Class A shares (reflected as Class A shares sold) for the six-month period ended April 30, 2014, and the year ended October 31, 2013:

	Shares	Dollars
For the Six-Month Period Ended April 30, 2014	21	$404
For the Year Ended October 31, 2013	43	$709

23

The Hartford Value Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Line of Credit:

The Fund is one of several Hartford Funds that participate in a $500 million committed revolving line of credit facility. The facility is to be used for temporary or emergency purposes. Under the arrangement, the funds are required to own securities having a market value in excess of 300% of the total bank borrowings. The interest rate on borrowings varies depending on the nature of the loan. The facility also requires a fee to be paid based on the amount of the commitment. This commitment fee is allocated to all the funds participating in the line of credit based on the average net assets of the funds. During the six-month period ended April 30, 2014, the Fund did not have any borrowings under this facility.

Fund Merger:

Reorganization of The Hartford Value Fund into the Fund: At a meeting held on December 13, 2013, the Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved an Agreement and Plan of Reorganization providing for the acquisition of all the assets and liabilities of The Hartford Value Fund (“Target Fund”) by the Fund (“Acquiring Fund”).

Under the terms of the Agreement and Plan of Reorganization, the assets and liabilities of the Target Fund were acquired by the Fund on April 7, 2014. The Fund acquired the assets and liabilities of the Target Fund in exchange for shares in the Fund, which were distributed pro rata by the Target Fund to shareholders, in complete liquidation of the Target Fund.

This merger was accomplished by tax free exchange as detailed below:

	Net assets of Target Fund on April 4, 2014	Net assets of Acquiring Fund immediately before merger	Net assets of Acquiring Fund immediately after merger	Target Fund shares exchanged	Acquiring Fund shares issued to the Target Fund's shareholders

Class A	$101,053	$132,465	$233,518	9,038	5,068
Class B	1,773	3,468	5,241	162	99
Class C	20,189	12,305	32,494	1,870	1,137
Class I	9,781	12,250	22,031	886	496
Class R3	3,246	2,678	5,924	300	161
Class R4	9,940	8,094	18,034	906	490
Class R5	25,515	1,945	27,460	2,315	1,252
Class Y	422	1,397	1,819	38	21
Total	$171,919	$174,602	$346,521	15,515	8,724

The Target Fund had the following unrealized appreciation, accumulated net realized losses and capital stock as of April 4, 2014:

Fund	Undistributed Income	Unrealized Appreciation (Depreciation)	Accumulated Net Realized Gains (Losses)	Capital Stock	Total
Target Fund	$—	$28,489	$(1,177)	$144,607	$171,919

Assuming the acquisition had been completed on November 1, 2013, the beginning of the annual reporting period of the Funds, the Fund’s pro forma results of operations for the six-month period ended April 30, 2014, are as follows:

Fund	Net Investment Income	Net Gain on Investments	Net increase in net assets resulting from operations
Acquiring Fund	$2,214	$31,840	$34,054

24

The Hartford Value Opportunities Fund

Notes to Financial Statements – (continued)

April 30, 2014 (Unaudited)

(000’s Omitted)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of The Hartford Value Fund that have been included in the Fund’s Statement of Operations since the merger date.

Industry Classifications:

Other than the industry classifications "Other Investment Pools and Funds" and "Exchange Traded Funds," equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor's.

Pending Legal Proceedings:

On February 25, 2011, Jennifer L. Kasilag, Louis Mellinger, Judith M. Menendez, Jacqueline M. Robinson, and Linda A. Russell filed a derivative lawsuit against Hartford Investment Financial Services, LLC (“HIFSCO”) (now known as Hartford Funds Distributors, LLC) on behalf of six Hartford retail mutual funds in the United States District Court for the District of New Jersey, alleging that HIFSCO received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the 1940 Act when serving as investment manager and principal underwriter, respectively, to the Hartford retail mutual funds. Although this action was purportedly filed on behalf of certain of the Hartford Funds, none of the Hartford Funds is itself a defendant to the suit. HIFSCO moved to dismiss and, in September 2011, the motion was granted in part and denied in part, with leave to amend the complaint. In November 2011, plaintiffs filed an amended complaint on behalf of certain Hartford retail mutual funds, The Hartford Global Health Fund (now known as The Hartford Healthcare Fund), The Hartford Conservative Allocation Fund, The Hartford Growth Opportunities Fund, The Hartford Inflation Plus Fund, The Hartford Advisers Fund (now known as The Hartford Balanced Fund), and The Hartford Capital Appreciation Fund. Plaintiffs seek to rescind the investment management agreements and distribution plans between HIFSCO and these funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received, in addition to lost earnings. HIFSCO filed a partial motion to dismiss the amended complaint and, in December 2012, the court dismissed without prejudice the claims regarding distribution fees and denied the motion with respect to the advisory fees claims. HIFSCO disputes the allegations and intends to defend vigorously.

In March 2014, the plaintiffs filed a new complaint that added as new plaintiffs The Hartford Floating Rate Fund and The Hartford Small Company Fund and named as a defendant Hartford Funds Management Company, LLC (the “Investment Manager”), which assumed the role as investment adviser to the funds as of January 2013. The Investment Manager and HIFSCO dispute the allegations and intend to defend vigorously.

No accrual for litigation relating to this matter has been recorded in the financial statements of the Fund because the Fund is not party to the suit.

Indemnifications:

Under the Company's organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and the federal securities laws. In addition, the Company, on behalf of the Fund, may enter into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

25

The Hartford Value Opportunities Fund

Financial Highlights

	- Selected Per-Share Data - (A)										- Ratios and Supplemental Data -
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Investment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)		Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)		Ratio of Expenses to Average Net Assets After Adjust- ments(C)		Ratio of Net Investment Income to Average Net Assets
For the Six-Month Period Ended April 30, 2014 (Unaudited)
A	$18.31	$0.09	$1.80	$1.89	$(0.08)	$–	$(0.08)	$20.12	10.37	%(D)	$239,254	1.31	%(E)	1.29	%(E)	0.91%(E)
B	16.36	0.02	1.61	1.63	–	–	–	17.99	9.96	(D)	5,013	2.29	(E)	2.04	(E)	0.22 (E)
C	16.29	0.01	1.61	1.62	–	–	–	17.91	9.94	(D)	32,521	1.99	(E)	1.99	(E)	0.06 (E)
I	18.12	0.10	1.80	1.90	(0.13)	–	(0.13)	19.89	10.56	(D)	36,032	0.94	(E)	0.94	(E)	1.10 (E)
R3	18.50	0.06	1.82	1.88	(0.06)	–	(0.06)	20.32	10.21	(D)	5,988	1.57	(E)	1.50	(E)	0.59 (E)
R4	18.64	0.09	1.85	1.94	(0.09)	–	(0.09)	20.49	10.46	(D)	19,612	1.25	(E)	1.20	(E)	0.90 (E)
R5	18.76	0.04	1.93	1.97	(0.15)	–	(0.15)	20.58	10.53	(D)	27,610	0.89	(E)	0.87	(E)	0.45 (E)
Y	18.82	0.06	1.93	1.99	(0.16)	–	(0.16)	20.65	10.61	(D)	1,855	0.91	(E)	0.90	(E)	0.73 (E)

For the Year Ended October 31, 2013
A	$14.02	$0.11	$4.40	$4.51	$(0.22)	$–	$(0.22)	$18.31	32.53%		$118,203	1.44%		1.35%		0.67%
B	12.54	–	3.93	3.93	(0.11)	–	(0.11)	16.36	31.50		3,825	2.39		2.10		(0.03)
C	12.49	(0.01)	3.93	3.92	(0.12)	–	(0.12)	16.29	31.59		11,059	2.13		2.10		(0.07)
I	13.87	0.16	4.34	4.50	(0.25)	–	(0.25)	18.12	32.93		7,908	1.07		1.06		0.95
R3	14.16	0.08	4.45	4.53	(0.19)	–	(0.19)	18.50	32.31		1,480	1.68		1.55		0.49
R4	14.27	0.13	4.47	4.60	(0.23)	–	(0.23)	18.64	32.62		7,271	1.32		1.25		0.78
R5	14.36	0.18	4.50	4.68	(0.28)	–	(0.28)	18.76	33.06		1,909	1.02		0.95		1.08
Y	14.41	0.19	4.50	4.69	(0.28)	–	(0.28)	18.82	33.06		1,149	0.91		0.90		1.17

For the Year Ended October 31, 2012
A	$12.68	$0.19	$1.27	$1.46	$(0.12)	$–	$(0.12)	$14.02	11.60%		$86,261	1.50%		1.35%		1.44%
B	11.33	0.08	1.15	1.23	(0.02)	–	(0.02)	12.54	10.85		4,388	2.44		2.10		0.65
C	11.31	0.08	1.13	1.21	(0.03)	–	(0.03)	12.49	10.74		8,880	2.17		2.10		0.67
I	12.57	0.22	1.25	1.47	(0.17)	–	(0.17)	13.87	11.87		3,995	1.11		1.09		1.70
R3	12.81	0.18	1.27	1.45	(0.10)	–	(0.10)	14.16	11.38		1,443	1.70		1.55		1.31
R4	12.90	0.21	1.30	1.51	(0.14)	–	(0.14)	14.27	11.81		6,015	1.33		1.25		1.55
R5	12.99	0.31	1.24	1.55	(0.18)	–	(0.18)	14.36	12.08		1,296	1.05		0.95		2.25
Y	13.05	0.24	1.30	1.54	(0.18)	–	(0.18)	14.41	12.00		1,076	0.92		0.90		1.77

For the Year Ended October 31, 2011 (F)
A(G)	$12.15	$0.09	$0.45	$0.54	$(0.01)	$–	$(0.01)	$12.68	4.41%		$86,456	1.46%		1.35%		0.81%
B	10.94	(0.02)	0.41	0.39	–	–	–	11.33	3.56		5,838	2.39		2.10		(0.10)
C	10.91	(0.01)	0.41	0.40	–	–	–	11.31	3.67		10,227	2.15		2.10		(0.09)
I	12.04	0.14	0.44	0.58	(0.05)	–	(0.05)	12.57	4.80		2,535	1.03		1.01		1.06
R3	12.30	0.07	0.44	0.51	–	–	–	12.81	4.15		934	1.68		1.55		0.45
R4	12.37	0.10	0.45	0.55	(0.02)	–	(0.02)	12.90	4.47		5,865	1.31		1.25		0.75
R5	12.45	0.13	0.47	0.60	(0.06)	–	(0.06)	12.99	4.81		221	1.05		0.95		1.04
Y	12.51	0.14	0.47	0.61	(0.07)	–	(0.07)	13.05	4.82		34,210	0.91		0.90		1.08

See Portfolio Turnover information on the next page.

26

The Hartford Value Opportunities Fund

Financial Highlights – (continued)

	- Selected Per-Share Data - (A)									- Ratios and Supplemental Data -
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Invest- ments	Total from Investment Operations	Dividends from Net Investment Income	Distribu- tions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(B)	Net Assets at End of Period (000's)	Ratio of Expenses to Average Net Assets Before Adjust- ments(C)	Ratio of Expenses to Average Net Assets After Adjust- ments(C)	Ratio of Net Investment Income to Average Net Assets
For the Year Ended October 31, 2010
A	$10.19	$0.04	$1.97	$2.01	$(0.05)	$–	$(0.05)	$12.15	19.78%	$69,397	1.46%	1.35%	0.34%
B	9.21	(0.04)	1.78	1.74	(0.01)	–	(0.01)	10.94	18.89	7,069	2.42	2.10	(0.40)
C	9.18	(0.04)	1.77	1.73	–	–	–	10.91	18.85	10,954	2.18	2.10	(0.41)
I	10.09	0.07	1.94	2.01	(0.06)	–	(0.06)	12.04	20.00	1,494	1.05	1.05	0.64
R3	10.30	0.01	2.00	2.01	(0.01)	–	(0.01)	12.30	19.56	1,021	1.67	1.58	0.10
R4	10.37	0.05	2.00	2.05	(0.05)	–	(0.05)	12.37	19.79	5,147	1.31	1.28	0.39
R5	10.43	0.07	2.03	2.10	(0.08)	–	(0.08)	12.45	20.17	154	1.07	0.98	0.65
Y	10.47	0.08	2.04	2.12	(0.08)	–	(0.08)	12.51	20.28	29,098	0.91	0.91	0.73

For the Year Ended October 31, 2009
A	$8.22	$0.06	$2.06	$2.12	$(0.15)	$–	$(0.15)	$10.19	26.41%	$67,577	1.66%	1.20%	0.67%
B	7.42	0.02	1.87	1.89	(0.10)	–	(0.10)	9.21	25.90	7,903	2.74	1.63	0.26
C	7.38	(0.01)	1.86	1.85	(0.05)	–	(0.05)	9.18	25.33	10,158	2.39	1.98	(0.07)
I	8.15	0.06	2.05	2.11	(0.17)	–	(0.17)	10.09	26.68	1,416	1.17	1.10	0.71
R3	8.33	0.02	2.09	2.11	(0.14)	–	(0.14)	10.30	25.97	784	1.78	1.60	0.28
R4	8.39	0.04	2.11	2.15	(0.17)	–	(0.17)	10.37	26.38	3,551	1.36	1.30	0.50
R5	8.44	0.07	2.12	2.19	(0.20)	–	(0.20)	10.43	26.77	12	1.12	1.00	0.77
Y	8.48	0.11	2.08	2.19	(0.20)	–	(0.20)	10.47	26.76	7,195	0.96	0.96	1.20

(A)	Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.
(B)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.
(C)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(D)	Not annualized.
(E)	Annualized.
(F)	Net investment income (loss) per share amounts have been calculated using the SEC method.
(G)	Class L was merged into Class A on August 5, 2011.

	Portfolio Turnover Rate for All Share Classes
For the Six-Month Period Ended April 30, 2014 (Unaudited)	33	%(A)
For the Year Ended October 31, 2013	81
For the Year Ended October 31, 2012	56
For the Year Ended October 31, 2011	70
For the Year Ended October 31, 2010	87
For the Year Ended October 31, 2009	90

(A)	During the six-month period ended April 30, 2014, The Hartford Value Opportunities Fund incurred $121.7 million in sales of securities held associated with the transition of assets from The Hartford Value Fund, which merged into the Fund on April 7, 2014. These sales are excluded from the portfolio turnover rate calculation.

27

The Hartford Value Opportunities Fund

Directors and Officers (Unaudited)

The Board of Directors of the Company (the "Directors") appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Directors. Each Director serves until his or her death, resignation, or retirement or until the next annual meeting of shareholders is held or until his or her successor is elected and qualifies.

Directors and officers who are employed by or who have a financial interest in The Hartford are considered “interested” persons of the Fund pursuant to the 1940 Act. Each officer and two of the Company's Directors, as noted in the chart below, are “interested” persons of the Fund. Each Director serves as a director for The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., and Hartford HLS Series Fund II, Inc., and as a trustee for The Hartford Alternative Strategies Fund, which, as of April 30, 2014, collectively consist of 89 funds. Correspondence may be sent to Directors and officers c/o Hartford Funds, 5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087, except that correspondence to Mr. Annoni, Mr. Dressen and Ms. Quade may be sent to 500 Bielenberg Drive, Suite 500, Woodbury, Minnesota 55125.

The table below sets forth, for each Director and officer, his or her name, year of birth, current position with the Company and date first elected or appointed to The Hartford Mutual Funds, Inc. ("MF") and The Hartford Mutual Funds II, Inc. ("MF2"), principal occupation, and, for Directors, other directorships held. The Fund’s Statement of Additional Information contains further information on the Directors and is available free of charge by calling 1-888-843-7824 or writing to Hartford Funds, P.O. Box 55022, Boston, MA 02205-5022.

Information on the aggregate remuneration paid to the directors of the Company can be found in the Statement of Operations herein. The Fund pays to The Hartford a portion of the Chief Compliance Officer’s compensation, but does not pay salaries or compensation to any of its other officers or Directors who are employed by The Hartford.

Non-Interested Directors

Lynn S. Birdsong (1946) Director since 2003, Co-Chairman of the Investment Committee

        Mr. Birdsong is a private investor. Mr. Birdsong currently serves as a Director of the Sovereign High Yield Investment Company (April 2010 to current). Mr. Birdsong currently serves as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to current). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.

Robert M. Gavin, Jr. (1940) Director since 2002 (MF) and 1986 (MF2), Chairman of the Board for each since 2004

        Dr. Gavin is an educational consultant. Prior to September 1, 2001, he was President of Cranbrook Education Community and prior to July 1996, he was President of Macalester College, St. Paul, Minnesota.

Duane E. Hill (1945) Director since 2001 (MF) and 2002 (MF2), Chairman of the Nominating Committee

        Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.

Sandra S. Jaffee (1941) Director since 2005

        Ms. Jaffee is the founder and Chief Executive Officer of a private company, Homeworks Concierge, LLC, which provides residential property management services in Westchester County, New York (January 2012 to present). Ms. Jaffee served as Chairman (2008 to 2009) and Chief Executive Officer of Fortent (formerly Searchspace Group), a leading provider of compliance/regulatory technology to financial institutions from August 2005 to August 2009. From August 2004 to August 2005, Ms. Jaffee served as an Entrepreneur in Residence with Warburg Pincus, a private equity firm. Prior to joining Warburg Pincus, Ms. Jaffee served as Executive Vice President at Citigroup, from September 1995 to July 2004, where she was President and Chief Executive Officer of Citibank’s Global Securities Services (1995 to 2003). Ms. Jaffee currently serves as a member of the Board of Directors of Broadridge Financial Solutions as well as a Trustee of Muhlenberg College.

William P. Johnston (1944) Director since 2005, Chairman of the Compliance Committee since 2005

        In June 2006, Mr. Johnston was appointed as Senior Advisor to The Carlyle Group, a global private equity and other alternative asset investment firm and currently serves as an Operating Executive. In July 2006, Mr. Johnston was elected to the Board of Directors of MultiPlan, Inc. and served as a Director (July 2006 to August 2010). In August 2007, Mr. Johnston was elected to the Board of Directors of LifeCare Holdings, Inc. and served as a Director (August 2007 to June 2013). In February 2008, Mr. Johnston was elected to the Board of

28

The Hartford Value Opportunities Fund

Directors and Officers (Unaudited) – (continued)

Directors of HCR-ManorCare, Inc. In May 2006, Mr. Johnston was elected to the Supervisory Board of Fresenius Medical Care AG & Co. KGaA, after its acquisition of Renal Care Group, Inc. in March 2006. Mr. Johnston joined Renal Care Group in November 2002 as a member of the Board of Directors and served as Chairman of the Board from March 2003 through March 2006. From 2002 through 2013, Mr. Johnston served as a Board member of the Georgia O’Keefe Museum. From September 1987 to December 2002, Mr. Johnston was with Equitable Securities Corporation (and its successors, SunTrust Equitable Securities and SunTrust Robinson Humphrey) serving in various investment banking and managerial positions, including Managing Director and Head of Investment Banking, Chief Executive Officer and Vice Chairman.

Phillip O. Peterson (1944) Director since 2002 (MF) and 2000 (MF2), Chairman of the Audit Committee

        Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. Mr. Peterson joined William Blair Funds in February 2007 as a member of the Board of Trustees. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.

Lemma W. Senbet (1946) Director since 2005

        Dr. Senbet is the William E. Mayer Chair Professor of Finance and Founding Director, Center for Financial Policy, at the University of Maryland, Robert H. Smith School of Business. He was chair of the Finance Department of the University of Maryland, Robert H. Smith School of Business from 1998 to 2006. Since June 2013, he has been on leave from the University to serve as Executive Director of African Economic Research Consortium which focuses on economic policy research and training. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.

Interested Directors and Officers

James E. Davey (1964) Director since 2012, President and Chief Executive Officer since 2010

        Mr. Davey serves as Executive Vice President of Hartford Life Insurance Company (“HLIC”) and The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as Manager, Chairman of the Board and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”) and Director, Chairman of the Board and Senior Managing Director for Hartford Funds Management Group, Inc. ("HFMG"). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.

Lowndes A. Smith (1939) Director since 1996 (MF) and 2002 (MF2), Co-Chairman of the Investment Committee

        Mr. Smith served as Vice Chairman of The Hartford from February 1997 to January 2002, as President and Chief Executive Officer of Hartford Life, Inc. from February 1997 to January 2002, and as President and Chief Operating Officer of The Hartford Life Insurance Companies from January 1989 to January 2002. Mr. Smith serves as a Director of White Mountains Insurance Group Ltd. (October 2003 to current); One Beacon Insurance (October 2006 to current); Symetra Financial (August 2007 to current) and is a Managing Director of Whittington Gray Associates (January 2007 to current).

Other Officers

Mark A. Annoni (1964) Vice President, Controller and Treasurer since 2012

        Mr. Annoni currently serves as the Assistant Vice President of HLIC (February 2004 to present) and Senior Vice President of HFMG (December 2013 to present). Mr. Annoni has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Michael R. Dressen (1963) AML Compliance Officer since 2011

        Mr. Dressen currently serves as Assistant Vice President of HLIC. He also serves as Chief Compliance Officer and AML Compliance Officer of HASCO and as AML Officer of HFD. Mr. Dressen has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

29

The Hartford Value Opportunities Fund

Directors and Officers (Unaudited) – (continued)

Edward P. Macdonald (1967) Vice President, Secretary and Chief Legal Officer since 2005

        Mr. Macdonald currently serves as Assistant Secretary, Executive Vice President and Deputy General Counsel of HFD, HASCO, HFMC and HFMG. He also serves as Vice President of HLIC. Mr. Macdonald has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Macdonald joined The Hartford in 2005.

Joseph G. Melcher (1973) Vice President and Chief Compliance Officer since 2013

        Mr. Melcher currently serves as Executive Vice President of HFD, HFMG and HASCO. Mr. Melcher also currently serves as Executive Vice President and Chief Compliance Officer of HFMC. Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.

Vernon J. Meyer (1964) Vice President since 2006

        Mr. Meyer currently serves as Senior Vice President of HLIC. He also currently serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG. Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.

Laura S. Quade (1969) Vice President since 2012

        Ms. Quade currently serves as Vice President of HASCO, HFD and HFMG. She is the Head of Operations of HASCO and also serves as Director, Enterprise Operations of HLIC. Ms. Quade has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

Martin A. Swanson (1962) Vice President since 2010

        Mr. Swanson currently serves as Vice President of HLIC. Mr. Swanson also serves as Managing Director, Chief Marketing Officer and Principal of HFD. Mr. Swanson has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30

The Hartford Value Opportunities Fund

Expense Example (Unaudited)

Your Fund's Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, if any, and contingent deferred sales charges (CDSC), if any, and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of October 31, 2013 through April 30, 2014.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and CDSC. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses are equal to the Fund's annualized expense ratios multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual return			Hypothetical (5% return before expenses)
	Beginning Account Value October 31, 2013	Ending Account Value April 30, 2014	Expenses paid during the period October 31, 2013 through April 30, 2014	Beginning Account Value October 31, 2013	Ending Account Value April 30, 2014	Expenses paid during the period October 31, 2013 through April 30, 2014	Annualized expense ratio	Days in the current 1/2 year	Days in the full year
Class A	$1,000.00	$1,103.70	$6.71	$1,000.00	$1,018.42	$6.43	1.29%	181	365
Class B	$1,000.00	$1,099.60	$10.61	$1,000.00	$1,014.68	$10.18	2.04	181	365
Class C	$1,000.00	$1,099.40	$10.34	$1,000.00	$1,014.95	$9.92	1.99	181	365
Class I	$1,000.00	$1,105.60	$4.90	$1,000.00	$1,020.14	$4.70	0.94	181	365
Class R3	$1,000.00	$1,102.10	$7.81	$1,000.00	$1,017.36	$7.50	1.50	181	365
Class R4	$1,000.00	$1,104.60	$6.28	$1,000.00	$1,018.83	$6.03	1.20	181	365
Class R5	$1,000.00	$1,105.30	$4.53	$1,000.00	$1,020.49	$4.35	0.87	181	365
Class Y	$1,000.00	$1,106.10	$4.71	$1,000.00	$1,020.32	$4.52	0.90	181	365

31

The Hartford Value Opportunities Fund

Main Risks (Unaudited)

The main risks of investing in the Fund are described below.

Market, Selection and Strategy Risk: The Fund’s share price may fluctuate due to market risk and/or security selections that may underperform the market or relevant benchmarks. If the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee the Fund will achieve its stated objective.

Value Investing Risk: Value investments are considered to be undervalued, but they may never attain their potential value. Value-style investing falls in and out of favor, which may result in periods of underperformance.

Small/Mid-cap Stock Risk: Small- and mid-cap stocks are generally more volatile and risky and may be less liquid than large-cap stocks because they may have limited operating histories, narrow product lines, and focus on niche markets.

Foreign Investment Risk: Investments in foreign securities may be riskier than investments in U.S. securities. Potential risks include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting and other reporting requirements, unfavorable changes in currency exchange rates, and economic and political disruptions.

32

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

Privacy Policy and Practices of The Hartford Financial Services Group, Inc. and its Affiliates

(herein called “we, our and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect

Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications,

Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information,

only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial

Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed

by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our1 business.

When allowed by law, we may share certain Personal

Financial Information with other unaffiliated third parties

who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint

agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some

of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web

browser’s “do not track” signal or similar mechanism that

indicates a request to disable online tracking of individual users who visit our websites or use our services.

We will not sell or share your Personal Financial

Information with anyone for purposes unrelated to our

business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your proper written authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in

the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures

to guard against unauthorized access.

Some techniques we use to protect Personal Information

include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data;

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our Privacy Policy will be subject to

discipline, which may include ending their employment with us.

At the start of our business relationship, we will give You a copy of our current Privacy Policy.

We will also give You a copy of our current Privacy Policy once a year if You maintain a continuing business relationship with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Health Information means health information

such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies

You personally and is not otherwise available to the public.

It includes:

a) Personal Financial Information; and

b) Personal Health Information .

Transaction means your business dealings with us,

such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

This Privacy Policy is being provided on behalf of the following affiliates of The Hartford Financial Services Group, Inc.:

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; American Maturity Life Insurance Company; Archway 60 R, LLC; Business Management Group, Inc.; Champlain Life Reinsurance Company; DMS R, LLC; Eloy R, LLC; Ersatz Corporation; First State Insurance Company; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford-Comprehensive Employee Benefit Service Company; Hartford Equity Sales Company, Inc.; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford HLS Series Fund II, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Integrated Technologies, Inc.; Hartford International Life Reassurance Corporation; Hartford Funds Distributors, LLC; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life and Annuity Insurance Company; Hartford Life Insurance Company; Hartford Life Private Placement, LLC; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Mezzanine Investors I, LLC; Hartford Residual Market, L.C.C.; Hartford Retirement Services, LLC; Hartford Securities Distribution Company, Inc.; Hartford Series Fund, Inc.; Hartford Specialty Insurance Services of Texas, LLC; Hartford Strategic Investments, LLC; Hartford Underwriters Insurance Company; Hartford Technology Services Company, L.L.C.; Hartford of Texas General Agency, Inc.; Hartford Underwriters General Agency, Inc.; HARTRE Company, L.C.C.; HL Investment Advisors, LLC; HLA LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lanidex Class B, LLC; M-CAP Insurance Agency, LLC; New England Insurance Company; New England Reinsurance Corporation; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Planco, LLC: Property and Casualty Insurance Company of Hartford; Revere R, LLC; RVR R, LLC; Sentinel Insurance Company, Ltd.; Sunstone R, LLC; Symphony R, LLC; The Evergreen Group Incorporated; The Hartford Alternative Strategies Fund; The Hartford Mutual Funds, Inc.; The Hartford Mutual Funds II, Inc.; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; White River Life Reinsurance Company.

HPP Revised January 2014

HARTFORDFUNDS

hartfordfunds.com

This information is written in connection with the promotion or marketing of the matter(s) addressed in this material. This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider the investment objectives, risks, charges, and expenses of Hartford Funds before investing. This and other information can be found in the prospectus and summary prospectus, which can be obtained by calling 888-843-7824 (retail) or 800-279-1541 (institutional). Investors should read them carefully before they invest.

Hartford Funds are underwritten and distributed by Hartford Funds Distributors, LLC.

MFSAR-VO14       4/14 114014-2 Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached herewith.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: June 13, 2014	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 13, 2014	By:	/s/ James E. Davey
James E. Davey, President and
Chief Executive Officer

Date: June 13, 2014	By:	/s/ Mark A. Annoni
Mark A. Annoni, Vice President,
Treasurer and Controller